UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2023

Date of reporting period:	4/30/2023

Item 1 – Reports to Stockholders –

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 15, 2023

PGIM Absolute Return Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	2.30	-2.02	1.09	1.77

Class C	1.78	-0.60	0.97	1.33

Class Z	2.31	1.43	2.01	2.35

Class R6	2.35	1.60	2.05	2.39

ICE BofA US 3-Month Treasury Bill Index

	2.09	2.81	1.44	0.90

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index

	2.04	2.75	1.62	1.10

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index*—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

*ICE BofA US 3-Month Treasury Bill Index has replaced ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as the Fund’s primary benchmark due to the pending discontinuation of LIBOR.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Source: ICE BofA, used with permission.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Absolute Return Bond Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	47.5

AA	10.2

A	3.8

BBB	10.6

BB	11.1

B	5.2

CCC	1.3

CC	0.2

Not Rated	2.0

Cash/Cash Equivalents	8.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.22	5.36	5.36

Class C	0.19	4.75	4.75

Class Z	0.23	5.77	5.77

Class R6	0.23	5.88	5.88

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Absolute Return Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.00	0.98%	$4.92

	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class C	Actual	$1,000.00	$1,017.80	1.78%	$8.91

	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class Z	Actual	$1,000.00	$1,023.10	0.73%	$3.66

	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

Class R6	Actual	$1,000.00	$1,023.50	0.65%	$3.26

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 91.3%

ASSET-BACKED SECURITIES 27.3%

Automobiles 0.7%

Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120%	12/27/27		200	$176,545
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		1,700	1,633,816
Series 2023-01A, Class D, 144A	7.070	02/14/33		3,700	3,759,771
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		459	449,170
Series 2022-C, Class E, 144A	11.366	12/15/32		249	248,722
Santander Drive Auto Receivables Trust,
Series 2022-07, Class A2	5.810	01/15/26		2,137	2,136,758

					8,404,782

Collateralized Loan Obligations 23.6%

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.607(c)	06/15/34	EUR	1,000	1,048,266
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.607(c)	06/15/34	EUR	4,000	4,193,063
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B2, 144A	6.000	08/25/34	EUR	4,000	4,247,888
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.427(c)	04/15/30	EUR	2,500	2,642,423
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586(c)	07/15/30		9,162	9,180,901
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	6.360(c)	10/17/32		8,500	8,351,165
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.302(c)	04/18/35		9,750	9,538,091
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.185(c)	10/21/34	EUR	3,000	3,194,794
Battalion CLO Ltd.,
Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.510(c)	03/09/34		2,450	2,403,420

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.707%(c)	03/15/32	EUR	1,750	$1,883,483
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,171,020
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	6.330(c)	01/20/32		6,234	6,149,474
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.383(c)	01/22/31		7,000	6,940,230
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.950(c)	10/20/34		11,335	10,809,827
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.388(c)	04/20/35		2,750	2,681,272
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.540(c)	07/15/29		1,546	1,535,133
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.564(c)	02/15/29		5,548	5,530,364
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	6.290(c)	10/20/34		4,250	4,191,674
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.423(c)	01/22/31		2,980	2,949,933
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31		7,738	7,661,559
Series 32A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	6.580(c)	01/15/32		5,000	4,949,800
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.276(c)	10/15/32		5,500	5,455,156
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.402(c)	01/18/34		9,500	9,386,043

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	6.480%(c)	10/20/34		5,000	$4,900,826
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.381(c)	04/21/31		7,411	7,332,220
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	7.061(c)	04/21/31		18,000	17,363,650
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.986(c)	07/15/33		6,500	6,502,764
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.082(c)	07/18/31		10,000	10,000,501
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	7.010(c)	04/17/31		4,000	3,916,443
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	6.390(c)	01/17/31		4,483	4,449,790
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	6.360(c)	07/16/31		6,750	6,688,762
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.986(c)	04/15/31		13,000	12,906,665
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	4.750(c)	04/20/35	EUR	10,000	10,497,626
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	0.000(c)	04/20/35		7,000	6,999,384
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.048(c)	07/20/33		11,500	11,513,987
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	6.430(c)	07/25/31		5,000	4,941,494
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	6.280(c)	04/20/31		1,484	1,468,008

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	6.440%(c)	01/20/35		10,000	$9,770,213
St. Pauls CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.241(c)	10/25/35	EUR	8,000	8,489,792
Strata CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590% (Cap N/A, Floor 1.590%)	6.850(c)	01/15/31		11,398	11,329,701
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	6.500(c)	04/15/34		3,500	3,410,983
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	6.410(c)	01/17/31		10,500	10,328,921
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	7.450(c)	07/15/31		11,300	10,997,084

					284,903,793

Consumer Loans 0.6%

Lendmark Funding Trust,
Series 2021-01A, Class C, 144A	3.410	11/20/31		200	165,463
Oportun Issuance Trust,
Series 2022-02, Class A, 144A	5.940	10/09/29		1,615	1,606,013
SoFi Consumer Loan Program Trust,
Series 2022-01S, Class A, 144A	6.210	04/15/31		4,992	4,996,272

					6,767,748

Home Equity Loans 0.8%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month LIBOR + 1.200% (Cap 13.000%, Floor 1.200%)	6.220(c)	10/25/34		780	759,931
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	5.700(c)	11/25/33		1,184	1,163,722
Series 2003-HE06, Class A3B, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	5.980(c)	11/25/33		3,386	3,160,047

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	5.680%(c)	10/25/32	284		$280,192
Series 2003-03, Class A2, 1 Month LIBOR + 1.180% (Cap 11.000%, Floor 1.180%)	6.200(c)	06/25/43	69		66,607
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.885(c)	01/25/34	1,588		1,499,525
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)	5.860(c)	01/25/35	1,002		962,476
MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	4.367(c)	08/25/33	562		563,411
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.040(c)	10/25/33	486		476,260
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	6.040(c)	10/25/33	234		229,435
Morgan Stanley Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	09/25/33	237		233,851

					9,395,457

Other 0.3%

PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)	8.670(c)	04/25/25	3,200		3,164,839

Residential Mortgage-Backed Securities 1.1%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	5.660(c)	08/25/32	245		229,753
Series 2003-04, Class 1A5	4.877	05/25/33	323		307,160
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)	5.650(c)	02/25/35	174		160,193
Series 2005-WF01, Class A5	5.010(cc)	11/25/34	—	(r)	11
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	07/25/33	300		293,792

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates, (cont’d.)
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770%(c)	03/25/34		17		$16,363
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	11/25/34		122		120,378
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32		73		67,963
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	6.070(c)	09/25/33		1,072		1,027,152
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	5.780(c)	08/25/34		441		408,483
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.815(c)	03/25/35		1,562		1,452,090
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)	5.460(c)	06/25/34		569		531,184
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.920(c)	05/25/34		162		150,481
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.403(c)	09/27/75	EUR	1,208		1,274,182
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.845(c)	09/25/34		1,881		1,781,834
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	5.934(c)	03/15/26	EUR	5,154		5,383,624

						13,204,644

Student Loans 0.2%

Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		2,451		2,317,754
Series 2019-A, Class R, 144A	0.000	10/25/48		1,936		330,653

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

SoFi RR Funding II Trust,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	7.270%(c)	11/29/24	441	$441,483

				3,089,890

TOTAL ASSET-BACKED SECURITIES (cost $335,319,521)				328,931,153

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%

20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $2,454,600; purchased 05/09/18)(f)	3.203(cc)	05/15/35	2,700	1,674,000
Series 2018-20TS, Class H, 144A (original cost $2,389,640; purchased 05/09/18)(f)	3.203(cc)	05/15/35	2,700	1,539,000
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	2,650	2,138,935
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	900	654,572
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	1,490	1,038,489
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.648(c)	09/15/38	2,024	1,862,806
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.654(c)	10/15/36	5,653	5,439,501
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.326(cc)	02/10/48	123,049	462,061
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	7.598(c)	05/15/36	5,666	5,524,341
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	15,500	9,820,971
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.477(cc)	03/25/26	21,319	718,907
Series KC02, Class X1, IO	0.511(cc)	03/25/24	121,026	339,346
GS Mortgage Securities Corp.,
Series 2013-GC10, Class XB, IO, 144A	0.403(cc)	02/10/46	27,200	272
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.639(cc)	04/10/47	28,307	90,475
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,735,091

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.457%(cc)	08/15/47		45,056	$178,210
Series 2015-C27, Class XB, IO	0.542(cc)	02/15/48		52,766	338,747
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.768(cc)	04/15/46		34,956	1,314
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		7,950	3,180,000
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.283(cc)	11/10/36		2,020	1,810,133
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		2,505	2,097,040
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.819(c)	01/23/29	GBP	9,500	11,657,684
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class XB, IO, 144A	0.535(cc)	04/10/46		140,883	3,902

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $65,787,643)					53,305,797

CONVERTIBLE BOND 0.0%

Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $8,885; purchased 06/23/20 - 04/03/23)(f) (cost $8,885)	7.000	05/15/23(oo)		47	5,136

CORPORATE BONDS 23.8%

Aerospace & Defense 0.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29		1,125	1,103,906
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27		5,675	5,661,948

					6,765,854

Agriculture 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A

	5.750	02/01/29		475	425,226

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.3%

American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	1,483	$1,346,646
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	66	63,874
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,417	1,358,608
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	615,931
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	153,850

				3,538,909

Apparel 0.1%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A

	4.000	08/15/29	825	685,381

Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	6.950	03/06/26	450	453,264
General Motors Co.,
Sr. Unsec’d. Notes(a)	6.250	10/02/43	1,555	1,503,192

				1,956,456

Auto Parts & Equipment 0.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A(a)	4.875	08/15/26	1,900	1,826,375
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	515	494,580
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	800	641,323
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	259,875

				3,222,153

Banks 5.6%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	921,674

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A	6.625%(ff)	01/24/32(oo)	1,110	$896,325
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	945	775,077
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,593,124
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,389,394
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	7.437(ff)	11/02/33	3,810	4,194,877
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	400	401,758
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	763,357
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,088,153
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,116,583
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	942,264
Sub. Notes	4.400	06/10/25	405	397,842
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,116,000
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	1,500	1,520,625
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	32,969
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,814,840
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	129,672
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,439,998
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	14,220,798
M&T Bank Corp.,
Sub. Notes	4.000	07/15/24	325	316,334
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A(a)	3.077(ff)	04/07/31	1,555	1,323,013
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	1,690	1,310,439
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	1,625	1,769,767
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,657,284
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	591,263
Societe Generale SA (France),
Sub. Notes, 144A	6.221(ff)	06/15/33	7,380	6,923,788
State Street Corp.,
Sr. Unsec’d. Notes(a)	4.164(ff)	08/04/33	3,675	3,481,183
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	595,948

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.297%(c)	05/12/26		1,925	$1,927,949
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN(h)	4.808(ff)	07/25/28		6,475	6,420,904

					68,073,202

Beverages 0.0%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes

	8.200	01/15/39		250	335,245

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes

	5.600	03/02/43		1,675	1,724,237

Building Materials 0.1%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A

	5.450	11/19/29		1,180	1,124,688

Chemicals 0.9%

Ashland LLC,
Gtd. Notes	6.875	05/15/43		4,100	4,107,123
Ashland Services BV,
Gtd. Notes	2.000	01/30/28	EUR	1,200	1,145,948
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	4.500	01/10/28		1,630	1,486,886
Diamond BC BV,
Gtd. Notes, 144A	4.625	10/01/29		1,100	1,080,750
LYB International Finance BV,
Gtd. Notes	5.250	07/15/43		175	160,424
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		1,350	1,248,498
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		350	316,577
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27		733	735,191

					10,281,397

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services 0.8%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26		1,000	$963,759
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		1,200	1,057,892
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	126,502
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,052,475
Nexi SpA (Italy),
Sr. Unsec’d. Notes(a)	2.125	04/30/29	EUR	4,060	3,684,768
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	278,817
Gtd. Notes(a)	5.250	01/15/30		1,200	1,161,201

					9,325,414

Computers 0.0%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A

	5.375	10/31/26		515	451,526

Distribution/Wholesale 0.0%

Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A

	6.750	03/15/28		100	103,500

Diversified Financial Services 0.3%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		950	862,434
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000	08/15/28		1,025	865,093
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	6.500	01/20/43		175	182,461
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		1,200	967,227
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28		1,100	1,094,019

					3,971,234

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric 1.2%

AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A	4.375%	05/31/30		1,065	$918,573
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		1,500	1,300,503
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		2,275	1,915,531
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27		442	387,028
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42		50	43,108
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,145	2,087,755
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23		200	197,787
Mercury Chile Holdco LLC (Chile),
Sr. Sec’d. Notes	6.500	01/24/27		1,400	1,315,825
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		1,295	1,121,263
NRG Energy, Inc.,
Gtd. Notes, 144A(a)	3.625	02/15/31		1,475	1,193,521
Gtd. Notes, 144A	3.875	02/15/32		1,050	847,605
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	271,203
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,732	1,461,718
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	404,305
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,485,836

					14,951,561

Energy-Alternate Sources 0.1%

Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes, 144A

	7.750	02/02/27		830	692,946

Engineering & Construction 0.5%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	949,718
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	700	631,475
IHS Holding Ltd. (Nigeria),
Gtd. Notes, 144A	6.250	11/29/28		850	677,237

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Engineering & Construction (cont’d.)

Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875%	04/30/28		2,000	$1,847,250
Sr. Sec’d. Notes, 144A	5.500	07/31/47		1,800	1,380,150

					5,485,830

Entertainment 0.4%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		405	273,772
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,464,012
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A	6.375	05/01/26		625	609,746
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	689	222,410
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and
PIK 3.000%	11.000	09/30/26(d)	EUR	2,008	1,880,757
Codere New Holdco SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	840	58,671
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31		700	495,457

					5,004,825

Foods 0.7%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	6.500	02/15/28		450	457,332
Bellis Finco PLC (United Kingdom),
Gtd. Notes(a)	4.000	02/16/27	GBP	2,700	2,298,923
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN	4.048	08/05/26	EUR	100	20,753
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46		2,260	1,972,643
Gtd. Notes	4.625	10/01/39		440	404,405
Gtd. Notes	5.000	06/04/42		970	930,445
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	160,252

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32		325	$297,061
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	1,418	1,335,663

					7,877,477

Forest Products & Paper 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375	12/01/25		400	423,416
Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29		1,000	993,100

					1,416,516

Gas 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		2,200	2,139,510
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41		700	734,463
ENN Clean Energy International Investment Ltd. (China),
Gtd. Notes, 144A	3.375	05/12/26		1,350	1,204,875
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43		1,375	1,167,232

					5,246,080

Healthcare-Products 0.2%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		250	218,698
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		150	129,733
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	964,777
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	566,823

					1,880,031

Healthcare-Services 0.2%

Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		530	477,224
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28		700	690,386

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Elevance Health, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.650%	01/15/43	120	$112,838
Sr. Unsec’d. Notes	5.100	01/15/44	515	501,720
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	4.125	07/01/52	75	66,250
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,179,609

				3,028,027

Home Builders 0.5%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	139,397
Gtd. Notes	7.250	10/15/29	3,475	3,321,802
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,560	2,554,212

				6,015,411

Housewares 0.0%

SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A

	6.500	10/01/29	325	198,342

Insurance 0.7%

Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	228,227
Sr. Unsec’d. Notes	6.100	10/01/41	280	291,241
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	436	435,353
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,555,995
Lincoln National Corp.,
Sr. Unsec’d. Notes	7.000	06/15/40	695	701,573
Markel Corp.,
Sr. Unsec’d. Notes(h)	5.000	03/30/43	3,125	2,787,520
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43	245	203,671
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	1,950	1,810,754
Sub. Notes, 144A	6.850	12/16/39	54	61,080

				8,075,414

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.1%

Prosus NV (China),
Sr. Unsec’d. Notes, 144A

	4.193%	01/19/32	1,250	$1,056,250

Leisure Time 0.1%

NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	8.375	02/01/28	925	927,312
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	150	150,032
Gtd. Notes, 144A	9.250	01/15/29	600	634,500

				1,711,844

Lodging 0.3%

Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,510	1,421,212
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	633,194
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.625	08/08/25	1,000	976,020

				3,030,426

Machinery-Diversified 0.1%

Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A

	7.500	01/01/30	1,100	1,134,588

Media 1.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,300	1,119,056
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	2,640	2,608,554
Sr. Sec’d. Notes	6.484	10/23/45	585	541,740
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	1,600	1,312,111
Gtd. Notes, 144A	5.500	04/15/27	1,500	1,282,874
Sr. Unsec’d. Notes	5.250	06/01/24	2,000	1,950,506
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	2,785	84,114

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750%	11/15/27		2,350	$2,222,202
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		800	787,823
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	684,813
Sr. Sec’d. Notes	4.250	01/15/30	GBP	600	596,544
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,118,782

					14,309,119

Mining 0.3%

AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		730	653,943
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	576,863
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,737,631
Vedanta Resources Finance II PLC (India),
Gtd. Notes	13.875	01/21/24		1,425	1,213,031

					4,181,468

Oil & Gas 2.5%

Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26		3,635	3,311,796
Sr. Unsec’d. Notes, 144A	3.000	01/15/25		1,000	963,912
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,186,918
Gtd. Notes, 144A	9.000	11/01/27		899	1,111,541
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		1,835	1,708,702
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		75	75,484
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,318,263
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25		1,000	987,625

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875%	04/29/30		2,170	$1,934,013
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,571,887
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,041,575
Sr. Sec’d. Notes, 144A	5.375	03/30/28		770	685,926
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	670,250
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.750	06/30/30		2,020	1,868,248
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	885,569
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	395	342,569
Gtd. Notes	6.500	03/13/27		260	231,764
Gtd. Notes	6.700	02/16/32		2,660	2,043,213
Gtd. Notes	6.840	01/23/30		500	402,113
Gtd. Notes, EMTN	4.875	02/21/28	EUR	150	137,889
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26		1,200	1,173,000
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,967	2,318,922
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		3,025	2,881,312

					29,852,491

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes

	5.950	06/01/41		100	94,802

Packaging & Containers 0.1%

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	10/15/28		1,300	1,144,577
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		125	126,941

					1,271,518

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.0%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	905	$800,214
Sr. Unsec’d. Notes	4.550	03/15/35	4,155	4,065,948
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	180,000
Gtd. Notes, 144A	6.250	02/15/29	1,200	546,972
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	615	576,048
Cigna Group (The),
Gtd. Notes(h)	4.375	10/15/28	3,990	3,963,637
CVS Health Corp.,
Sr. Unsec’d. Notes	5.300	12/05/43	485	473,355
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	520	402,363
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,419,965

				12,428,502

Pipelines 1.2%

AI Candelaria Spain SA (Colombia),
Sr. Sec’d. Notes, 144A	5.750	06/15/33	920	649,175
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	7.875	05/15/26	900	923,773
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	125	108,603
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	2,831,484
Sr. Unsec’d. Notes	5.150	03/15/45	55	47,997
Sr. Unsec’d. Notes	5.300	04/15/47	125	109,533
Sr. Unsec’d. Notes	5.400	10/01/47	60	53,382
Sr. Unsec’d. Notes	6.250	04/15/49	75	74,222
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46	1,025	952,997
Gtd. Notes	4.950	10/15/54	800	732,644
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	125	95,483
Sr. Unsec’d. Notes	5.150	10/15/43	1,350	1,221,130
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	145	130,819

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875%	08/15/27		500	$487,313
ONEOK, Inc.,
Gtd. Notes	4.950	07/13/47		1,060	899,121
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25		775	737,278
Sr. Unsec’d. Notes, 144A	6.875	04/15/40		1,850	1,611,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28		1,000	928,314
Gtd. Notes, 144A	7.500	10/01/25		125	126,221
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		75	67,522
Sr. Sec’d. Notes, 144A	4.125	08/15/31		75	66,459
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48		910	770,065
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.300	08/15/52		765	717,700

					14,342,785

Real Estate 0.4%

Arabian Centres Sukuk Ltd. (Saudi Arabia),
Gtd. Notes, 144A	5.375	11/26/24		995	965,336
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	5.750	12/01/25		3,575	3,513,112

					4,478,448

Real Estate Investment Trusts (REITs) 0.2%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		1,000	630,303
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,500	1,167,471
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25		900	904,437

					2,702,211

Retail 0.6%

Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		500	489,648

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes (original cost $314,777; purchased 12/03/20)(f)	6.250%	10/30/25	EUR	250	$258,681
Sr. Sec’d. Notes, 144A (original cost $5,256,245; purchased 05/02/19)(f)	4.375	02/07/25	EUR	4,700	4,817,191
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		1,200	931,725
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		750	607,505
Macy’s Retail Holdings LLC,
Gtd. Notes	4.300	02/15/43		705	427,992

					7,532,742

Telecommunications 1.4%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		727	584,894
Sr. Unsec’d. Notes	3.500	09/15/53		929	665,231
Sr. Unsec’d. Notes	3.650	09/15/59		318	224,873
Sr. Unsec’d. Notes	4.500	05/15/35		695	653,920
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	625,005
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $74,103; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25		259	99,063
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $736,209; purchased 05/22/20 - 03/15/23)(f)	8.000	12/31/26		2,424	518,569
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $637,648; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25		692	433,971
Sr. Sec’d. Notes, 144A (original cost $1,081,274; purchased 05/22/20)(f)	8.750	05/25/24		1,138	1,026,357
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $2,050,000; purchased 02/24/15)(f)	6.750	06/01/23		2,050	399,750
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		50	—

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Intelsat Jackson Holdings SA (Luxembourg), (cont’d.)
Gtd. Notes, 144A^	9.750%	07/15/25(d)		50	$—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,296,750
Kaixo Bondco Telecom SA (Spain),
Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	2,600	2,465,533
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A	3.400	03/01/27		465	363,644
Sr. Sec’d. Notes, 144A	10.500	05/15/30		275	263,298
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		515	396,097
Sprint LLC,
Gtd. Notes	7.125	06/15/24		2,000	2,032,957
Gtd. Notes	7.625	02/15/25		1,150	1,185,061
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28		480	300,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41		1,575	1,243,076
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25		1,650	1,573,976

					16,352,027

Transportation 0.0%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050	03/01/41		295	297,347
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	319,680

					617,027

TOTAL CORPORATE BONDS (cost $319,621,057)					286,953,130

FLOATING RATE AND OTHER LOANS 1.0%

Airlines 0.0%

United Airlines, Inc.,
Class B Term Loan, 1 Month LIBOR + 3.750%	8.770(c)	04/21/28		492	489,331

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29		1,017	957,121

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services 0.1%

Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B-4 Loans, 1 Month LIBOR + 1.500%	6.453%(c)	02/12/27		600	$588,750
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%	8.097(c)	03/20/28		560	524,700

					1,113,450

Foods 0.1%

Casino Guichard-Perrachon (France),
Facility B Loan, 3 Month EURIBOR + 4.000%	7.108(c)	08/31/25	EUR	1,710	1,303,900

Investment Companies 0.2%

Rainbow Midco Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.750%^	10.947(c)	02/22/30	EUR	2,611	2,701,566

Media 0.0%

Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26		41	36,523
Second Lien Term loan	8.025	08/24/26		2,065	146,600

					183,123

Metal Fabricate/Hardware 0.1%

Tank Holding Corp.,
Term Loan, 1 Month SOFR + 5.850%	10.832(c)	03/31/28		1,141	1,107,134

Oil & Gas 0.2%

Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211(c)	11/01/25		1,858	1,967,157

Retail 0.1%

Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	11.559(c)	07/27/29	GBP	1,025	684,877
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%	8.775(c)	03/06/28		750	742,902

					1,427,779

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications 0.1%

Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275%(c)	05/27/24	189	$170,753
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.500%	9.082(c)	02/01/29	750	739,687

				910,440

TOTAL FLOATING RATE AND OTHER LOANS (cost $13,599,769)				12,161,001

MUNICIPAL BONDS 1.6%

California 0.3%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	675,342
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	1,918,581
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	585,158
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	628,270

				3,807,351

Colorado 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,375,648

Illinois 0.1%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	865	866,468

New Jersey 0.3%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,580,990
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	215,666

				2,796,656

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	164,521

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 0.8%

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000%(cc)	11/01/43	8,692	$4,085,407
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1(h)	4.750	07/01/53	5,846	5,488,467

				9,573,874

Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	117,289

TOTAL MUNICIPAL BONDS (cost $20,151,897)				18,701,807

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.2%
Bellemeade Re Ltd.,
Series 2021-01A, Class M1C, 144A, 30 Day
Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.765(c)	03/25/31	960	961,127
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	4.101(cc)	02/25/37	36	34,407
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	7.070(c)	01/25/40	54	54,267
Series 2021-R01, Class 1B1, 144A, 30 Day
Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.915(c)	10/25/41	990	960,240
Series 2022-R01, Class 1B1, 144A, 30 Day
Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.965(c)	12/25/41	1,718	1,655,722
Series 2022-R02, Class 2M2, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	01/25/42	1,900	1,857,250
Series 2022-R04, Class 1B1, 144A, 30 Day
Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.065(c)	03/25/42	290	292,987
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.720(c)	11/25/28	1,893	1,890,810

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Eagle Re Ltd., (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day
Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.265%(c)	04/25/34	910	$928,038
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day
Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.215(c)	08/25/33	3,460	3,384,069
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day
Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.465(c)	01/25/51	835	796,407
Series 2021-DNA05, Class B1, 144A, 30 Day
Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.865(c)	01/25/34	600	570,666
Series 2021-DNA06, Class M2, 144A, 30 Day
Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.315(c)	10/25/41	1,520	1,463,958
Series 2021-DNA07, Class M2, 144A, 30 Day
Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.615(c)	11/25/41	100	95,754
Series 2021-HQA01, Class B1, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.815(c)	08/25/33	200	181,511
Series 2021-HQA03, Class B1, 144A, 30 Day
Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.165(c)	09/25/41	370	345,721
Series 2021-HQA03, Class M2, 144A, 30 Day
Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.915(c)	09/25/41	100	93,281
Series 2022-DNA03, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.715(c)	04/25/42	1,920	1,915,200
Series 2022-HQA03, Class M2, 144A, 30 Day
Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.165(c)	08/25/42	600	602,250
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	5.160(c)	10/26/36	561	556,439
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	3.938(cc)	07/25/35	24	23,303
Legacy Mortgage Asset Trust,
Series 2021-SL02, Class A, 144A	1.875	10/25/68	187	168,433

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.770%(c)	01/25/48		1,299	$1,258,414
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.570(c)	07/25/28		188	187,723
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.715(c)	04/25/34		1,000	993,336
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 3.850% (Cap N/A, Floor 2.850%)	8.870(c)	02/25/25		1,650	1,642,584
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.670(c)	08/25/25		2,400	2,369,166
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.515(c)	11/25/31		1,000	990,043
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	484	522,069
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2003-37A, Class 3A7	5.144(cc)	12/25/33		243	230,252

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,085,363)					27,025,427

SOVEREIGN BONDS 2.4%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	585,803
Brazil Loan Trust 1 (Brazil),
Gov’t. Gtd. Notes	5.477	07/24/23		82	81,612
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		1,645	1,620,119
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,312,094
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	248,325
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,822,003
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,555,576

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200%	07/17/34	EUR	5,485	$6,241,639
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,403,266
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	334,316
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	815,679
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,900,494
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.125	06/15/25	EUR	500	536,419
Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	1,650	1,770,182
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	309,479
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	1,844	1,829,729
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,403,647
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	530,985
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	928,325
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,866	331,939
Sr. Unsec’d. Notes	8.994	02/01/26(d)		350	60,441
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,265	225,028
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		1,560	335,205
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		800	138,150

TOTAL SOVEREIGN BONDS (cost $32,828,466)					28,320,455

U.S. GOVERNMENT AGENCY OBLIGATIONS 5.2%
Federal Home Loan Mortgage Corp.	4.000	10/01/52		3,010	2,877,430
Federal Home Loan Mortgage Corp.	4.500	07/01/52		1,490	1,456,987
Federal Home Loan Mortgage Corp.	4.500	08/01/52		1,072	1,047,750
Federal Home Loan Mortgage Corp.	5.000	07/01/52		3,936	3,913,841
Federal Home Loan Mortgage Corp.	5.000	09/01/52		11,538	11,473,528
Federal National Mortgage Assoc.	2.000	11/01/50		3,978	3,321,272
Federal National Mortgage Assoc.	4.500	06/01/52		1,975	1,930,470
Federal National Mortgage Assoc.	4.500	07/01/52		2,980	2,913,430
Federal National Mortgage Assoc.	4.500	08/01/52		4,575	4,472,289
Federal National Mortgage Assoc.	4.500	10/01/52		5,501	5,377,272
Federal National Mortgage Assoc.	5.000	07/01/52		2,472	2,458,592
Federal National Mortgage Assoc.	5.000	09/01/52		5,035	5,006,661
Federal National Mortgage Assoc.	5.500	10/01/52		971	979,450
Federal National Mortgage Assoc.(h)	5.500	11/01/52		12,265	12,366,598
Federal National Mortgage Assoc.	6.000	11/01/52		1,151	1,173,307

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	12/01/52	1,504	$1,532,172

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $62,186,733)				62,301,049

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bonds(k)	1.375	11/15/40	15,930	11,019,080
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	74,925	59,729,273
U.S. Treasury Bonds	2.250	08/15/49	13,420	10,098,550
U.S. Treasury Bonds	2.375	02/15/42	951	767,338
U.S. Treasury Bonds	2.375	11/15/49	4,700	3,634,422
U.S. Treasury Bonds	2.500	02/15/45	3,505	2,808,929
U.S. Treasury Bonds	2.750	08/15/47	4,140	3,446,550
U.S. Treasury Bonds	2.750	11/15/47	22,960	19,121,375
U.S. Treasury Bonds	2.875	05/15/52	10	8,556
U.S. Treasury Bonds(k)	3.625	08/15/43	9,820	9,574,500
U.S. Treasury Bonds	4.000	11/15/42	1,280	1,318,400
U.S. Treasury Bonds	4.000	11/15/52	16,725	17,754,633
U.S. Treasury Notes	1.500	11/30/28	19,740	17,721,277
U.S. Treasury Notes	1.750	12/31/24	32,400	31,102,734
U.S. Treasury Notes	2.375	03/31/29	24,875	23,351,406
U.S. Treasury Notes	3.125	08/31/29	23,080	22,575,125
U.S. Treasury Notes	4.250	12/31/24	31,030	31,016,667
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,035	526,354
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	548,814
U.S. Treasury Strips Coupon	3.507(s)	11/15/41	24,000	11,613,750
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	80,644

TOTAL U.S. TREASURY OBLIGATIONS (cost $289,045,751)				277,818,377

			Shares

COMMON STOCKS 0.3%

Chemicals 0.1%
TPC Group, Inc.*^			56,219	1,124,380

Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)^			6,534	968,339

Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain)^			29,207	—

See Notes to Financial Statements.

38

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	16,760	$1,385,717

Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*	19,659	517,287

TOTAL COMMON STOCKS (cost $2,308,133)		3,995,723

	Units

RIGHTS* 0.0%

Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,057	19,605
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,057	4,072

TOTAL RIGHTS (cost $0)		23,677

TOTAL LONG-TERM INVESTMENTS (cost $1,167,943,218)		1,099,542,732

	Shares

SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS 12.0%
PGIM Core Government Money Market Fund(wk)	5,825,295	5,825,295
PGIM Core Short-Term Bond Fund(wk)	12,325,847	112,534,979
PGIM Institutional Money Market Fund (cost $26,585,205; includes $26,482,485 of cash collateral for securities on loan)(b)(wk)	26,614,212	26,598,243

TOTAL AFFILIATED MUTUAL FUNDS (cost $144,681,921)		144,958,517

OPTION PURCHASED*~ 0.4% (cost $493,824)		5,139,000

TOTAL SHORT-TERM INVESTMENTS (cost $145,175,745)		150,097,517

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.7% (cost $1,313,118,963)	$1,249,640,249

OPTIONS WRITTEN*~ (0.4)% (premiums received $539,994)	(5,139,267)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.3% (cost $1,312,578,969)	1,244,500,982
Liabilities in excess of other assets(z) (3.3)%	(39,981,176)

NET ASSETS 100.0%	$1,204,519,806

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

See Notes to Financial Statements.

40

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,072,206 and 0.9% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,026,413; cash collateral of $26,482,485 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $15,003,381. The aggregate value of $10,771,718 is 0.9% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wk)

PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BARC	10/27/23	115.00	—	39,000	$5,139,000

(cost $493,824)

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs JPY	Call	BOA	10/27/23	115.00	—	39,000	$(5,138,999)

(premiums received $539,994)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA†† ^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	$(268)

(premiums received $0)
Total Options Written (premiums received $539,994)								$(5,139,267)

††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

See Notes to Financial Statements.

42

Options Written:

Centrally Cleared Swaptions

Description	Call/ Put	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	06/21/23	1.20%	1.00	%(Q)	CDX.NA.IG.39. V1(Q)	17,300	$(4,917)	$36,603

(premiums received $41,520)

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
300	3 Month CME SOFR	Jun. 2023	$71,304,375	$177,576
18	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	2,545,313	76,941

				254,517

Short Positions:
826	2 Year U.S. Treasury Notes	Jun. 2023	170,291,515	125,791
131	5 Year Euro-Bobl	Jun. 2023	17,028,840	(406,806)
987	5 Year U.S. Treasury Notes	Jun. 2023	108,315,542	(2,011,622)
120	10 Year Euro-Bund	Jun. 2023	17,924,828	(567,943)
261	10 Year U.S. Treasury Notes	Jun. 2023	30,068,017	(661,968)
206	10 Year U.S. Ultra Treasury Notes	Jun. 2023	25,019,345	(859,457)
1,156	20 Year U.S. Treasury Bonds	Jun. 2023	152,194,625	(6,950,712)
46	Euro Schatz Index	Jun. 2023	5,356,391	(54,126)

				(11,386,843)

				$(11,132,326)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPM	AUD	3,180	$2,208,097	$2,119,979	$—	$(88,118)
Brazilian Real,
Expiring 05/03/23	CITI	BRL	4,362	859,980	873,591	13,611	—
Expiring 05/03/23	CITI	BRL	4,210	796,788	843,134	46,346	—
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	3,511	2,597,257	2,595,982	—	(1,275)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    43

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso,
Expiring 06/22/23	BARC	CLP	1,336,796	$1,610,000	$1,643,890	$33,890	$—
Expiring 06/22/23	UAG	CLP	1,311,196	1,625,000	1,612,409	—	(12,591)
Chinese Renminbi,
Expiring 05/23/23	HSBC	CNH	34,098	4,969,000	4,932,436	—	(36,564)
Expiring 05/23/23	JPM	CNH	18,271	2,651,000	2,642,932	—	(8,068)
Colombian Peso,
Expiring 06/21/23	BARC	COP	34,501,178	7,129,639	7,252,801	123,162	—
Expiring 06/21/23	BARC	COP	18,438,240	3,811,121	3,876,068	64,947	—
Expiring 06/21/23	DB	COP	22,656,952	4,690,152	4,762,921	72,769	—
Expiring 06/21/23	MSI	COP	19,974,760	4,111,133	4,199,073	87,940	—
Czech Koruna,
Expiring 07/19/23	BARC	CZK	9,218	433,671	430,047	—	(3,624)
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	1,479,292	4,286,436	4,297,315	10,879	—
Expiring 07/19/23	HSBC	HUF	1,298,974	3,643,174	3,744,717	101,543	—
Expiring 07/19/23	JPM	HUF	884,252	2,498,719	2,549,145	50,426	—
Expiring 07/19/23	JPM	HUF	866,413	2,474,759	2,497,720	22,961	—
Expiring 07/19/23	TD	HUF	1,376,459	3,955,911	3,968,095	12,184	—
Indian Rupee,
Expiring 06/21/23	BOA	INR	452,442	5,492,000	5,520,308	28,308	—
Expiring 06/21/23	CITI	INR	60,505	738,000	738,229	229	—
Expiring 06/21/23	JPM	INR	230,885	2,784,000	2,817,066	33,066	—
Expiring 06/21/23	MSI	INR	723,779	8,781,280	8,830,935	49,655	—
Expiring 06/21/23	UAG	INR	60,523	738,000	738,454	454	—
Indonesian Rupiah,
Expiring 06/21/23	GSI	IDR	121,879,115	7,878,366	8,301,917	423,551	—
Israeli Shekel,
Expiring 06/21/23	CITI	ILS	28,692	8,018,821	7,920,763	—	(98,058)
Expiring 06/21/23	CITI	ILS	16,663	4,654,669	4,599,934	—	(54,735)
Expiring 06/21/23	MSI	ILS	13,317	3,725,566	3,676,254	—	(49,312)
Japanese Yen,
Expiring 10/31/23	BARC	JPY	487,838	5,118,000	3,682,954	—	(1,435,046)
Expiring 10/31/23	DB	JPY	498,249	5,220,000	3,761,556	—	(1,458,444)
Expiring 10/31/23	GSI	JPY	874,045	8,971,000	6,598,643	—	(2,372,357)
Expiring 10/31/23	MSI	JPY	855,296	8,262,958	6,457,100	—	(1,805,858)
Mexican Peso,
Expiring 06/21/23	JPM	MXN	235,799	12,839,084	12,968,743	129,659	—
New Taiwanese Dollar,
Expiring 06/21/23	MSI	TWD	108,151	3,559,000	3,532,356	—	(26,644)
Expiring 06/21/23	MSI	TWD	103,460	3,419,338	3,379,132	—	(40,206)
Expiring 06/21/23	MSI	TWD	78,810	2,595,000	2,574,047	—	(20,953)

See Notes to Financial Statements.

44

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/21/23	CITI	PHP	198,904	$3,630,000	$3,589,323	$—	$(40,677)
Expiring 06/21/23	CITI	PHP	131,491	2,416,000	2,372,818	—	(43,182)
Expiring 06/21/23	JPM	PHP	116,681	2,148,780	2,105,566	—	(43,214)
Polish Zloty,
Expiring 07/19/23	TD	PLN	6,782	1,622,000	1,621,810	—	(190)
Singapore Dollar,
Expiring 06/21/23	BOA	SGD	5,453	4,086,000	4,094,871	8,871	—
South African Rand,
Expiring 06/21/23	JPM	ZAR	59,787	3,191,083	3,252,076	60,993	—
Expiring 06/21/23	MSI	ZAR	35,481	1,951,000	1,929,979	—	(21,021)
Expiring 06/21/23	TD	ZAR	65,211	3,544,620	3,547,162	2,542	—
Expiring 06/21/23	TD	ZAR	29,031	1,592,000	1,579,141	—	(12,859)
South Korean Won,
Expiring 06/21/23	CITI	KRW	2,608,960	2,010,000	1,956,431	—	(53,569)
Expiring 06/21/23	HSBC	KRW	3,653,907	2,803,000	2,740,025	—	(62,975)
Expiring 06/21/23	SCB	KRW	5,049,915	3,889,000	3,786,877	—	(102,123)
Expiring 06/21/23	UAG	KRW	2,588,383	1,970,000	1,941,000	—	(29,000)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	1,499	1,683,806	1,692,662	8,856	—
Thai Baht,
Expiring 06/21/23	BOA	THB	50,033	1,475,000	1,473,159	—	(1,841)
Expiring 06/21/23	CITI	THB	25,253	740,000	743,521	3,521	—
Expiring 06/21/23	GSI	THB	73,601	2,147,000	2,167,078	20,078	—
Expiring 06/21/23	GSI	THB	58,891	1,716,000	1,733,967	17,967	—
Expiring 06/21/23	SCB	THB	77,296	2,259,000	2,275,869	16,869	—

				$192,021,208	$185,543,981	1,445,277	(7,922,504)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	7,628	$5,136,732	$5,065,194	$71,538	$—
Brazilian Real,
Expiring 05/03/23	SCB	BRL	8,572	1,666,000	1,716,725	—	(50,725)
Expiring 06/02/23	CITI	BRL	4,362	854,706	868,011	—	(13,305)
British Pound,
Expiring 07/19/23	HSBC	GBP	15,075	18,899,244	18,975,999	—	(76,755)
Chilean Peso,
Expiring 06/22/23	BNP	CLP	1,780,021	2,154,729	2,188,935	—	(34,206)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    45

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/22/23	CITI	CLP	647,353	$795,000	$796,065	$—	$(1,065)
Expiring 06/22/23	CITI	CLP	597,374	738,000	734,605	3,395	—
Expiring 06/22/23	MSI	CLP	656,453	796,000	807,256	—	(11,256)
Expiring 06/22/23	UAG	CLP	4,669,331	5,769,307	5,741,988	27,319	—
Expiring 06/22/23	UAG	CLP	1,301,051	1,595,000	1,599,934	—	(4,934)
Expiring 06/22/23	UAG	CLP	1,122,380	1,389,750	1,380,218	9,532	—
Expiring 06/22/23	UAG	CLP	600,986	738,000	739,047	—	(1,047)
Chinese Renminbi,
Expiring 05/23/23	BOA	CNH	5,236	760,000	757,387	2,613	—
Expiring 05/23/23	HSBC	CNH	29,532	4,254,000	4,271,927	—	(17,927)
Expiring 05/23/23	JPM	CNH	26,662	3,878,000	3,856,757	21,243	—
Expiring 05/23/23	MSI	CNH	171,912	25,116,412	24,868,015	248,397	—
Expiring 05/23/23	SCB	CNH	30,032	4,339,000	4,344,236	—	(5,236)
Colombian Peso,
Expiring 06/21/23	BNP	COP	6,243,060	1,340,000	1,312,409	27,591	—
Expiring 06/21/23	CITI	COP	12,787,093	2,764,000	2,688,089	75,911	—
Expiring 06/21/23	CITI	COP	8,094,047	1,762,000	1,701,522	60,478	—
Expiring 06/21/23	GSI	COP	8,479,637	1,813,000	1,782,580	30,420	—
Expiring 06/21/23	MSI	COP	8,032,092	1,618,000	1,688,498	—	(70,498)
Expiring 06/21/23	MSI	COP	6,160,232	1,259,000	1,294,997	—	(35,997)
Euro,
Expiring 07/19/23	BNP	EUR	31,661	35,172,640	35,047,647	124,993	—
Expiring 07/19/23	BNYM	EUR	31,538	34,723,591	34,911,748	—	(188,157)
Expiring 07/19/23	DB	EUR	148	163,480	164,368	—	(888)
Expiring 07/19/23	HSBC	EUR	972	1,073,586	1,076,172	—	(2,586)
Expiring 07/19/23	MSI	EUR	31,089	34,101,010	34,415,358	—	(314,348)
Hungarian Forint,
Expiring 06/21/23	TD	HUF	582,339	1,691,000	1,691,684	—	(684)
Indian Rupee,
Expiring 06/21/23	BOA	INR	356,361	4,284,000	4,348,013	—	(64,013)
Expiring 06/21/23	JPM	INR	236,239	2,839,065	2,882,380	—	(43,315)
Expiring 06/21/23	JPM	INR	184,915	2,233,000	2,256,171	—	(23,171)
Expiring 06/21/23	JPM	INR	63,822	776,000	778,703	—	(2,703)
Expiring 06/21/23	MSI	INR	293,817	3,534,000	3,584,900	—	(50,900)
Expiring 06/21/23	SCB	INR	66,101	794,000	806,511	—	(12,511)
Indonesian Rupiah,
Expiring 06/21/23	BOA	IDR	64,294,255	4,283,000	4,379,467	—	(96,467)
Expiring 06/21/23	HSBC	IDR	36,604,915	2,353,000	2,493,380	—	(140,380)
Israeli Shekel,
Expiring 06/21/23	BARC	ILS	7,596	2,086,875	2,096,890	—	(10,015)
Expiring 06/21/23	BARC	ILS	4,575	1,252,125	1,262,877	—	(10,752)
Expiring 06/21/23	BOA	ILS	10,956	3,075,000	3,024,452	50,548	—

See Notes to Financial Statements.

46

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/21/23	CITI	ILS	11,590	$3,205,000	$3,199,512	$5,488	$—
Japanese Yen,
Expiring 10/31/23	BOA	JPY	1,325,555	12,988,000	10,007,346	2,980,654	—
Expiring 10/31/23	BOA	JPY	1,168,753	11,585,000	8,823,557	2,761,443	—
Expiring 10/31/23	CITI	JPY	399,802	4,148,827	3,018,323	1,130,504	—
Expiring 10/31/23	CITI	JPY	46,713	447,401	352,663	94,738	—
Mexican Peso,
Expiring 06/21/23	BOA	MXN	38,126	2,077,000	2,096,924	—	(19,924)
Expiring 06/21/23	JPM	MXN	62,679	3,247,000	3,447,283	—	(200,283)
Expiring 06/21/23	JPM	MXN	61,790	3,360,000	3,398,393	—	(38,393)
Expiring 06/21/23	TD	MXN	37,237	2,013,000	2,048,032	—	(35,032)
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	649	404,385	401,419	2,966	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	6,557	1,724,412	1,763,193	—	(38,781)
Expiring 06/21/23	SCB	PEN	7,118	1,866,900	1,913,955	—	(47,055)
Philippine Peso,
Expiring 06/21/23	JPM	PHP	440,869	7,982,412	7,955,696	26,716	—
Expiring 06/21/23	SCB	PHP	225,292	4,107,000	4,065,507	41,493	—
Polish Zloty,
Expiring 07/19/23	CITI	PLN	21,519	5,085,067	5,146,199	—	(61,132)
Expiring 07/19/23	MSI	PLN	19,083	4,472,409	4,563,610	—	(91,201)
Singapore Dollar,
Expiring 06/21/23	BARC	SGD	3,691	2,785,000	2,771,404	13,596	—
Expiring 06/21/23	BOA	SGD	6,254	4,706,000	4,696,562	9,438	—
Expiring 06/21/23	BOA	SGD	1,966	1,475,000	1,476,195	—	(1,195)
Expiring 06/21/23	CITI	SGD	987	740,000	740,850	—	(850)
Expiring 06/21/23	HSBC	SGD	4,352	3,300,000	3,268,055	31,945	—
Expiring 06/21/23	HSBC	SGD	4,082	3,026,811	3,065,347	—	(38,536)
Expiring 06/21/23	JPM	SGD	4,298	3,227,000	3,227,555	—	(555)
Expiring 06/21/23	MSI	SGD	3,706	2,784,000	2,782,807	1,193	—
South African Rand,
Expiring 06/21/23	BOA	ZAR	21,253	1,150,157	1,156,043	—	(5,886)
Expiring 06/21/23	CITI	ZAR	10,389	558,843	565,124	—	(6,281)
Expiring 06/21/23	HSBC	ZAR	14,521	796,000	789,890	6,110	—
Expiring 06/21/23	JPM	ZAR	27,986	1,557,000	1,522,307	34,693	—
Expiring 06/21/23	JPM	ZAR	21,894	1,194,000	1,190,946	3,054	—
Expiring 06/21/23	MSI	ZAR	30,625	1,679,000	1,665,820	13,180	—
Expiring 06/21/23	MSI	ZAR	14,554	796,000	791,669	4,331	—
Expiring 06/21/23	TD	ZAR	63,514	3,485,000	3,454,843	30,157	—
South Korean Won,
Expiring 06/21/23	BOA	KRW	2,685,215	2,012,000	2,013,614	—	(1,614)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    47

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 06/21/23	CITI	KRW	12,631,454	$9,617,663	$9,472,191	$145,472	$—
Expiring 06/21/23	CITI	KRW	1,195,632	920,000	896,592	23,408	—
Expiring 06/21/23	CITI	KRW	1,021,124	789,000	765,730	23,270	—
Expiring 06/21/23	GSI	KRW	3,016,617	2,291,000	2,262,129	28,871	—
Expiring 06/21/23	JPM	KRW	2,984,636	2,278,000	2,238,146	39,854	—
Expiring 06/21/23	JPM	KRW	2,712,175	2,057,000	2,033,831	23,169	—
Expiring 06/21/23	JPM	KRW	2,409,666	1,801,000	1,806,983	—	(5,983)
Expiring 06/21/23	JPM	KRW	1,208,010	924,000	905,874	18,126	—
Expiring 06/21/23	MSI	KRW	2,370,991	1,769,000	1,777,980	—	(8,980)
Expiring 06/21/23	MSI	KRW	2,091,968	1,592,000	1,568,744	23,256	—
Expiring 06/21/23	SCB	KRW	3,110,643	2,364,000	2,332,638	31,362	—
Expiring 06/21/23	SSB	KRW	2,987,436	2,246,000	2,240,246	5,754	—
Expiring 06/21/23	SSB	KRW	2,887,603	2,168,000	2,165,382	2,618	—
Expiring 06/21/23	SSB	KRW	1,008,822	766,000	756,505	9,495	—
Swiss Franc,
Expiring 07/19/23	BNP	CHF	606	682,067	684,120	—	(2,053)
Thai Baht,
Expiring 06/21/23	BOA	THB	149,174	4,291,000	4,392,214	—	(101,214)
Expiring 06/21/23	HSBC	THB	73,877	2,153,000	2,175,194	—	(22,194)
Expiring 06/21/23	MSI	THB	119,133	3,479,000	3,507,693	—	(28,693)
Expiring 06/21/23	MSI	THB	49,003	1,408,455	1,442,817	—	(34,362)
Expiring 06/21/23	SCB	THB	71,792	2,061,000	2,113,816	—	(52,816)

				$373,514,061	$367,320,583	8,320,332	(2,126,854)

						$9,765,609	$(10,049,358)

Cross currency exchange contracts outstanding at April 30, 2023:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
07/19/23	Buy	EUR	1,536	CZK	36,431	$533	$—	MSI
07/19/23	Buy	EUR	2,479	HUF	963,321	—	(32,440)	BOA
07/19/23	Buy	JPY	203,245	EUR	1,396	—	(34,676)	BOA
07/19/23	Buy	PLN	8,315	EUR	1,788	9,182	—	BOA
10/31/23	Buy	AUD	6,309	JPY	422,703	1,014,741	—	DB
10/31/23	Buy	JPY	648,099	AUD	9,489	—	(1,433,083)	MSI

						$1,024,456	$(1,500,199)

See Notes to Financial Statements.

48

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/23	0.500	%(Q)	10,506	*	$8,451	$(1,135)	$9,586	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	12/20/27	0.250	%(Q)EUR	800	$18,556	$4,344	$14,212	BARC
U.S. Treasury Notes	12/20/32	0.250	%(Q)EUR	405	11,847	4,880	6,967	BNP
United Mexican States	06/20/23	1.000	%(Q)	1,400	(3,388)	244	(3,632)	CITI
United Mexican States	06/20/23	1.000	%(Q)	1,385	(3,352)	599	(3,951)	CITI
United Mexican States	06/20/23	1.000	%(Q)	460	(1,113)	223	(1,336)	CITI
United Mexican States	06/20/23	1.000	%(Q)	460	(1,113)	205	(1,318)	CITI
United Mexican States	06/20/23	1.000	%(Q)	455	(1,101)	74	(1,175)	CITI
United Mexican States	06/20/23	1.000	%(Q)	240	(581)	42	(623)	CITI
United Mexican States	12/20/24	1.000	%(Q)	1,000	(11,318)	(3,905)	(7,413)	BARC
United Mexican States	12/20/24	1.000	%(Q)	440	(4,980)	1,017	(5,997)	CITI

					$3,457	$7,723	$(4,266)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000	%(Q)	730	0.459%	$1,425	$50	$1,375	GSI
Bank of America Corp.	06/20/24	1.000	%(Q)	7,650	0.829%	23,551	4,244	19,307	GSI
Boeing Co.	06/20/24	1.000	%(Q)	1,460	0.519%	9,560	2,302	7,258	GSI
General Motors Co.	06/20/26	5.000	%(Q)	2,230	1.386%	246,491	273,100	(26,609)	GSI
Halliburton Co.	12/20/26	1.000	%(Q)	910	0.585%	13,854	6,353	7,501	GSI
Host Hotels & Resorts LP	06/20/24	1.000	%(Q)	500	0.448%	3,675	2,210	1,465	GSI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	9,450	2.457%	(8,954)	(38,933)	29,979	BNP
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,165	2.457%	(1,104)	(2,047)	943	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	1,155	2.457%	(1,094)	(2,436)	1,342	CITI

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    49

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000	%(Q)	385	2.457%	$(365)	$(832)	$467	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	385	2.457%	(365)	(817)	452	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	380	2.457%	(360)	(671)	311	CITI
Petroleos Mexicanos	06/20/23	1.000	%(Q)	195	2.457%	(184)	(342)	158	CITI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	1,000	4.056%	(45,941)	(17,136)	(28,805)	BARC
Petroleos Mexicanos	12/20/24	1.000	%(Q)	440	4.056%	(20,214)	(13,624)	(6,590)	CITI
Simon Property Group LP	06/20/26	1.000	%(Q)	1,980	0.712%	19,084	14,443	4,641	GSI
Targa Resources Partners LP	06/20/23	5.000	%(Q)	885	0.406%	11,068	4,249	6,819	MSI
Targa Resources Partners LP	06/20/23	5.000	%(Q)	590	0.406%	7,378	2,963	4,415	MSI
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	680	0.809%	4,600	8,958	(4,358)	GSI
Wells Fargo & Co.	12/20/23	1.000	%(Q)	7,500	0.504%	32,499	14,050	18,449	MSI

						$294,604	$256,084	$38,520

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000	%(Q)	251,237	$(1,558,885)	$(3,117,619)	$(1,558,734)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

See Notes to Financial Statements.

50

index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 2,090	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)/ 4.179%	$(28,953)	$278,849	$307,802
GBP 3,280	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 4.179%	169,315	519,519	350,204
GBP 1,340	05/08/31	1.150	%(A)	1 Day SONIA(1)(A)/ 4.179%	(30,882)	318,260	349,142

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    51

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
6,572	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/ 4.810%	$—	$92,851	$92,851
8,268	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/ 4.810%	—	142,789	142,789

					$109,480	$1,352,268	$1,242,788

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2023:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	GSI	06/20/23	(28,320)	$(113,664)	$—	$(113,664)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	MSI	06/20/23	(28,320)	(27,917)	—	(27,917)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	GSI	09/20/23	(54,980)	(2,239,491)	—	(2,239,491)
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.290%	JPM	09/20/23	(57,782)	(874,898)	—	(874,898)
Total Return Benchmark Bond Index(T)	1 Day USOIS -67bps(T)/ 4.160%	GSI	09/20/23	(3,088)	(77,761)	—	(77,761)

					$(3,333,731)	$—	$(3,333,731)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

See Notes to Financial Statements.

52

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of April 30, 2023, termination date 09/20/2023:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$4,609,356	1.50%
United Parcel Service, Inc.	4,000,000	4,309,829	1.40%
Morgan Stanley	4,000,000	4,274,722	1.39%
Northrop Grumman Corp.	4,000,000	4,226,375	1.38%
FedEx Corp.	4,000,000	4,000,774	1.30%
Conagra Brands, Inc.	4,000,000	3,991,013	1.30%
The Walt Disney Co.	4,000,000	3,918,577	1.28%
Keurig Dr Pepper, Inc.	4,000,000	3,902,462	1.27%
Cigna Corp.	4,000,000	3,832,818	1.25%
Wells Fargo & Co.	4,000,000	3,800,982	1.24%
Fox Corp.	4,000,000	3,791,996	1.24%
TransCanada PipeLines Ltd.	4,000,000	3,787,724	1.23%
Bristol-Myers Squibb Co.	4,000,000	3,778,942	1.23%
ExxonMobil Corp.	4,000,000	3,741,309	1.22%
HCA, Inc.	4,000,000	3,696,194	1.20%
Eli Lilly and Co.	4,000,000	3,687,008	1.20%
Thermo Fisher Scientific, Inc.	4,000,000	3,670,293	1.20%
Intel Corp.	4,000,000	3,651,464	1.19%
Telefonica Emisiones, S.A.U.	4,000,000	3,636,788	1.19%
Johnson & Johnson	4,000,000	3,621,192	1.18%
Deere & Co.	4,000,000	3,588,478	1.17%
Mastercard, Inc.	4,000,000	3,550,001	1.16%
McDonald’s Corp.	4,000,000	3,509,603	1.14%
T-Mobile USA, Inc.	4,000,000	3,503,567	1.14%
Fiserv, Inc.	4,000,000	3,455,004	1.13%
Union Electric Co.	4,000,000	3,393,830	1.11%
Enterprise Products Operating LLC	4,000,000	3,386,919	1.10%
Equinor ASA	4,000,000	3,378,612	1.10%
Progressive Corp.	4,000,000	3,373,996	1.10%
Bank of America Corp.	4,000,000	3,350,089	1.09%
Humana, Inc.	4,000,000	3,313,706	1.08%
Becton, Dickinson & Co.	4,000,000	3,310,486	1.08%
Nike, Inc.	4,000,000	3,303,654	1.08%
Vodafone Group PLC	4,000,000	3,286,750	1.07%
Dollar General Corp.	4,000,000	3,284,672	1.07%
NVIDIA Corp.	4,000,000	3,276,313	1.07%
Caterpillar, Inc.	4,000,000	3,227,465	1.05%
Starbucks Corp.	4,000,000	3,148,411	1.03%
Southern California Edison Co.	4,000,000	3,147,910	1.03%
The Coca-Cola Co.	4,000,000	3,142,113	1.02%
Entergy Corp.	4,000,000	3,122,267	1.02%
Paramount Global	4,000,000	3,104,453	1.01%
Dow Chemical Co.	4,000,000	3,094,913	1.01%

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    53

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
UnitedHealth Group, Inc.	4,000,000	$3,087,810	1.01%
AstraZeneca PLC	4,000,000	3,083,355	1.01%
Union Pacific Corp.	4,000,000	3,082,096	1.00%
Amazon.com, Inc.	4,000,000	3,069,751	1.00%
Suncor Energy, Inc	4,000,000	3,068,683	1.00%
PepsiCo, Inc.	4,000,000	3,059,870	1.00%
eBay, Inc.	4,000,000	3,051,468	0.99%

		$175,686,063

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$344,550	$(81,878)	$135,647	$(3,425,538)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$15,834,135

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

54

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$8,404,782	$—
Collateralized Loan Obligations	—	284,903,793	—
Consumer Loans	—	6,767,748	—
Home Equity Loans	—	9,395,457	—
Other	—	3,164,839	—
Residential Mortgage-Backed Securities	—	7,821,019	5,383,625
Student Loans	—	3,089,890	—
Commercial Mortgage-Backed Securities	—	53,305,797	—
Convertible Bond	—	5,136	—
Corporate Bonds	—	286,090,694	862,436
Floating Rate and Other Loans	—	9,459,435	2,701,566
Municipal Bonds	—	18,701,807	—
Residential Mortgage-Backed Securities	—	27,025,427	—
Sovereign Bonds	—	28,320,455	—
U.S. Government Agency Obligations	—	62,301,049	—
U.S. Treasury Obligations	—	277,818,377	—
Common Stocks	1,385,717	517,287	2,092,719
Rights	—	—	23,677

Short-Term Investments
Affiliated Mutual Funds	$144,958,517	$—	$—
Option Purchased	—	5,139,000	—

Total	$146,344,234	$1,092,231,992	$11,064,023

Liabilities
Options Written	$—	$(5,138,999)	$(268)

Other Financial Instruments*
Assets
Centrally Cleared Swaptions Written	$—	$36,603	$—
Futures Contracts	380,308	—	—
OTC Forward Foreign Currency Exchange Contracts	—	9,765,609	—
OTC Cross Currency Exchange Contracts	—	1,024,456	—
OTC Credit Default Swap Agreements	—	403,588	8,451
Centrally Cleared Interest Rate Swap Agreements	—	1,242,788	—

Total	$380,308	$12,473,044	$8,451

Liabilities
Futures Contracts	$(11,512,634)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(10,049,358)	—
OTC Cross Currency Exchange Contracts	—	(1,500,199)	—
Centrally Cleared Credit Default Swap Agreement	—	(1,558,734)	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    55

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreements	$—	$(105,527)	$—
OTC Total Return Swap Agreements	—	(3,333,731)	—

Total	$(11,512,634)	$(16,547,549)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as centrally cleared swaptions, futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Collateralized Loan Obligations	23.6%
U.S. Treasury Obligations	23.1
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	12.0
Banks	5.6
U.S. Government Agency Obligations	5.2
Commercial Mortgage-Backed Securities	4.4
Residential Mortgage-Backed Securities	3.3
Oil & Gas	2.7
Sovereign Bonds	2.4
Municipal Bonds	1.6
Telecommunications	1.5
Electric	1.2
Media	1.2
Pipelines	1.2
Pharmaceuticals	1.0
Chemicals	1.0
Home Equity Loans	0.8
Commercial Services	0.8
Foods	0.8
Retail	0.7
Automobiles	0.7
Insurance	0.7
Consumer Loans	0.6
Aerospace & Defense	0.6
Home Builders	0.5
Engineering & Construction	0.5
Gas	0.4
Option Purchased	0.4
Diversified Financial Services	0.4

Entertainment	0.4%
Real Estate	0.4
Mining	0.3
Airlines	0.3
Auto Parts & Equipment	0.3
Other	0.3
Lodging	0.3
Student Loans	0.2
Healthcare-Services	0.2
Real Estate Investment Trusts (REITs)	0.2
Investment Companies	0.2
Auto Manufacturers	0.2
Healthcare-Products	0.2
Biotechnology	0.1
Leisure Time	0.1
Forest Products & Paper	0.1
Computers	0.1
Oil, Gas & Consumable Fuels	0.1
Packaging & Containers	0.1
Machinery-Diversified	0.1
Building Materials	0.1
Metal Fabricate/Hardware	0.1
Internet	0.1
Gas Utilities	0.1
Energy-Alternate Sources	0.1
Apparel	0.1
Transportation	0.0	*
Wireless Telecommunication Services	0.0	*
Agriculture	0.0	*
Beverages	0.0	*
Housewares	0.0	*

See Notes to Financial Statements.

56

Industry Classification (continued):

Distribution/Wholesale	0.0	*%
Oil & Gas Services	0.0	*
Hotels, Restaurants & Leisure	0.0	*

	103.7
Options Written	(0.4)
Liabilities in excess of other assets	(3.3)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps and swaptions	$36,603*	Due from/to broker-variation margin swaps and swaptions	$1,558,734*
Credit contracts	Premiums paid for OTC swap agreements	344,550	Premiums received for OTC swap agreements	81,878
Credit contracts	—	—	Options written outstanding, at value	268
Credit contracts	Unrealized appreciation on OTC swap agreements	135,647	Unrealized depreciation on OTC swap agreements	91,807
Foreign exchange contracts	Unaffiliated investments	5,139,000	Options written outstanding, at value	5,138,999
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,024,456	Unrealized depreciation on OTC cross currency exchange contracts	1,500,199
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	9,765,609	Unrealized depreciation on OTC forward foreign currency exchange contracts	10,049,358

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    57

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$380,308	*	Due from/to broker-variation margin futures	$11,512,634	*
Interest rate contracts	Due from/to broker-variation margin swaps and swaptions	1,242,788	*	—	—
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	3,333,731

		$18,068,961			$33,267,608

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared swaptions. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(5,014,999)	$5,438,630	$—	$—	$(6,261,692)
Foreign exchange contracts	—	—	—	(9,180,199)	—
Interest rate contracts	—	112,148	21,104,152	—	(2,398,048)

Total	$(5,014,999)	$5,550,778	$21,104,152	$(9,180,199)	$(8,659,740)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$1,859,219	$(1,442,023)	$—	$—	$198,784
Foreign exchange contracts	(1,876,590)	1,876,591	—	(1,843,597)	—
Interest rate contracts	—	—	(46,995,649)	—	(4,358,356)

Total	$(17,371)	$434,568	$(46,995,649)	$(1,843,597)	$(4,159,572)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

58

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 2,187,166
Options Written (2)	912,829,333
Futures Contracts - Long Positions (2)	44,633,011
Futures Contracts - Short Positions (2)	587,033,501
Forward Foreign Currency Exchange Contracts - Purchased (3)	225,931,780
Forward Foreign Currency Exchange Contracts - Sold (3)	373,714,130
Cross Currency Exchange Contracts (4)	19,438,314
Interest Rate Swap Agreements (2)	14,609,148
Credit Default Swap Agreements - Buy Protection (2)	363,355,850
Credit Default Swap Agreements - Sell Protection (2)	96,613,597
Total Return Swap Agreements (2)	132,477,083

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$26,026,413	$(26,026,413)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$5,393,151	$(1,555,477)	$3,837,674	$(3,837,674)	$—
BNP	194,410	(75,192)	119,218	(689)	118,529
BNYM	—	(188,157)	(188,157)	—	(188,157)
BOA	5,861,936	(5,498,269)	363,667	(363,667)	—
CITI	1,632,448	(418,245)	1,214,203	(950,000)	264,203
DB	1,087,510	(1,459,332)	(371,822)	300,000	(71,822)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    59

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$883,680	$(4,835,643)	$(3,951,963)	$3,910,002	$(41,961)
HSBC	139,598	(399,192)	(259,594)	—	(259,594)
JPM	463,960	(1,328,701)	(864,741)	335,943	(528,798)
MSI	562,790	(4,071,229)	(3,508,439)	3,508,439	—
SCB	89,724	(270,466)	(180,742)	180,742	—
SSB	17,867	—	17,867	—	17,867
TD	44,883	(48,765)	(3,882)	—	(3,882)
UAG	37,305	(47,572)	(10,267)	—	(10,267)

	$16,409,262	$(20,196,240)	$(3,786,978)	$3,083,096	$(703,882)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

60

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $26,026,413:
Unaffiliated investments (cost $1,168,437,042)	$1,104,681,732
Affiliated investments (cost $144,681,921)	144,958,517
Foreign currency, at value (cost $537,989)	539,222
Cash segregated for counterparty - OTC	300,000
Receivable for investments sold	14,217,842
Dividends and interest receivable	10,146,203
Unrealized appreciation on OTC forward foreign currency exchange contracts	9,765,609
Receivable for Fund shares sold	4,909,262
Unrealized appreciation on OTC cross currency exchange contracts	1,024,456
Premiums paid for OTC swap agreements	344,550
Unrealized appreciation on OTC swap agreements	135,647
Prepaid expenses and other assets	302,996

Total Assets	1,291,326,036

Liabilities

Payable for investments purchased	28,563,717
Payable to broker for collateral for securities on loan	26,482,485
Unrealized depreciation on OTC forward foreign currency exchange contracts	10,049,358
Payable for Fund shares purchased	7,528,422
Options written outstanding, at value (premiums received $539,994)	5,139,267
Unrealized depreciation on OTC swap agreements	3,425,538
Due to broker—variation margin futures	2,327,248
Unrealized depreciation on OTC cross currency exchange contracts	1,500,199
Dividends payable	614,562
Management fee payable	603,403
Accrued expenses and other liabilities	320,818
Due to broker—variation margin swaps and swaptions	122,406
Premiums received for OTC swap agreements	81,878
Distribution fee payable	43,939
Affiliated transfer agent fee payable	2,990

Total Liabilities	86,806,230

Net Assets	$1,204,519,806

Net assets were comprised of:
Shares of beneficial interest, at par	$136,896
Paid-in capital in excess of par	1,506,429,359
Total distributable earnings (loss)	(302,046,449)

Net assets, April 30, 2023	$1,204,519,806

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    61

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Class A

Net asset value and redemption price per share, ($101,252,859 ÷ 11,551,401 shares of beneficial interest issued and outstanding)	$8.77
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$9.06

Class C

Net asset value, offering price and redemption price per share, ($27,717,750 ÷ 3,152,488 shares of beneficial interest issued and outstanding)	$8.79

Class Z

Net asset value, offering price and redemption price per share, ($1,016,697,862 ÷ 115,473,974 shares of beneficial interest issued and outstanding)	$8.80

Class R6

Net asset value, offering price and redemption price per share, ($58,851,335 ÷ 6,717,799 shares of beneficial interest issued and outstanding)	$8.76

See Notes to Financial Statements.

62

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income	$29,915,394
Affiliated dividend income	2,622,141
Unaffiliated dividend income	809,140
Income from securities lending, net (including affiliated income of $60,272)	60,576

Total income	33,407,251

Expenses
Management fee	3,848,433
Distribution fee(a)	273,099
Transfer agent’s fees and expenses (including affiliated expense of $12,183)(a)	619,648
Custodian and accounting fees	57,917
Registration fees(a)	49,721
Audit fee	33,720
Shareholders’ reports	25,476
Professional fees	13,937
Trustees’ fees	12,968
Miscellaneous	32,367

Total expenses	4,967,286

Net investment income (loss)	28,439,965

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $4,126)	(24,043,400)
Futures transactions	21,104,152
Forward and cross currency contract transactions	(9,180,199)
Options written transactions	5,550,778
Swap agreement transactions	(8,659,740)
Foreign currency transactions	(731,849)

(15,960,258)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $365,553)	72,068,654
Futures	(46,995,649)
Forward and cross currency contracts	(1,843,597)
Options written	434,568
Swap agreements	(4,159,572)
Foreign currencies	(1,295,976)

18,208,428

Net gain (loss) on investment and foreign currency transactions	2,248,170

Net Increase (Decrease) In Net Assets Resulting From Operations	$30,688,135

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    63

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	124,434	148,665	—	—
Transfer agent’s fees and expenses	41,186	16,060	560,929	1,473
Registration fees	10,431	6,786	25,521	6,983

See Notes to Financial Statements.

64

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$28,439,965	$30,390,108
Net realized gain (loss) on investment and foreign currency transactions	(15,960,258)	74,094,583
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,208,428	(126,537,945)

Net increase (decrease) in net assets resulting from operations	30,688,135	(22,053,254)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,512,034)	(2,370,039)
Class C	(631,907)	(598,981)
Class Z	(29,527,119)	(25,120,070)
Class R6	(1,687,977)	(1,673,096)

	(34,359,037)	(29,762,186)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	476,511,825	966,077,747
Net asset value of shares issued in reinvestment of dividends and distributions	30,635,974	26,305,286
Cost of shares purchased	(595,943,201)	(623,037,493)

Net increase (decrease) in net assets from Fund share transactions	(88,795,402)	369,345,540

Total increase (decrease)	(92,466,304)	317,530,100

Net Assets:

Beginning of period	1,296,986,110	979,456,010

End of period	$1,204,519,806	$1,296,986,110

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    65

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.79		$9.22	$8.94	$9.73	$9.82	$9.93
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.22	0.21	0.30	0.31	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.43)	0.30	(0.49)	0.13	(0.05)
Total from investment operations	0.20		(0.21)	0.51	(0.19)	0.44	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.22)	(0.22)	(0.26)	(0.53)	(0.33)
Tax return of capital distributions	-		-	(0.01)	(0.04)	-	-
Distributions from net realized gains	-		-	-	(0.30)	-	-
Total dividends and distributions	(0.22)		(0.22)	(0.23)	(0.60)	(0.53)	(0.33)
Net asset value, end of period	$8.77		$8.79	$9.22	$8.94	$9.73	$9.82
Total Return(b):	2.30%		(2.30)%	5.71%	(1.96)%	4.71%	2.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101,253		$94,351	$109,630	$93,597	$142,879	$148,609
Average net assets (000)	$100,372		$97,005	$98,531	$114,656	$147,612	$142,613
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97	%(d)	0.98%	0.97%	0.97%	1.02%	1.03%
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.98%	0.97%	0.97%	1.02%	1.04%
Net investment income (loss)	4.15	%(d)	2.46%	2.32%	3.27%	3.24%	2.72%
Portfolio turnover rate(e)	99%		30%	48%	20%	50%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

66

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.82		$9.25	$8.97	$9.76	$9.85	$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.15	0.15	0.23	0.24	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		(0.43)	0.29	(0.48)	0.13	(0.05)
Total from investment operations	0.16		(0.28)	0.44	(0.25)	0.37	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.15)	(0.15)	(0.20)	(0.46)	(0.25)
Tax return of capital distributions	-		-	(0.01)	(0.04)	-	-
Distributions from net realized gains	-		-	-	(0.30)	-	-
Total dividends and distributions	(0.19)		(0.15)	(0.16)	(0.54)	(0.46)	(0.25)
Net asset value, end of period	$8.79		$8.82	$9.25	$8.97	$9.76	$9.85
Total Return(b):	1.78%		(3.04)%	5.03%	(2.70)%	3.80%	1.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,718		$31,871	$42,635	$66,396	$103,133	$106,734
Average net assets (000)	$29,979		$36,300	$52,974	$86,229	$107,605	$102,866
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.77	%(d)	1.75%	1.73%	1.73%	1.78%	1.79%
Expenses before waivers and/or expense reimbursement	1.77	%(d)	1.75%	1.73%	1.73%	1.78%	1.80%
Net investment income (loss)	3.35	%(d)	1.67%	1.64%	2.51%	2.46%	1.93%
Portfolio turnover rate(e)	99%		30%	48%	20%	50%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    67

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.83		$9.26	$8.98	$9.77	$9.86	$9.97
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.25	0.24	0.32	0.34	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.01		(0.44)	0.29	(0.48)	0.13	(0.06)
Total from investment operations	0.20		(0.19)	0.53	(0.16)	0.47	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.24)	(0.24)	(0.29)	(0.56)	(0.35)
Tax return of capital distributions	-		-	(0.01)	(0.04)	-	-
Distributions from net realized gains	-		-	-	(0.30)	-	-
Total dividends and distributions	(0.23)		(0.24)	(0.25)	(0.63)	(0.56)	(0.35)
Net asset value, end of period	$8.80		$8.83	$9.26	$8.98	$9.77	$9.86
Total Return(b):	2.31%		(2.03)%	5.96%	(1.70)%	5.00%	2.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,016,698		$1,108,186	$767,056	$1,071,124	$2,040,949	$2,159,518
Average net assets (000)	$1,121,814		$914,879	$833,908	$1,499,872	$2,155,699	$1,679,461
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.73%	0.73%	0.73%	0.75%
Expenses before waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.73%	0.74%	0.79%	0.81%
Net investment income (loss)	4.40	%(d)	2.81%	2.64%	3.53%	3.51%	3.01%
Portfolio turnover rate(e)	99%		30%	48%	20%	50%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

68

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.79		$9.21	$8.93	$9.72	$9.82	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.20		0.25	0.26	0.32	0.35	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(b)	(0.42)	0.28	(0.48)	0.12	(0.05)
Total from investment operations	0.20		(0.17)	0.54	(0.16)	0.47	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.25)	(0.25)	(0.29)	(0.57)	(0.36)
Tax return of capital distributions	-		-	(0.01)	(0.04)	-	-
Distributions from net realized gains	-		-	-	(0.30)	-	-
Total dividends and distributions	(0.23)		(0.25)	(0.26)	(0.63)	(0.57)	(0.36)
Net asset value, end of period	$8.76		$8.79	$9.21	$8.93	$9.72	$9.82
Total Return(c):	2.35%		(1.87)%	6.07%	(1.66)%	4.94%	2.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$58,851		$62,579	$60,135	$127,864	$82,538	$203,372
Average net assets (000)	$63,199		$60,251	$97,518	$109,540	$88,570	$329,668
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64	%(e)	0.65%	0.64%	0.65%	0.70%	0.74%
Expenses before waivers and/or expense reimbursement	0.64	%(e)	0.65%	0.64%	0.65%	0.71%	0.75%
Net investment income (loss)	4.48	%(e)	2.82%	2.79%	3.54%	3.59%	2.95%
Portfolio turnover rate(f)	99%		30%	48%	20%	50%	52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund    69

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

70

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

PGIM Absolute Return Bond Fund    71

Notes to Financial Statements  (unaudited) (continued)

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

72

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

PGIM Absolute Return Bond Fund    73

Notes to Financial Statements  (unaudited) (continued)

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather

74

than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate

PGIM Absolute Return Bond Fund    75

Notes to Financial Statements  (unaudited) (continued)

payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and

76

represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may

PGIM Absolute Return Bond Fund    77

Notes to Financial Statements  (unaudited) (continued)

be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early

78

and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned

PGIM Absolute Return Bond Fund    79

Notes to Financial Statements  (unaudited) (continued)

securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net

80

assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

PGIM Absolute Return Bond Fund    81

Notes to Financial Statements   (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.59%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

82

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$17,270	$40
C	—	3,642

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Absolute Return Bond Fund    83

Notes to Financial Statements   (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$1,031,303,610	$1,037,377,141

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wk)
$ —	$65,920,917	$60,095,622	$—	$—	$5,825,295	5,825,295	$19,961

PGIM Core Short-Term Bond Fund(1)(wk)
109,571,168	2,602,179	—	361,632	—	112,534,979	12,325,847	2,602,180

PGIM Institutional Money Market Fund(1)(b)(wk)
24,336,247	88,438,091	86,184,142	3,921	4,126	26,598,243	26,614,212	60,272	(2)
$133,907,415	$156,961,187	$146,279,764	$365,553	$4,126	$144,958,517		$2,682,413

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wk)

PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund, PGIM Core Short-Term Bond Fund and PGIM Institutional Money Market Fund, if applicable.

84

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$1,315,365,003	$27,683,788	$(113,746,189)	$(86,062,401)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$159,162,000	$96,549,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Absolute Return Bond Fund    85

Notes to Financial Statements   (unaudited) (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	24,436	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	9	87.1

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	2,020,282	$17,799,775
Shares issued in reinvestment of dividends and distributions	242,533	2,134,457
Shares purchased	(1,757,491)	(15,473,951)
Net increase (decrease) in shares outstanding before conversion	505,324	4,460,281
Shares issued upon conversion from other share class(es)	516,463	4,545,064
Shares purchased upon conversion into other share class(es)	(202,272)	(1,779,352)
Net increase (decrease) in shares outstanding	819,515	$7,225,993

Year ended October 31, 2022:
Shares sold	2,646,418	$23,662,293
Shares issued in reinvestment of dividends and distributions	225,474	2,019,539
Shares purchased	(4,801,741)	(43,240,216)
Net increase (decrease) in shares outstanding before conversion	(1,929,849)	(17,558,384)
Shares issued upon conversion from other share class(es)	1,271,170	11,431,721
Shares purchased upon conversion into other share class(es)	(503,327)	(4,526,308)
Net increase (decrease) in shares outstanding	(1,162,006)	$(10,652,971)

86

Share Class	Shares	Amount

Class C
Six months ended April 30, 2023:
Shares sold	343,671	$3,037,300
Shares issued in reinvestment of dividends and distributions	66,441	586,373
Shares purchased	(566,331)	(4,998,255)
Net increase (decrease) in shares outstanding before conversion	(156,219)	(1,374,582)
Shares purchased upon conversion into other share class(es)	(305,233)	(2,695,207)
Net increase (decrease) in shares outstanding	(461,452)	$(4,069,789)

Year ended October 31, 2022:
Shares sold	877,518	$7,896,265
Shares issued in reinvestment of dividends and distributions	61,798	555,299
Shares purchased	(1,004,200)	(9,079,074)
Net increase (decrease) in shares outstanding before conversion	(64,884)	(627,510)
Shares issued upon conversion from other share class(es)	562	4,961
Shares purchased upon conversion into other share class(es)	(932,971)	(8,415,272)
Net increase (decrease) in shares outstanding	(997,293)	$(9,037,821)

Class Z
Six months ended April 30, 2023:
Shares sold	50,709,206	$448,439,485
Shares issued in reinvestment of dividends and distributions	2,967,798	26,235,339
Shares purchased	(63,681,333)	(563,005,865)
Net increase (decrease) in shares outstanding before conversion	(10,004,329)	(88,331,041)
Shares issued upon conversion from other share class(es)	251,597	2,223,884
Shares purchased upon conversion into other share class(es)	(259,686)	(2,294,389)
Net increase (decrease) in shares outstanding	(10,012,418)	$(88,401,546)

Year ended October 31, 2022:
Shares sold	102,369,219	$919,665,721
Shares issued in reinvestment of dividends and distributions	2,460,724	22,062,630
Shares purchased	(62,343,869)	(559,336,562)
Net increase (decrease) in shares outstanding before conversion	42,486,074	382,391,789
Shares issued upon conversion from other share class(es)	639,113	5,782,742
Shares purchased upon conversion into other share class(es)	(486,684)	(4,407,950)
Net increase (decrease) in shares outstanding	42,638,503	$383,766,581

Class R6
Six months ended April 30, 2023:
Shares sold	822,180	$7,235,265
Shares issued in reinvestment of dividends and distributions	191,009	1,679,805
Shares purchased	(1,417,116)	(12,465,130)
Net increase (decrease) in shares outstanding	(403,927)	$(3,550,060)

PGIM Absolute Return Bond Fund    87

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	1,666,379	$14,853,468
Shares issued in reinvestment of dividends and distributions	186,465	1,667,818
Shares purchased	(1,273,173)	(11,381,641)
Net increase (decrease) in shares outstanding before conversion	579,671	5,139,645
Shares issued upon conversion from other share class(es)	14,475	130,106
Net increase (decrease) in shares outstanding	594,146	$5,269,751

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 18 days that the Fund had loans outstanding during the period was approximately $3,403,500, borrowed at a weighted average interest rate of 5.75%. The maximum loan outstanding amount during the period was $8,948,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

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9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on

PGIM Absolute Return Bond Fund    89

Notes to Financial Statements   (unaudited) (continued)

the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and

90

emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock

PGIM Absolute Return Bond Fund    91

Notes to Financial Statements   (unaudited) (continued)

market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

92

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Reference Rate Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On

PGIM Absolute Return Bond Fund    93

Notes to Financial Statements   (unaudited) (continued)

December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

94

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Absolute Return Bond Fund    95

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PADAX	PADCX	PADZX	PADQX

CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser and Prudential Financial company. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Core Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Core Fund

June 15, 2023

PGIM Quant Solutions Large-Cap Core Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	6.24	-5.88	7.85	10.20	—

Class C	5.80	-2.12	8.27	10.01	—

Class Z	6.36	-0.10	9.35	11.10	—

Class R6	6.43	-0.08	9.48	N/A	10.80 (12/28/2016)

S&P 500 Index

	8.63	2.66	11.45	12.20	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)
Class R6
(12/28/2016)

S&P 500 Index	12.32

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Core Fund    5

Your Fund’s Performance  (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Line of Business	% of Net Assets

Apple, Inc.	Technology Hardware, Storage & Peripherals	6.9%

Microsoft Corp.	Software	6.6%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.5%

Amazon.com, Inc.	Broadline Retail	2.2%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.0%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.8%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.7%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	1.6%

Visa, Inc. (Class A Stock)	Financial Services	1.6%

Tesla, Inc.	Automobiles	1.5%

Holdings reflect only long-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Large-Cap Core Fund    7

Fees and Expenses  (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Core Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,062.40	0.72%	$3.68

	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class C	Actual	$1,000.00	$1,058.00	1.44%	$7.35

	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class Z	Actual	$1,000.00	$1,063.60	0.47%	$2.40

	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Class R6	Actual	$1,000.00	$1,064.30	0.35%	$1.79

	Hypothetical	$1,000.00	$1,023.06	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Aerospace & Defense 2.4%

Boeing Co. (The)*	4,000	$827,120
General Dynamics Corp.	17,400	3,799,116
Howmet Aerospace, Inc.	42,400	1,877,896
L3Harris Technologies, Inc.	1,000	195,150
Lockheed Martin Corp.	3,533	1,640,902
Northrop Grumman Corp.	2,900	1,337,683
Raytheon Technologies Corp.	65,900	6,583,410
Textron, Inc.	9,300	622,542

		16,883,819

Air Freight & Logistics 0.6%

FedEx Corp.	19,800	4,510,044

Automobile Components 0.7%

BorgWarner, Inc.(a)	94,500	4,548,285

Automobiles 2.2%

Ford Motor Co.	37,300	443,124
General Motors Co.	128,500	4,245,640
Tesla, Inc.*(a)	65,400	10,745,874

		15,434,638

Banks 2.8%

Bank of America Corp.	59,500	1,742,160
Citigroup, Inc.	116,978	5,506,155
JPMorgan Chase & Co.	31,581	4,365,757
Truist Financial Corp.	41,600	1,355,328
Wells Fargo & Co.	171,900	6,833,025

		19,802,425

Beverages 2.6%

Coca-Cola Co. (The)	137,400	8,814,210
PepsiCo, Inc.	47,800	9,124,542

		17,938,752

Biotechnology 1.5%

AbbVie, Inc.	27,851	4,208,843
Amgen, Inc.	7,700	1,845,998
Biogen, Inc.*	3,300	1,003,959

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Gilead Sciences, Inc.	29,572	$2,431,114
Vertex Pharmaceuticals, Inc.*	2,200	749,606

		10,239,520

Broadline Retail 2.2%

Amazon.com, Inc.*	143,040	15,083,568

Capital Markets 2.3%

Bank of New York Mellon Corp. (The)	83,900	3,573,301
BGC Partners, Inc. (Class A Stock)	156,700	709,851
Goldman Sachs Group, Inc. (The)	2,377	816,357
Invesco Ltd.	40,800	698,904
LPL Financial Holdings, Inc.	5,800	1,211,272
MarketAxess Holdings, Inc.	7,400	2,355,938
Morgan Stanley	39,800	3,580,806
MSCI, Inc.	700	337,715
State Street Corp.	9,600	693,696
Virtu Financial, Inc. (Class A Stock)	101,600	2,037,080

		16,014,920

Chemicals 1.1%

Albemarle Corp.(a)	11,400	2,114,244
Ecovyst, Inc.*	32,400	367,740
LyondellBasell Industries NV (Class A Stock)	20,000	1,892,200
PPG Industries, Inc.	22,200	3,113,772
Sherwin-Williams Co. (The)	900	213,786

		7,701,742

Communications Equipment 1.3%

Arista Networks, Inc.*	6,600	1,057,056
Cisco Systems, Inc.	163,382	7,719,799

		8,776,855

Construction & Engineering 0.1%

Sterling Infrastructure, Inc.*	13,500	498,420

Construction Materials 0.2%

Eagle Materials, Inc.	11,300	1,674,773

Consumer Staples Distribution & Retail 1.2%

Albertson’s Cos., Inc. (Class A Stock)	87,300	1,824,570

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

Costco Wholesale Corp.	7,200	$3,623,184
Kroger Co. (The)	32,200	1,565,886
United Natural Foods, Inc.*	18,000	490,860
Walgreens Boots Alliance, Inc.	11,600	408,900
Walmart, Inc.	4,100	618,977

		8,532,377

Containers & Packaging 0.5%

Berry Global Group, Inc.	7,800	450,918
Westrock Co.	99,400	2,975,042

		3,425,960

Distributors 0.7%

Genuine Parts Co.	5,000	841,550
LKQ Corp.	66,600	3,844,818

		4,686,368

Diversified Telecommunication Services 0.9%

AT&T, Inc.(a)	349,435	6,174,516

Electric Utilities 1.1%

Duke Energy Corp.	12,500	1,236,000
Exelon Corp.	69,845	2,964,222
FirstEnergy Corp.	36,300	1,444,740
NRG Energy, Inc.	64,400	2,200,548

		7,845,510

Electrical Equipment 0.3%

Acuity Brands, Inc.	4,400	692,472
Emerson Electric Co.	18,000	1,498,680

		2,191,152

Energy Equipment & Services 0.7%

Halliburton Co.(a)	29,300	959,575
Schlumberger NV	49,400	2,437,890
U.S. Silica Holdings, Inc.*	106,700	1,392,435

		4,789,900

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Entertainment 1.9%

Electronic Arts, Inc.	35,900	$4,569,352
Netflix, Inc.*(a)	19,700	6,499,621
Walt Disney Co. (The)*(a)	21,200	2,173,000

		13,241,973

Financial Services 5.1%

Berkshire Hathaway, Inc. (Class B Stock)*	24,974	8,205,208
Fidelity National Information Services, Inc.	5,100	299,472
Fiserv, Inc.*	16,400	2,002,768
Mastercard, Inc. (Class A Stock)	23,900	9,082,717
PayPal Holdings, Inc.*	68,400	5,198,400
Visa, Inc. (Class A Stock)	47,125	10,967,401

		35,755,966

Food Products 1.8%

Archer-Daniels-Midland Co.	50,300	3,927,424
Hershey Co. (The)	16,400	4,478,184
Lamb Weston Holdings, Inc.	31,900	3,566,739
Mondelez International, Inc. (Class A Stock)	3,900	299,208

		12,271,555

Gas Utilities 0.4%

UGI Corp.	85,600	2,900,128

Ground Transportation 0.1%

Uber Technologies, Inc.*	15,400	478,170

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	63,000	6,959,610
Baxter International, Inc.	60,100	2,865,568
Boston Scientific Corp.*	18,200	948,584
Dexcom, Inc.*(a)	2,600	315,484
Hologic, Inc.*	32,700	2,812,527
IDEXX Laboratories, Inc.*	2,300	1,131,968
Intuitive Surgical, Inc.*	12,200	3,674,884
Medtronic PLC	12,300	1,118,685
Stryker Corp.	7,500	2,247,375
Zimmer Biomet Holdings, Inc.	29,500	4,083,980

		26,158,665

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 3.8%

Cardinal Health, Inc.	27,200	$2,233,120
Centene Corp.*	16,200	1,116,666
Cigna Group (The)	19,400	4,913,826
CVS Health Corp.	71,200	5,219,672
Elevance Health, Inc.	2,900	1,359,085
Humana, Inc.	2,700	1,432,323
UnitedHealth Group, Inc.	20,900	10,284,681

		26,559,373

Health Care REITs 0.1%

Ventas, Inc.	17,500	840,875

Hotel & Resort REITs 0.1%

Park Hotels & Resorts, Inc.	46,000	554,300
Service Properties Trust	29,400	257,838

		812,138

Hotels, Restaurants & Leisure 2.9%

Booking Holdings, Inc.*	1,900	5,103,989
Darden Restaurants, Inc.	10,500	1,595,265
Hilton Worldwide Holdings, Inc.	7,000	1,008,140
Las Vegas Sands Corp.*	4,800	306,480
Marriott International, Inc. (Class A Stock)	29,500	4,995,530
McDonald’s Corp.	2,500	739,375
Starbucks Corp.	55,200	6,308,808

		20,057,587

Household Products 2.1%

Colgate-Palmolive Co.	62,400	4,979,520
Procter & Gamble Co. (The)	63,386	9,912,303

		14,891,823

Industrial Conglomerates 1.6%

3M Co.	43,900	4,663,058
General Electric Co.	35,400	3,503,538
Honeywell International, Inc.	14,600	2,917,664

		11,084,260

Industrial REITs 0.1%

Americold Realty Trust, Inc.	32,400	958,716

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance 1.9%
Allstate Corp. (The)	8,400	$972,384
American International Group, Inc.	63,200	3,352,128
Hartford Financial Services Group, Inc. (The)	11,300	802,187
MetLife, Inc.	72,400	4,440,292
Progressive Corp. (The)	26,900	3,669,160

		13,236,151

Interactive Media & Services 5.4%

Alphabet, Inc. (Class A Stock)*(a)	129,380	13,887,649
Alphabet, Inc. (Class C Stock)*	116,060	12,560,013
Meta Platforms, Inc. (Class A Stock)*(a)	47,180	11,338,298

		37,785,960

IT Services 0.9%

Accenture PLC (Class A Stock)	11,559	3,239,872
Cognizant Technology Solutions Corp. (Class A Stock)	5,800	346,318
International Business Machines Corp.	21,530	2,721,607

		6,307,797

Life Sciences Tools & Services 1.0%

Agilent Technologies, Inc.	3,500	474,005
Mettler-Toledo International, Inc.*	100	149,150
Sotera Health Co.*	45,200	758,004
Thermo Fisher Scientific, Inc.	10,514	5,834,219

		7,215,378

Machinery 2.3%

AGCO Corp.	4,700	582,518
Allison Transmission Holdings, Inc.	13,800	673,302
Caterpillar, Inc.	15,200	3,325,760
Deere & Co.	9,900	3,742,398
PACCAR, Inc.	63,000	4,705,470
Terex Corp.	58,300	2,599,597
Wabash National Corp.	11,500	295,205

		15,924,250

Media 0.0%

Comcast Corp. (Class A Stock)	5,600	231,672

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.1%

MFA Financial, Inc.	33,000	$352,770

Multi-Utilities 0.5%
DTE Energy Co.	27,200	3,057,552
NiSource, Inc.	21,600	614,736

		3,672,288

Office REITs 0.2%

Hudson Pacific Properties, Inc. (a)	254,600	1,415,576

Oil, Gas & Consumable Fuels 4.2%
Chevron Corp.	14,700	2,478,126
ConocoPhillips	4,300	442,427
CONSOL Energy, Inc.	26,300	1,560,642
Exxon Mobil Corp.	100,100	11,845,834
Marathon Petroleum Corp.(a)	37,300	4,550,600
Phillips 66	41,600	4,118,400
Valero Energy Corp.	39,000	4,472,130

		29,468,159

Passenger Airlines 0.4%

Alaska Air Group, Inc.*(a)	62,100	2,698,866
United Airlines Holdings, Inc.*	5,800	254,040

		2,952,906

Personal Care Products 0.3%

elf Beauty, Inc.*	19,600	1,818,096

Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	63,400	4,233,218
Eli Lilly & Co.	9,400	3,721,084
Johnson & Johnson	55,158	9,029,365
Merck & Co., Inc.(a)	88,900	10,265,283
Pfizer, Inc.	189,200	7,357,988

		34,606,938

Professional Services 0.0%

Automatic Data Processing, Inc.	1,000	220,000

Semiconductors & Semiconductor Equipment 5.6%
Allegro MicroSystems, Inc. (Japan)*	4,800	171,696

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Analog Devices, Inc.	1,100	$197,868
Axcelis Technologies, Inc.*	19,500	2,306,850
Broadcom, Inc.	12,900	8,081,850
First Solar, Inc.*	18,700	3,414,246
Lattice Semiconductor Corp.*	2,300	183,310
NVIDIA Corp.	63,600	17,648,364
NXP Semiconductors NV (China)	25,400	4,158,996
Photronics, Inc.*	109,100	1,577,586
QUALCOMM, Inc.	10,900	1,273,120

		39,013,886

Software 10.3%

Adobe, Inc.*	20,783	7,846,829
Cerence, Inc.*	8,100	206,955
Microsoft Corp.	151,184	46,452,796
Oracle Corp.	5,079	481,083
Palo Alto Networks, Inc.*	17,700	3,229,542
Salesforce, Inc.*	22,500	4,463,325
ServiceNow, Inc.*(a)	4,700	2,159,274
SPS Commerce, Inc.*	4,000	589,200
Synopsys, Inc.*	14,100	5,235,612
Teradata Corp.*	28,500	1,103,235

		71,767,851

Specialized REITs 1.2%

American Tower Corp.	15,200	3,106,728
Crown Castle, Inc.	4,400	541,596
Equinix, Inc.	600	434,448
Public Storage	11,900	3,508,477
Weyerhaeuser Co.	18,800	562,308

		8,153,557

Specialty Retail 1.4%

Chico’s FAS, Inc.*	50,500	254,520
Home Depot, Inc. (The)	9,400	2,825,076
Lowe’s Cos., Inc.	10,100	2,099,083
TJX Cos., Inc. (The)	5,700	449,274
Ulta Beauty, Inc.*	7,900	4,356,297

		9,984,250

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Technology Hardware, Storage & Peripherals 7.4%

Apple, Inc.	287,180	$48,728,702
Hewlett Packard Enterprise Co.	231,100	3,309,352

		52,038,054

Tobacco 0.1%

Philip Morris International, Inc.	5,800	579,826

Trading Companies & Distributors 0.5%

GMS, Inc.*	13,800	801,228
Veritiv Corp.(a)	8,900	1,022,343
W.W. Grainger, Inc.	2,600	1,808,482
WESCO International, Inc.	1,500	216,000

		3,848,053

Water Utilities 0.0%

American Water Works Co., Inc.	1,700	252,025

Wireless Telecommunication Services 0.6%

Telephone & Data Systems, Inc.	89,100	891,000
T-Mobile US, Inc.*(a)	23,500	3,381,650

		4,272,650

TOTAL LONG-TERM INVESTMENTS (cost $529,778,399)		687,882,866

SHORT-TERM INVESTMENTS 10.0%

AFFILIATED MUTUAL FUNDS 9.9%

PGIM Core Government Money Market Fund(wi)	11,727,707	11,727,707
PGIM Institutional Money Market Fund (cost $57,584,227; includes $57,397,018 of cash collateral for securities on loan)(b)(wi)	57,615,093	57,580,523

TOTAL AFFILIATED MUTUAL FUNDS (cost $69,311,934)		69,308,230

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $745,764)	4.571%	06/15/23	750	$745,573

TOTAL SHORT-TERM INVESTMENTS (cost $70,057,698)				70,053,803

TOTAL INVESTMENTS 108.3% (cost $599,836,097)				757,936,669

Liabilities in excess of other assets(z) (8.3)%				(58,041,485)

NET ASSETS 100.0%				$699,895,184

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

GS—Goldman Sachs & Co. LLC

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,400,745; cash collateral of $57,397,018 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
61	S&P 500 E-Mini Index	Jun. 2023	$12,774,925	$546,331

See Notes to Financial Statements.

18

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

GS	$—	$745,573

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$16,883,819	$—	$—
Air Freight & Logistics	4,510,044	—	—
Automobile Components	4,548,285	—	—
Automobiles	15,434,638	—	—
Banks	19,802,425	—	—
Beverages	17,938,752	—	—
Biotechnology	10,239,520	—	—
Broadline Retail	15,083,568	—	—
Capital Markets	16,014,920	—	—
Chemicals	7,701,742	—	—
Communications Equipment	8,776,855	—	—
Construction & Engineering	498,420	—	—
Construction Materials	1,674,773	—	—
Consumer Staples Distribution & Retail	8,532,377	—	—
Containers & Packaging	3,425,960	—	—
Distributors	4,686,368	—	—
Diversified Telecommunication Services	6,174,516	—	—
Electric Utilities	7,845,510	—	—
Electrical Equipment	2,191,152	—	—
Energy Equipment & Services	4,789,900	—	—
Entertainment	13,241,973	—	—
Financial Services	35,755,966	—	—
Food Products	12,271,555	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Gas Utilities	$2,900,128	$—	$—
Ground Transportation	478,170	—	—
Health Care Equipment & Supplies	26,158,665	—	—
Health Care Providers & Services	26,559,373	—	—
Health Care REITs	840,875	—	—
Hotel & Resort REITs	812,138	—	—
Hotels, Restaurants & Leisure	20,057,587	—	—
Household Products	14,891,823	—	—
Industrial Conglomerates	11,084,260	—	—
Industrial REITs	958,716	—	—
Insurance	13,236,151	—	—
Interactive Media & Services	37,785,960	—	—
IT Services	6,307,797	—	—
Life Sciences Tools & Services	7,215,378	—	—
Machinery	15,924,250	—	—
Media	231,672	—	—
Mortgage Real Estate Investment Trusts (REITs)	352,770	—	—
Multi-Utilities	3,672,288	—	—
Office REITs	1,415,576	—	—
Oil, Gas & Consumable Fuels	29,468,159	—	—
Passenger Airlines	2,952,906	—	—
Personal Care Products	1,818,096	—	—
Pharmaceuticals	34,606,938	—	—
Professional Services	220,000	—	—
Semiconductors & Semiconductor Equipment	39,013,886	—	—
Software	71,767,851	—	—
Specialized REITs	8,153,557	—	—
Specialty Retail	9,984,250	—	—
Technology Hardware, Storage & Peripherals	52,038,054	—	—
Tobacco	579,826	—	—
Trading Companies & Distributors	3,848,053	—	—
Water Utilities	252,025	—	—
Wireless Telecommunication Services	4,272,650	—	—
Short-Term Investments
Affiliated Mutual Funds	69,308,230	—	—
U.S. Treasury Obligation	—	745,573	—

Total	$757,191,096	$745,573	$—

Other Financial Instruments*
Assets
Futures Contracts	$546,331	$—	$—

See Notes to Financial Statements.

20

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Software	10.3%
Affiliated Mutual Funds (8.2% represents investments purchased with collateral from securities on loan)	9.9
Technology Hardware, Storage & Peripherals	7.4
Semiconductors & Semiconductor Equipment	5.6
Interactive Media & Services	5.4
Financial Services	5.1
Pharmaceuticals	4.9
Oil, Gas & Consumable Fuels	4.2
Health Care Providers & Services	3.8
Health Care Equipment & Supplies	3.7
Hotels, Restaurants & Leisure	2.9
Banks	2.8
Beverages	2.6
Aerospace & Defense	2.4
Capital Markets	2.3
Machinery	2.3
Automobiles	2.2
Broadline Retail	2.2
Household Products	2.1
Entertainment	1.9
Insurance	1.9
Food Products	1.8
Industrial Conglomerates	1.6
Biotechnology	1.5
Specialty Retail	1.4
Communications Equipment	1.3
Consumer Staples Distribution & Retail	1.2
Specialized REITs	1.2
Electric Utilities	1.1
Chemicals	1.1
Life Sciences Tools & Services	1.0
IT Services	0.9

Diversified Telecommunication Services	0.9%
Energy Equipment & Services	0.7
Distributors	0.7
Automobile Components	0.7
Air Freight & Logistics	0.6
Wireless Telecommunication Services	0.6
Trading Companies & Distributors	0.5
Multi-Utilities	0.5
Containers & Packaging	0.5
Passenger Airlines	0.4
Gas Utilities	0.4
Electrical Equipment	0.3
Personal Care Products	0.3
Construction Materials	0.2
Office REITs	0.2
Industrial REITs	0.1
Health Care REITs	0.1
Hotel & Resort REITs	0.1
U.S. Treasury Obligation	0.1
Tobacco	0.1
Construction & Engineering	0.1
Ground Transportation	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Water Utilities	0.0	*
Media	0.0	*
Professional Services	0.0	*

	108.3
Liabilities in excess of other assets	(8.3)

	100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$546,331*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(392,205)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$923,888

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Futures Contracts - Long Positions (1)	$11,164,792

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

22

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$56,400,745	$(56,400,745)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    23

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $56,400,745:
Unaffiliated investments (cost $530,524,163)	$688,628,439
Affiliated investments (cost $69,311,934)	69,308,230
Dividends and interest receivable	609,590
Receivable for Fund shares sold	491,379
Due from broker—variation margin futures	105,988
Prepaid expenses and other assets	37,939

Total Assets	759,181,565

Liabilities

Payable to broker for collateral for securities on loan	57,397,018
Payable for Fund shares purchased	1,266,702
Accrued expenses and other liabilities	311,796
Management fee payable	164,454
Distribution fee payable	98,112
Affiliated transfer agent fee payable	48,224
Trustees’ fees payable	75

Total Liabilities	59,286,381

Net Assets	$699,895,184

Net assets were comprised of:
Shares of beneficial interest, at par	$42,326
Paid-in capital in excess of par	544,455,877
Total distributable earnings (loss)	155,396,981

Net assets, April 30, 2023	$699,895,184

See Notes to Financial Statements.

24

Class A

Net asset value and redemption price per share, ($418,265,153 ÷ 25,589,865 shares of beneficial interest issued and outstanding)	$16.34
Maximum sales charge (5.50% of offering price)	0.95

Maximum offering price to public	$17.29

Class C

Net asset value, offering price and redemption price per share, ($15,209,671 ÷ 1,085,514 shares of beneficial interest issued and outstanding)	$14.01

Class Z

Net asset value, offering price and redemption price per share, ($21,074,550 ÷ 1,241,471 shares of beneficial interest issued and outstanding)	$16.98

Class R6

Net asset value, offering price and redemption price per share, ($245,345,810 ÷ 14,408,835 shares of beneficial interest issued and outstanding)	$17.03

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    25

Statement of Operations (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $4,649 foreign withholding tax)	$6,246,837
Affiliated dividend income	62,632
Affiliated income from securities lending, net	27,921
Interest income	14,440

Total income	6,351,830

Expenses
Management fee	1,192,247
Distribution fee(a)	692,186
Transfer agent’s fees and expenses (including affiliated expense of $172,168)(a)	318,473
Custodian and accounting fees	36,877
Shareholders’ reports	30,459
Registration fees(a)	29,705
Professional fees	12,243
Audit fee	12,075
Trustees’ fees	9,048
Miscellaneous	20,568

Total expenses	2,353,881
Less: Fee waiver and/or expense reimbursement(a)	(203,377)
Distribution fee waiver(a)	(102,422)

Net expenses	2,048,082

Net investment income (loss)	4,303,748

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,502))	(2,644,013)
Futures transactions	(392,205)

(3,036,218)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,235))	39,786,682
Futures	923,888

40,710,570

Net gain (loss) on investment transactions	37,674,352

Net Increase (Decrease) In Net Assets Resulting From Operations	$41,978,100

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	614,534	77,652	—	—
Transfer agent’s fees and expenses	289,227	15,977	11,832	1,437
Registration fees	10,090	6,093	8,720	4,802
Fee waiver and/or expense reimbursement	(126,454)	(17,852)	(12,362)	(46,709)
Distribution fee waiver	(102,422)	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,303,748	$8,761,205
Net realized gain (loss) on investment transactions	(3,036,218)	6,640,202
Net change in unrealized appreciation (depreciation) on investments	40,710,570	(120,387,232)

Net increase (decrease) in net assets resulting from operations	41,978,100	(104,985,825)

Dividends and Distributions
Distributions from distributable earnings
Class A	(9,633,764)	(75,324,555)
Class C	(322,443)	(3,481,355)
Class Z	(535,641)	(3,670,638)
Class R6	(6,152,130)	(37,719,399)

	(16,643,978)	(120,195,947)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	37,105,541	181,955,294
Net asset value of shares issued in reinvestment of dividends and distributions	16,494,157	119,012,363
Cost of shares purchased	(55,548,092)	(265,425,580)

Net increase (decrease) in net assets from Fund share transactions	(1,948,394)	35,542,077

Total increase (decrease)	23,385,728	(189,639,695)

Net Assets:

Beginning of period	676,509,456	866,149,151

End of period	$699,895,184	$676,509,456

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    27

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.75		$21.09	$15.17	$15.17	$16.76	$18.37
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.18	0.16	0.19	0.18	0.20
Net realized and unrealized gain (loss) on investment transactions	0.87		(2.46)	6.14	0.43	1.19	0.80
Total from investment operations	0.96		(2.28)	6.30	0.62	1.37	1.00
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.17)	(0.19)	(0.19)	(0.22)	(0.18)
Distributions from net realized gains	(0.18)		(2.89)	(0.19)	(0.43)	(2.74)	(2.43)
Total dividends and distributions	(0.37)		(3.06)	(0.38)	(0.62)	(2.96)	(2.61)
Net asset value, end of period	$16.34		$15.75	$21.09	$15.17	$15.17	$16.76
Total Return(b):	6.24%		(12.84)%	42.24%	4.02%	10.61%	5.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$418,265		$411,798	$522,601	$382,165	$400,634	$105,855
Average net assets (000)	$413,084		$468,874	$475,322	$389,009	$302,864	$112,391
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.72%	0.72%	0.74%	0.72%
Expenses before waivers and/or expense reimbursement	0.83	%(d)	0.83%	0.81%	0.83%	0.87%	0.86%
Net investment income (loss)	1.15	%(d)	1.03%	0.84%	1.26%	1.27%	1.14%
Portfolio turnover rate(e)	41%		98%	101%	92%	88%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.51		$18.52	$13.38	$13.46	$15.20	$16.89
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.05	0.02	0.07	0.08	0.07
Net realized and unrealized gain (loss) on investment transactions	0.75		(2.11)	5.42	0.38	1.03	0.73
Total from investment operations	0.78		(2.06)	5.44	0.45	1.11	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.06)	(0.11)	(0.10)	(0.11)	(0.06)
Distributions from net realized gains	(0.18)		(2.89)	(0.19)	(0.43)	(2.74)	(2.43)
Total dividends and distributions	(0.28)		(2.95)	(0.30)	(0.53)	(2.85)	(2.49)
Net asset value, end of period	$14.01		$13.51	$18.52	$13.38	$13.46	$15.20
Total Return(b):	5.80%		(13.46)%	41.25%	3.27%	9.77%	4.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,210		$15,992	$22,453	$21,047	$27,333	$29,930
Average net assets (000)	$15,659		$19,087	$22,342	$24,287	$36,812	$31,783
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44	%(d)	1.44%	1.44%	1.44%	1.47%	1.44%
Expenses before waivers and/or expense reimbursement	1.67	%(d)	1.65%	1.59%	1.59%	1.54%	1.55%
Net investment income (loss)	0.43	%(d)	0.30%	0.14%	0.56%	0.59%	0.43%
Portfolio turnover rate(e)	41%		98%	101%	92%	88%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    29

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.38		$21.79	$15.67	$15.65	$17.20	$18.78
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.21	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investment transactions	0.92		(2.55)	6.32	0.44	1.21	0.82
Total from investment operations	1.03		(2.31)	6.53	0.67	1.45	1.07
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.21)	(0.22)	(0.22)	(0.26)	(0.22)
Distributions from net realized gains	(0.18)		(2.89)	(0.19)	(0.43)	(2.74)	(2.43)
Total dividends and distributions	(0.43)		(3.10)	(0.41)	(0.65)	(3.00)	(2.65)
Net asset value, end of period	$16.98		$16.38	$21.79	$15.67	$15.65	$17.20
Total Return(b):	6.36%		(12.54)%	42.44%	4.27%	10.91%	5.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,075		$20,647	$25,663	$47,730	$67,192	$61,857
Average net assets (000)	$20,628		$23,609	$60,616	$64,099	$65,923	$62,456
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.42%	0.49%	0.48%	0.48%	0.46%
Expenses before waivers and/or expense reimbursement	0.59	%(d)	0.54%	0.55%	0.55%	0.54%	0.55%
Net investment income (loss)	1.40	%(d)	1.34%	1.10%	1.54%	1.59%	1.40%
Portfolio turnover rate(e)	41%		98%	101%	92%	88%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended April 30, 2023		Year Ended October 31,
			2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.42		$21.86	$15.70	$15.68	$17.23	$18.81
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.25	0.23	0.25	0.26	0.27
Net realized and unrealized gain (loss) on investment transactions	0.92		(2.56)	6.36	0.44	1.21	0.82
Total from investment operations	1.04		(2.31)	6.59	0.69	1.47	1.09
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.24)	(0.24)	(0.24)	(0.28)	(0.24)
Distributions from net realized gains	(0.18)		(2.89)	(0.19)	(0.43)	(2.74)	(2.43)
Total dividends and distributions	(0.43)		(3.13)	(0.43)	(0.67)	(3.02)	(2.67)
Net asset value, end of period	$17.03		$16.42	$21.86	$15.70	$15.68	$17.23
Total Return(b):	6.43%		(12.52)%	42.79%	4.39%	11.05%	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$245,346		$228,073	$295,432	$132,446	$90,722	$76,551
Average net assets (000)	$237,559		$258,329	$204,016	$105,498	$86,249	$71,390
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.38%	0.40%	0.41%	0.44%
Net investment income (loss)	1.51	%(d)	1.38%	1.17%	1.60%	1.72%	1.51%
Portfolio turnover rate(e)	41%		98%	101%	92%	88%	95%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund    31

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Core Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

32

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Quant Solutions Large-Cap Core Fund    33

Notes to Financial Statements  (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

34

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

PGIM Quant Solutions Large-Cap Core Fund    35

Notes to Financial Statements  (unaudited) (continued)

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

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Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.35% of average daily net assets up to $5 billion;	0.35%
0.34% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 29, 2024, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.35%	0.72%
C	0.35	1.44
Z	0.35	—
R6	0.35	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

PGIM Quant Solutions Large-Cap Core Fund    37

Notes to Financial Statements  (unaudited) (continued)

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$77,650	$23
C	—	513

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated

38

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$280,599,864	$295,201,913

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$19,449,329	$7,721,622	$—	$—	$11,727,707	11,727,707	$62,632

PGIM Institutional Money Market Fund(1)(b)(wi)
11,321,124	290,202,185	243,935,049	(4,235)	(3,502)	57,580,523	57,615,093	27,921	(2)
$11,321,124	$309,651,514	$251,656,671	$(4,235)	$(3,502)	$69,308,230		$90,553

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$602,945,435	$179,247,601	$(23,710,036)	$155,537,565

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

PGIM Quant Solutions Large-Cap Core Fund    39

Notes to Financial Statements  (unaudited) (continued)

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	25,664	2.1%
R6	7,038,165	48.8

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	7.4%
Unaffiliated	2	34.7

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Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	283,274	$4,460,721
Shares issued in reinvestment of dividends and distributions	597,462	9,499,642
Shares purchased	(1,463,221)	(23,237,025)
Net increase (decrease) in shares outstanding before conversion	(582,485)	(9,276,662)
Shares issued upon conversion from other share class(es)	82,449	1,319,481
Shares purchased upon conversion into other share class(es)	(58,394)	(920,509)
Net increase (decrease) in shares outstanding	(558,430)	$(8,877,690)

Year ended October 31, 2022:
Shares sold	728,579	$12,708,622
Shares issued in reinvestment of dividends and distributions	4,053,312	74,256,672
Shares purchased	(3,441,735)	(59,313,796)
Net increase (decrease) in shares outstanding before conversion	1,340,156	27,651,498
Shares issued upon conversion from other share class(es)	133,317	2,309,798
Shares purchased upon conversion into other share class(es)	(106,980)	(1,845,512)
Net increase (decrease) in shares outstanding	1,366,493	$28,115,784

Class C
Six months ended April 30, 2023:
Shares sold	53,980	$731,739
Shares issued in reinvestment of dividends and distributions	23,548	321,896
Shares purchased	(82,074)	(1,102,860)
Net increase (decrease) in shares outstanding before conversion	(4,546)	(49,225)
Shares purchased upon conversion into other share class(es)	(93,948)	(1,288,962)
Net increase (decrease) in shares outstanding	(98,494)	$(1,338,187)

Year ended October 31, 2022:
Shares sold	99,883	$1,472,695
Shares issued in reinvestment of dividends and distributions	218,899	3,460,797
Shares purchased	(180,782)	(2,754,149)
Net increase (decrease) in shares outstanding before conversion	138,000	2,179,343
Shares purchased upon conversion into other share class(es)	(166,582)	(2,478,670)
Net increase (decrease) in shares outstanding	(28,582)	$(299,327)

PGIM Quant Solutions Large-Cap Core Fund    41

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class Z
Six months ended April 30, 2023:
Shares sold	33,278	$546,582
Shares issued in reinvestment of dividends and distributions	31,553	520,632
Shares purchased	(122,672)	(2,019,598)
Net increase (decrease) in shares outstanding before conversion	(57,841)	(952,384)
Shares issued upon conversion from other share class(es)	42,316	690,437
Shares purchased upon conversion into other share class(es)	(3,681)	(60,920)
Net increase (decrease) in shares outstanding	(19,206)	$(322,867)

Year ended October 31, 2022:
Shares sold	132,004	$2,380,417
Shares issued in reinvestment of dividends and distributions	188,283	3,575,495
Shares purchased	(345,859)	(6,006,503)
Net increase (decrease) in shares outstanding before conversion	(25,572)	(50,591)
Shares issued upon conversion from other share class(es)	108,667	1,922,987
Net increase (decrease) in shares outstanding	83,095	$1,872,396

Class R6
Six months ended April 30, 2023:
Shares sold	1,905,657	$31,366,499
Shares issued in reinvestment of dividends and distributions	371,721	6,151,987
Shares purchased	(1,772,851)	(29,188,609)
Net increase (decrease) in shares outstanding before conversion	504,527	8,329,877
Shares issued upon conversion from other share class(es)	15,803	261,313
Shares purchased upon conversion into other share class(es)	(51)	(840)
Net increase (decrease) in shares outstanding	520,279	$8,590,350

Year ended October 31, 2022:
Shares sold	9,138,234	$165,393,560
Shares issued in reinvestment of dividends and distributions	1,981,061	37,719,399
Shares purchased	(10,749,193)	(197,351,132)
Net increase (decrease) in shares outstanding before conversion	370,102	5,761,827
Shares issued upon conversion from other share class(es)	4,909	102,158
Shares purchased upon conversion into other share class(es)	(577)	(10,761)
Net increase (decrease) in shares outstanding	374,434	$5,853,224

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

42

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market

PGIM Quant Solutions Large-Cap Core Fund    43

Notes to Financial Statements   (unaudited) (continued)

conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all

44

or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

PGIM Quant Solutions Large-Cap Core Fund    45

Notes to Financial Statements   (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

46

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Large-Cap Core Fund    47

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Core Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PTMAX	PTMCX	PTEZX	PTMQX

CUSIP	74441J100	74441J308	74441J407	74441J688

MF187E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 15, 2023

PGIM Real Estate Income Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23 (without sales charges)	Average Annual Total Returns as of 4/30/23 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	6.18	-14.10	2.36	1.97 (06/03/2015)

Class C	5.79	-10.56	2.75	1.94 (06/03/2015)

Class Z	6.45	-8.71	3.83	2.99 (06/03/2015)

Class R6	6.30	-8.73	3.79	3.39 (12/28/2016)

Custom Blend Index

	9.14	-12.53	1.25	—

Average Annual Total Returns as of 4/30/23 Since Inception (%)

	Class A, Class C, Class Z (06/03/2015)	Class R6 (12/28/2016)

Custom Blend Index	2.12	2.14

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world, and the BofA Merrill Lynch 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the BofA Merrill Lynch Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Estate Income Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Apple Hospitality REIT, Inc.	Hotel & Resort REITs	4.7%

Spirit Realty Capital, Inc.	Retail REITs	4.7%

Omega Healthcare Investors, Inc.	Health Care REITs	4.7%

Kilroy Realty Corp.	Office REITs	4.4%

Frasers Logistics & Commercial Trust (Singapore)	Industrial REITs	4.1%

EPR Properties, Series G	Specialized REITs	3.9%

Community Healthcare Trust, Inc.	Health Care REITs	3.8%

Simon Property Group, Inc.	Retail REITs	3.8%

Brixmor Property Group, Inc.	Retail REITs	3.7%

Digital Realty Trust, Inc.	Specialized REITs	3.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Estate Income Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,061.80	1.35%	$ 6.90

	Hypothetical	$1,000.00	$1,018.10	1.35%	$ 6.76

Class C	Actual	$1,000.00	$1,057.90	2.10%	$10.72

	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class Z	Actual	$1,000.00	$1,064.50	1.10%	$ 5.63

	Hypothetical	$1,000.00	$1,019.34	1.10%	$ 5.51

Class R6	Actual	$1,000.00	$1,063.00	1.10%	$ 5.63

	Hypothetical	$1,000.00	$1,019.34	1.10%	$ 5.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS 79.2%

Diversified Real Estate Activities 2.5%

Sun Hung Kai Properties Ltd. (Hong Kong)	42,828	$596,307

Diversified REITs 5.8%

Daiwa House REIT Investment Corp. (Japan)	104	221,278
Essential Properties Realty Trust, Inc.	15,188	375,903
Land Securities Group PLC (United Kingdom)	44,091	374,149
Nomura Real Estate Master Fund, Inc. (Japan)	341	399,006

		1,370,336

Health Care REITs 9.6%

Community Healthcare Trust, Inc.	25,113	898,794
Omega Healthcare Investors, Inc.	41,071	1,099,060
Ventas, Inc.	5,108	245,440

		2,243,294

Hotel & Resort REITs 4.7%

Apple Hospitality REIT, Inc.	74,712	1,112,462

Industrial REITs 9.6%

CapitaLand Ascendas REIT (Singapore)	244,641	526,449
Frasers Logistics & Commercial Trust (Singapore)	955,998	970,281
Nexus Industrial REIT (Canada)	102,730	752,173

		2,248,903

Office REITs 5.4%

Kilroy Realty Corp.	35,666	1,042,874
Nippon Building Fund, Inc. (Japan)	54	226,433

		1,269,307

Real Estate Operating Companies 1.7%

Swire Properties Ltd. (Hong Kong)	145,050	389,856

Residential REITs 4.6%

Equity Residential	7,074	447,430
Independence Realty Trust, Inc.	22,615	376,540
UDR, Inc.	6,201	256,287

		1,080,257

See Notes to Financial Statements.

PGIM Real Estate Income Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 28.4%

Brixmor Property Group, Inc.	40,737	$868,920
Japan Metropolitan Fund Investment Corp. (Japan)	3	2,197
Kite Realty Group Trust	30,555	633,100
Link REIT (Hong Kong)	69,933	457,424
NETSTREIT Corp.	31,947	582,074
Realty Income Corp.	10,360	651,023
Regency Centers Corp.	6,180	379,637
Region Re Ltd. (Australia)	233,494	382,104
Scentre Group (Australia)	206,924	397,107
Simon Property Group, Inc.	7,894	894,548
Spirit Realty Capital, Inc.	28,780	1,106,879
Supermarket Income REIT PLC (United Kingdom)	279,596	307,664

		6,662,677

Specialized REITs 6.9%

Digital Realty Trust, Inc.	8,558	848,526
National Storage Affiliates Trust	20,291	782,218

		1,630,744

TOTAL COMMON STOCKS
(cost $19,903,396)		18,604,143

PREFERRED STOCKS 19.4%

Diversified REITs 4.4%

Armada Hoffler Properties, Inc., Series A, 6.750%, Maturing 06/18/24(oo)	22,239	495,485
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(a)(oo)	35,356	539,533

		1,035,018

Hotel & Resort REITs 3.1%

Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	41,254	730,608

Office REITs 2.9%

Vornado Realty Trust, Series M, 5.250%, Maturing 05/30/23(oo)	52,893	666,981

See Notes to Financial Statements.

10

Description	Shares	Value

PREFERRED STOCKS (Continued)

Residential REITs 5.1%

American Homes 4 Rent, Series G, 5.875%, Maturing 05/30/23(oo)	28,610	$697,512
Centerspace, Series C, 6.625%, Maturing 05/30/23(oo)	20,180	509,040

		1,206,552

Specialized REITs 3.9%

EPR Properties, Series G, 5.750%, Maturing 05/30/23(oo)	47,207	925,257

TOTAL PREFERRED STOCKS
(cost $5,433,292)		4,564,416

TOTAL LONG-TERM INVESTMENTS
(cost $25,336,688)		23,168,559

SHORT-TERM INVESTMENTS 3.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	282,711	282,711
PGIM Institutional Money Market Fund
(cost $582,920; includes $582,450 of cash collateral for securities on loan)(b)(wi)	583,225	582,875

TOTAL SHORT-TERM INVESTMENTS
(cost $865,631)		865,586

TOTAL INVESTMENTS 102.3%
(cost $26,202,319)		24,034,145
Liabilities in excess of other assets (2.3)%		(549,176)

NET ASSETS 100.0%		$ 23,484,969

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $538,678; cash collateral of $582,450 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(oo)	Perpetual security. Maturity date represents next call date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

PGIM Real Estate Income Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified Real Estate Activities	$—	$596,307	$—
Diversified REITs	375,903	994,433	—
Health Care REITs	2,243,294	—	—
Hotel & Resort REITs	1,112,462	—	—
Industrial REITs	752,173	1,496,730	—
Office REITs	1,042,874	226,433	—
Real Estate Operating Companies	—	389,856	—
Residential REITs	1,080,257	—	—
Retail REITs	5,116,181	1,546,496	—
Specialized REITs	1,630,744	—	—
Preferred Stocks
Diversified REITs	1,035,018	—	—
Hotel & Resort REITs	730,608	—	—
Office REITs	666,981	—	—
Residential REITs	1,206,552	—	—
Specialized REITs	925,257	—	—
Short-Term Investments
Affiliated Mutual Funds	865,586	—	—

Total	$18,783,890	$5,250,255	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

Retail REITs	28.4%
Specialized REITs	10.8
Diversified REITs	10.2
Residential REITs	9.7
Health Care REITs	9.6

Industrial REITs	9.6%
Office REITs	8.3
Hotel & Resort REITs	7.8

See Notes to Financial Statements.

12

Sector Classification (continued):

Affiliated Mutual Funds (2.5% represents investments purchased with collateral from securities on loan)	3.7%
Diversified Real Estate Activities	2.5
Real Estate Operating Companies	1.7

102.3
Liabilities in excess of other assets	(2.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$538,678	$(538,678)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Real Estate Income Fund    13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $538,678:
Unaffiliated investments (cost $25,336,688)	$23,168,559
Affiliated investments (cost $865,631)	865,586
Foreign currency, at value (cost $477)	481
Dividends receivable	71,358
Tax reclaim receivable	14,297
Receivable for Fund shares sold	12,443
Prepaid expenses and other assets	744

Total Assets	24,133,468

Liabilities

Payable to broker for collateral for securities on loan	582,450
Accrued expenses and other liabilities	26,634
Audit fees payable	15,819
Payable for Fund shares purchased	15,085
Management fee payable	7,040
Trustees’ fees payable	810
Distribution fee payable	344
Affiliated transfer agent fee payable	317

Total Liabilities	648,499

Net Assets	$23,484,969

Net assets were comprised of:
Shares of beneficial interest, at par	$3,646
Paid-in capital in excess of par	28,141,975
Total distributable earnings (loss)	(4,660,652)

Net assets, April 30, 2023	$23,484,969

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($712,794 ÷ 110,801 shares of beneficial interest issued and outstanding)	$6.43
Maximum sales charge (5.50% of offering price)	0.37

Maximum offering price to public	$6.80

Class C

Net asset value, offering price and redemption price per share, ($233,378 ÷ 36,268 shares of beneficial interest issued and outstanding)	$6.43

Class Z

Net asset value, offering price and redemption price per share, ($579,743 ÷ 89,748 shares of beneficial interest issued and outstanding)	$6.46

Class R6

Net asset value, offering price and redemption price per share, ($21,959,054 ÷ 3,408,731 shares of beneficial interest issued and outstanding)	$6.44

See Notes to Financial Statements.

PGIM Real Estate Income Fund    15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $17,951 foreign withholding tax)	$507,633
Affiliated dividend income	2,598
Affiliated income from securities lending, net	1,010

Total income	511,241

Expenses
Management fee	96,574
Distribution fee(a)	2,313
Custodian and accounting fees	17,752
Audit fee	15,819
Registration fees(a)	14,103
Professional fees	10,308
Fund data services	6,726
Shareholders’ reports	6,713
Trustees’ fees	4,890
Transfer agent’s fees and expenses (including affiliated expense of $1,274)(a)	2,583
Miscellaneous	3,546

Total expenses	181,327
Less: Fee waiver and/or expense reimbursement(a)	(46,050)
Distribution fee waiver(a)	(194)

Net expenses	135,083

Net investment income (loss)	376,158

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $34)	(919,723)
In-kind redemptions(1)	(971,423)
Foreign currency transactions	(2,708)

(1,893,854)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(45))	3,229,007
Foreign currencies	1,454

3,230,461

Net gain (loss) on investment and foreign currency transactions	1,336,607

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,712,765

See Notes to Financial Statements.

16

(1)	See Note 9, Redemption In-kind, in Notes to Financial Statements
(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	1,161	1,152	—	—
Registration fees	3,929	3,063	3,974	3,137
Transfer agent’s fees and expenses	985	261	1,194	143
Fee waiver and/or expense reimbursement	(5,861)	(3,605)	(6,872)	(29,712)
Distribution fee waiver	(194)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund    17

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 376,158	$ 1,267,169
Net realized gain (loss) on investment and foreign currency transactions	(1,893,854)	(280,806)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,230,461	(8,315,357)

Net increase (decrease) in net assets resulting from operations	1,712,765	(7,328,994)

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,647)	(342,173)
Class C	(3,969)	(63,156)
Class Z	(18,497)	(1,890,345)
Class R6	(462,429)	(6,496,377)

	(500,542)	(8,792,051)

Tax return of capital distributions
Class A	—	(18,151)
Class C	—	(3,350)
Class Z	—	(100,276)
Class R6	—	(344,611)

	—	(466,388)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,947,606	7,132,240
Net asset value of shares issued in reinvestment of dividends and distributions	499,766	9,242,174
Cost of shares purchased	(9,264,974)	(14,139,352)

Net increase (decrease) in net assets from Fund share transactions	(5,817,602)	2,235,062

Total increase (decrease)	(4,605,379)	(14,352,371)

Net Assets:

Beginning of period	28,090,348	42,442,719

End of period	$23,484,969	$ 28,090,348

See Notes to Financial Statements.

18

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.18		$10.26	$7.67	$10.66	$8.76	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.32	0.25	0.27	0.28	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(1.99)	2.70	(2.43)	1.97	(0.63)
Total from investment operations	0.38		(1.67)	2.95	(2.16)	2.25	(0.29)
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.29)	(0.36)	(0.63)	(0.35)	(0.50)
Tax return of capital distributions	-		(0.10)	-	(0.14)	-	(0.07)
Distributions from net realized gains	-		(2.02)	-	(0.06)	-	-
Total dividends and distributions	(0.13)		(2.41)	(0.36)	(0.83)	(0.35)	(0.57)
Net asset value, end of period	$6.43		$6.18	$10.26	$7.67	$10.66	$8.76
Total Return(b):	6.18%		(20.18)%	38.84%	(21.25)%	26.26%	(3.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$713		$738	$1,582	$866	$915	$621
Average net assets (000)	$781		$1,190	$1,428	$796	$677	$878
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.35%	(d)	1.35%	1.35%	1.36%	1.35%	1.36%
Expenses before waivers and/or expense reimbursement	2.91%	(d)	2.39%	2.16%	4.78%	4.65%	4.85%
Net investment income (loss)	2.84%	(d)	4.16%	2.56%	3.18%	2.91%	3.73%
Portfolio turnover rate(e)	40%		90%	201%	235%	257%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund    19

Financial Highlights  (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.18		$10.26	$7.67	$10.66	$8.76	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.20	0.18	0.23	0.21	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(1.93)	2.70	(2.45)	1.97	(0.63)
Total from investment operations	0.36		(1.73)	2.88	(2.22)	2.18	(0.36)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.29)	(0.57)	(0.28)	(0.44)
Tax return of capital distributions	-		(0.10)	-	(0.14)	-	(0.06)
Distributions from net realized gains	-		(2.02)	-	(0.06)	-	-
Total dividends and distributions	(0.11)		(2.35)	(0.29)	(0.77)	(0.28)	(0.50)
Net asset value, end of period	$6.43		$6.18	$10.26	$7.67	$10.66	$8.76
Total Return(b):	5.79%		(20.81)%	37.84%	(21.86)%	25.34%	(3.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$233		$178	$277	$268	$639	$336
Average net assets (000)	$232		$240	$302	$500	$510	$314
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.10%	(d)	2.10%	2.10%	2.11%	2.10%	2.11%
Expenses before waivers and/or expense reimbursement	5.23%	(d)	5.03%	4.27%	6.45%	5.86%	8.85%
Net investment income (loss)	2.01%	(d)	2.65%	1.92%	2.62%	2.21%	2.98%
Portfolio turnover rate(e)	40%		90%	201%	235%	257%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.20		$10.29	$7.69	$10.69	$8.78	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.28	0.34	0.31	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27		(1.94)	2.71	(2.49)	1.98	(0.64)
Total from investment operations	0.40		(1.66)	2.99	(2.15)	2.29	(0.25)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.39)	(0.65)	(0.38)	(0.52)
Tax return of capital distributions	-		(0.10)	-	(0.14)	-	(0.07)
Distributions from net realized gains	-		(2.02)	-	(0.06)	-	-
Total dividends and distributions	(0.14)		(2.43)	(0.39)	(0.85)	(0.38)	(0.59)
Net asset value, end of period	$6.46		$6.20	$10.29	$7.69	$10.69	$8.78
Total Return(b):	6.45%		(20.03)%	39.19%	(21.08)%	26.62%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$580		$7,024	$10,941	$7,797	$16,451	$6,951
Average net assets (000)	$1,564		$7,858	$11,287	$9,743	$12,060	$8,632
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10%	(d)	1.10%	1.10%	1.11%	1.10%	0.98%
Expenses before waivers and/or expense reimbursement	1.99%	(d)	1.34%	1.38%	2.54%	2.31%	2.81%
Net investment income (loss)	4.01%	(d)	3.67%	2.92%	3.81%	3.17%	4.25%
Portfolio turnover rate(e)	40%		90%	201%	235%	257%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund    21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.19		$10.27	$7.68	$10.67	$8.76	$9.62
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.28	0.27	0.12	0.31	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(1.93)	2.71	(2.26)	1.98	(0.52)
Total from investment operations	0.39		(1.65)	2.98	(2.14)	2.29	(0.27)
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.31)	(0.39)	(0.65)	(0.38)	(0.50)
Tax return of capital distributions	-		(0.10)	-	(0.14)	-	(0.09)
Distributions from net realized gains	-		(2.02)	-	(0.06)	-	-
Total dividends and distributions	(0.14)		(2.43)	(0.39)	(0.85)	(0.38)	(0.59)
Net asset value, end of period	$6.44		$6.19	$10.27	$7.68	$10.67	$8.76
Total Return(b):	6.30%		(19.95)%	39.11%	(21.03)%	26.54%	(2.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,959		$20,150	$29,642	$23,216	$158	$70
Average net assets (000)	$21,766		$24,849	$33,597	$675	$115	$17
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.38	%(d)	1.24%	1.15%	3.80%	8.55%	91.97%
Net investment income (loss)	3.07	%(d)	3.72%	2.82%	1.36%	3.15%	2.70%
Portfolio turnover rate(e)	40%		90%	201%	235%	257%	153%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Real Estate Income Fund    23

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

24

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Real Estate Income Fund    25

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

26

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Quarterly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Real Estate Income Fund    27

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.80% on average daily net assets up to and including $1 billion;	0.80%

0.78% on the next $2 billion of average daily net assets;

0.76% on the next $2 billion of average daily net assets;

0.75% on the next $5 billion of average daily net assets;

0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

28

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	1.35%

C	2.10

Z	1.10

R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders.

Class	FESL	CDSC

A	$95	$ —

C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Real Estate Income Fund    29

Notes to Financial Statements  (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales

$10,642,134	$10,190,803

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)

$ —	$1,603,066	$1,320,355	$ —	$—	$282,711	282,711	$2,598

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund(1)(b)(wi)

$9,696	$2,034,214	$1,461,024	$(45)	$34	$582,875	583,225	$1,010	(2)

$9,696	$3,637,280	$2,781,379	$(45)	$34	$865,586		$3,608

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$26,594,915	$380,699	$(2,941,469)	$(2,560,770)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$79,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for

PGIM Real Estate Income Fund    31

Notes to Financial Statements  (unaudited) (continued)

certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	9,113	10.2%

R6	2,670,959	78.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	73.2%

Unaffiliated	1	22.3

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:

Shares sold	13,314	$87,646

Shares issued in reinvestment of dividends and distributions	2,402	15,527

Shares purchased	(23,589)	(152,601)

Net increase (decrease) in shares outstanding before conversion	(7,873)	(49,428)

Shares purchased upon conversion into other share class(es)	(818)	(5,107)

Net increase (decrease) in shares outstanding	(8,691)	$(54,535)

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Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	23,992	$207,103

Shares issued in reinvestment of dividends and distributions	46,023	355,748

Shares purchased	(104,941)	(795,676)

Net increase (decrease) in shares outstanding before conversion	(34,926)	(232,825)

Shares issued upon conversion from other share class(es)	258	2,020

Net increase (decrease) in shares outstanding	(34,668)	$(230,805)

Class C

Six months ended April 30, 2023:

Shares sold	11,910	$80,031

Shares issued in reinvestment of dividends and distributions	613	3,969

Shares purchased	(5,115)	(33,347)

Net increase (decrease) in shares outstanding	7,408	$50,653

Year ended October 31, 2022:

Shares sold	2,956	$24,300

Shares issued in reinvestment of dividends and distributions	8,622	66,506

Shares purchased	(9,484)	(68,123)

Net increase (decrease) in shares outstanding before conversion	2,094	22,683

Shares purchased upon conversion into other share class(es)	(258)	(2,020)

Net increase (decrease) in shares outstanding	1,836	$20,663

Class Z

Six months ended April 30, 2023:

Shares sold	41,600	$279,138

Shares issued in reinvestment of dividends and distributions	2,734	17,841

Shares purchased	(1,087,363)	(7,084,595)

Net increase (decrease) in shares outstanding before conversion	(1,043,029)	(6,787,616)

Shares issued upon conversion from other share class(es)	814	5,107

Net increase (decrease) in shares outstanding	(1,042,215)	$(6,782,509)

Year ended October 31, 2022:

Shares sold	128,475	$975,580

Shares issued in reinvestment of dividends and distributions	257,914	1,978,932

Shares purchased	(317,510)	(3,032,469)

Net increase (decrease) in shares outstanding	68,879	$(77,957)

Class R6

Six months ended April 30, 2023:

Shares sold	378,013	$2,500,791

Shares issued in reinvestment of dividends and distributions	71,455	462,429

Shares purchased	(297,024)	(1,994,431)

Net increase (decrease) in shares outstanding	152,444	$968,789

PGIM Real Estate Income Fund    33

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:

Shares sold	813,769	$5,925,257

Shares issued in reinvestment of dividends and distributions	890,352	6,840,988

Shares purchased	(1,334,054)	(10,243,084)

Net increase (decrease) in shares outstanding	370,067	$2,523,161

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $554,000, borrowed at a weighted average interest rate of 5.67%. The maximum loan outstanding amount during the period was $554,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

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9.	Redemption In-kind

As of the close of business on November 15, 2022, the Fund settled the redemption of fund Class Z shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $6,247,174.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

10.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

PGIM Real Estate Income Fund    35

Notes to Financial Statements  (unaudited) (continued)

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

36

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

PGIM Real Estate Income Fund    37

Notes to Financial Statements  (unaudited) (continued)

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

38

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

11.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Real Estate Income Fund    39

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX

CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 15, 2023

PGIM Select Real Estate Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	11.16	-19.72	5.34	4.98 (08/01/2014)

Class C	10.82	-16.48	5.77	4.87 (08/01/2014)

Class Z	11.27	-14.86	6.81	5.93 (08/01/2014)
Class R6	11.36	-14.70	6.88	5.96 (08/01/2014)

FTSE EPRA/NAREIT Developed Index

	6.54	-15.28	0.84	1.98

S&P 500 Index

	8.63	2.66	11.45	11.28

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Select Real Estate Fund    5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/23

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Prologis, Inc.	Industrial REITs	7.7%

Welltower, Inc.	Health Care REITs	7.4%

Equinix, Inc.	Specialized REITs	5.1%

Life Storage, Inc.	Specialized REITs	4.1%

Sun Communities, Inc.	Residential REITs	3.7%

Equity Residential	Residential REITs	3.4%

Ventas, Inc.	Health Care REITs	3.3%

Americold Realty Trust, Inc.	Industrial REITs	3.1%

Mitsui Fudosan Co. Ltd. (Japan)	Diversified Real Estate Activities	2.9%

Realty Income Corp.	Retail REITs	2.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Select Real Estate Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 1,111.60	1.31%	$ 6.86

	Hypothetical	$1,000.00	$ 1,018.30	1.31%	$ 6.56

Class C	Actual	$1,000.00	$ 1,108.20	2.06%	$10.77

	Hypothetical	$1,000.00	$ 1,014.58	2.06%	$10.29

Class Z	Actual	$1,000.00	$ 1,112.70	1.04%	$ 5.45

	Hypothetical	$1,000.00	$ 1,019.64	1.04%	$ 5.21

Class R6	Actual	$1,000.00	$ 1,113.60	0.91%	$ 4.77

	Hypothetical	$1,000.00	$ 1,020.28	0.91%	$ 4.56

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2023

Description	Shares	Value

LONG-TERM INVESTMENTS 98.3%

COMMON STOCKS

Diversified Real Estate Activities 5.5%

Mitsui Fudosan Co. Ltd. (Japan)	415,920	$8,261,011
Sun Hung Kai Properties Ltd. (Hong Kong)	540,393	7,524,050

		15,785,061

Diversified REITs 2.6%

Essential Properties Realty Trust, Inc.	304,566	7,538,008

Health Care REITs 13.0%

Aedifica SA (Belgium)	37,179	3,105,634
Omega Healthcare Investors, Inc.	123,757	3,311,737
Ventas, Inc.	201,028	9,659,395
Welltower, Inc.	270,962	21,465,610

		37,542,376

Hotel & Resort REITs 4.8%

Apple Hospitality REIT, Inc.	182,879	2,723,068
CapitaLand Ascott Trust (Singapore)	139,425	113,200
Invincible Investment Corp. (Japan)	14,034	6,059,284
Japan Hotel REIT Investment Corp. (Japan)	8,832	4,990,020

		13,885,572

Industrial REITs 17.9%

Americold Realty Trust, Inc.	303,234	8,972,694
CapitaLand Ascendas REIT (Singapore)	1,269,109	2,731,027
GLP J-REIT (Japan)	6,270	7,163,949
Prologis, Inc.	177,728	22,260,432
Rexford Industrial Realty, Inc.	97,497	5,437,408
Segro PLC (United Kingdom)	483,938	5,094,866

		51,660,376

Office REITs 0.5%

Kilroy Realty Corp.	51,786	1,514,223

Real Estate Operating Companies 9.0%

Capitaland Investment Ltd. (Singapore)	2,446,049	6,847,038
Grainger PLC (United Kingdom)	809,252	2,632,880
Pandox AB (Sweden)	288,469	3,437,236
Sagax AB (Sweden) (Class B Stock)	94,041	2,306,710

See Notes to Financial Statements.

PGIM Select Real Estate Fund    9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

Description	Shares	Value

COMMON STOCKS (Continued)

Real Estate Operating Companies (cont’d.)

Shurgard Self Storage Ltd. (Belgium)	100,232	$5,182,662
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	971,903	5,604,690

		26,011,216

Residential REITs 17.5%

Boardwalk Real Estate Investment Trust (Canada)	87,394	3,741,264
Camden Property Trust	64,117	7,056,076
Equity LifeStyle Properties, Inc.	74,667	5,144,556
Equity Residential	153,731	9,723,486
Independence Realty Trust, Inc.	35,556	592,008
Ingenia Communities Group (Australia)	973,349	2,774,208
InterRent Real Estate Investment Trust (Canada)	348,678	3,335,326
Sun Communities, Inc.	76,616	10,644,261
UNITE Group PLC (The) (United Kingdom)	238,618	2,879,232
Veris Residential, Inc.*(a)	294,989	4,823,070

		50,713,487

Retail REITs 10.3%

Brixmor Property Group, Inc.	167,649	3,575,953
Kite Realty Group Trust	189,564	3,927,766
Klepierre SA (France)	144,717	3,665,699
Lendlease Global Commercial REIT (Singapore)	6,403,698	3,369,074
Link REIT (Hong Kong)	483,232	3,160,768
Realty Income Corp.	120,662	7,582,400
Region Re Ltd. (Australia)	514,567	842,069
Spirit Realty Capital, Inc.	98,894	3,803,463

		29,927,192

Specialized REITs 17.2%

Big Yellow Group PLC (United Kingdom)	373,035	5,742,096
Digital Realty Trust, Inc.	76,036	7,538,970
Equinix, Inc.	20,422	14,787,162
Life Storage, Inc.	87,851	11,805,417
National Storage REIT (Australia)	4,083,690	6,801,716
Public Storage	10,681	3,149,079

		49,824,440

TOTAL LONG-TERM INVESTMENTS (cost $276,910,404)		284,401,951

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	4,231,203	$4,231,203
PGIM Institutional Money Market Fund (cost $2,621,562; includes $2,599,096 of cash collateral for securities on loan)(b)(wi)	2,622,890	2,621,316

TOTAL SHORT-TERM INVESTMENTS (cost $6,852,765)		6,852,519

TOTAL INVESTMENTS 100.7% (cost $283,763,169)		291,254,470
Liabilities in excess of other assets (0.7)%		(1,882,725)

NET ASSETS 100.0%		$289,371,745

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,583,300; cash collateral of $2,599,096 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Select Real Estate Fund    11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2023

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$10,417,993	$—
Belgium	5,182,662	3,105,634	—
Canada	7,076,590	—	—
France	—	3,665,699	—
Hong Kong	—	16,289,508	—
Japan	—	26,474,264	—
Singapore	—	13,060,339	—
Sweden	—	5,743,946	—
United Kingdom	—	16,349,074	—
United States	177,036,242	—	—
Short-Term Investments
Affiliated Mutual Funds	6,852,519	—	—

Total	$196,148,013	$95,106,457	$—

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2023 were as follows:

United States (including 0.9% of collateral for securities on loan)	63.6%

Japan	9.2
United Kingdom	5.7
Hong Kong	5.6
Singapore	4.5
Australia	3.5
Belgium	2.9

Canada	2.4%
Sweden	2.0
France	1.3

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

12

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$2,583,300	$(2,583,300)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Select Real Estate Fund    13

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2023

Assets

Investments at value, including securities on loan of $2,583,300:
Unaffiliated investments (cost $276,910,404)	$284,401,951
Affiliated investments (cost $6,852,765)	6,852,519
Foreign currency, at value (cost $391)	93
Receivable for investments sold	1,837,078
Receivable for Fund shares sold	735,062
Dividends receivable	634,059
Tax reclaim receivable	238,418
Prepaid expenses and other assets	65,810

Total Assets	294,764,990

Liabilities

Payable to broker for collateral for securities on loan	2,599,096
Payable for investments purchased	1,731,541
Payable for Fund shares purchased	736,178
Management fee payable	183,435
Accrued expenses and other liabilities	136,966
Distribution fee payable	4,016
Trustees’ fees payable	1,012
Affiliated transfer agent fee payable	1,001

Total Liabilities	5,393,245

Net Assets	$289,371,745

Net assets were comprised of:
Shares of beneficial interest, at par	$24,263
Paid-in capital in excess of par	340,460,688
Total distributable earnings (loss)	(51,113,206)

Net assets, April 30, 2023	$289,371,745

See Notes to Financial Statements.

14

Class A

Net asset value and redemption price per share, ($12,079,942 ÷ 1,009,062 shares of beneficial interest issued and outstanding)	$11.97
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.67

Class C

Net asset value, offering price and redemption price per share, ($1,983,241 ÷ 167,952 shares of beneficial interest issued and outstanding)	$11.81

Class Z

Net asset value, offering price and redemption price per share, ($191,380,496 ÷ 15,961,990 shares of beneficial interest issued and outstanding)	$11.99

Class R6

Net asset value, offering price and redemption price per share, ($83,928,066 ÷ 7,124,053 shares of beneficial interest issued and outstanding)	$11.78

See Notes to Financial Statements.

PGIM Select Real Estate Fund    15

Statement of Operations  (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $170,552 foreign withholding tax)	$4,230,260
Affiliated dividend income	15,104
Affiliated income from securities lending, net	10,664

Total income	4,256,028

Expenses
Management fee	1,083,066
Distribution fee(a)	27,073
Transfer agent’s fees and expenses (including affiliated expense of $3,800)(a)	129,408
Registration fees(a)	39,542
Custodian and accounting fees	39,247
Audit fee	15,868
Shareholders’ reports	14,249
Professional fees	11,041
Trustees’ fees	6,862
Miscellaneous	22,452

Total expenses	1,388,808
Less: Fee waiver and/or expense reimbursement(a)	(10,658)
Distribution fee waiver(a)	(2,904)

Net expenses	1,375,246

Net investment income (loss)	2,880,782

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $12,362)	(18,178,418)
Foreign currency transactions	6,454

(18,171,964)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,039))	43,796,774
Foreign currencies	31,187

43,827,961

Net gain (loss) on investment and foreign currency transactions	25,655,997

Net Increase (Decrease) In Net Assets Resulting From Operations	$28,536,779

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	17,424	9,649	—	—
Transfer agent’s fees and expenses	7,182	1,652	119,484	1,090
Registration fees	7,839	5,768	15,173	10,762
Fee waiver and/or expense reimbursement	(4,917)	(5,741)	—	—
Distribution fee waiver	(2,904)	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,880,782	$4,457,662
Net realized gain (loss) on investment and foreign currency transactions	(18,171,964)	(38,704,294)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,827,961	(70,987,377)

Net increase (decrease) in net assets resulting from operations	28,536,779	(105,234,009)

Dividends and Distributions
Distributions from distributable earnings
Class A	(76,466)	(414,882)
Class C	(5,894)	(91,196)
Class Z	(1,385,308)	(10,983,011)
Class R6	(697,386)	(5,037,561)

	(2,165,054)	(16,526,650)

Tax return of capital distributions
Class A	—	(24,202)
Class C	—	(5,320)
Class Z	—	(640,682)
Class R6	—	(293,861)

	—	(964,065)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	65,956,719	188,423,446
Net asset value of shares issued in reinvestment of dividends and distributions	2,162,522	17,480,857
Cost of shares purchased	(65,117,455)	(151,688,740)

Net increase (decrease) in net assets from Fund share transactions	3,001,786	54,215,563

Total increase (decrease)	29,373,511	(68,509,161)

Net Assets:

Beginning of period	259,998,234	328,507,395

End of period	$289,371,745	$259,998,234

See Notes to Financial Statements.

PGIM Select Real Estate Fund    17

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.84		$15.54	$11.48	$13.18	$10.33	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.14	0.10	0.15	0.16	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10		(4.12)	4.18	(1.16)	3.10	(0.08)
Total from investment operations	1.21		(3.98)	4.28	(1.01)	3.26	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.22)	(0.22)	(0.43)	(0.21)	(0.25)
Tax return of capital distributions	-		(0.04)	-	-	-	-
Distributions from net realized gains	-		(0.46)	-	(0.26)	(0.20)	-
Total dividends and distributions	(0.08)		(0.72)	(0.22)	(0.69)	(0.41)	(0.25)
Net asset value, end of period	$11.97		$10.84	$15.54	$11.48	$13.18	$10.33
Total Return(b):	11.16%		(26.71)%	37.61%	(7.90)%	32.64%	0.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,080		$10,982	$6,733	$3,878	$4,447	$2,612
Average net assets (000)	$11,712		$11,632	$4,803	$4,534	$3,205	$1,645
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.31%	(d)(e)	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.44%	(d)(e)	1.44%	1.57%	2.11%	3.04%	4.02%
Net investment income (loss)	1.83%	(d)	1.05%	0.74%	1.26%	1.36%	1.14%
Portfolio turnover rate(f)	62%		137%	165%	313%	242%	202%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021		2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.69		$15.33	$11.35		$13.03	$10.23	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.03	(0.01	)(b)	0.06	0.06	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10		(4.05)	4.12		(1.13)	3.08	(0.12)
Total from investment operations	1.16		(4.02)	4.11		(1.07)	3.14	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.04)		(0.12)	(0.13)		(0.35)	(0.14)	(0.18)
Tax return of capital distributions	-		(0.04)	-		-	-	-
Distributions from net realized gains	-		(0.46)	-		(0.26)	(0.20)	-
Total dividends and distributions	(0.04)		(0.62)	(0.13)		(0.61)	(0.34)	(0.18)
Net asset value, end of period	$11.81		$10.69	$15.33		$11.35	$13.03	$10.23
Total Return(c):	10.82%		(27.25)%	36.64%		(8.60)%	31.59%	(0.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,983		$1,754	$1,636		$605	$351	$56
Average net assets (000)	$1,946		$2,168	$1,021		$532	$148	$64
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.06%	(e)(f)	2.05%	2.05%		2.05%	2.05%	2.05%
Expenses before waivers and/or expense reimbursement	2.66%	(e)(f)	2.56%	2.95%		5.31%	11.73%	29.08%
Net investment income (loss)	1.07%	(e)	0.26%	(0.06)%		0.55%	0.54%	0.91%
Portfolio turnover rate(g)	62%		137%	165%		313%	242%	202%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended April 30, 2023.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund    19

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.86		$15.56	$11.49	$13.20	$10.34	$10.56
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.18	0.13	0.16	0.19	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.10		(4.12)	4.19	(1.15)	3.11	(0.16)
Total from investment operations	1.22		(3.94)	4.32	(0.99)	3.30	0.06
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.26)	(0.25)	(0.46)	(0.24)	(0.28)
Tax return of capital distributions	-		(0.04)	-	-	-	-
Distributions from net realized gains	-		(0.46)	-	(0.26)	(0.20)	-
Total dividends and distributions	(0.09)		(0.76)	(0.25)	(0.72)	(0.44)	(0.28)
Net asset value, end of period	$11.99		$10.86	$15.56	$11.49	$13.20	$10.34
Total Return(b):	11.27%		(26.46)%	38.04%	(7.73)%	33.02%	0.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191,380		$171,629	$226,286	$29,056	$6,366	$65
Average net assets (000)	$176,366		$235,834	$126,992	$14,227	$1,621	$145
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.04%	(d)	1.01%	1.04%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.04%	(d)	1.01%	1.04%	1.61%	2.85%	14.17%
Net investment income (loss)	2.12%	(d)	1.29%	0.92%	1.40%	1.48%	2.07%
Portfolio turnover rate(e)	62%		137%	165%	313%	242%	202%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.67		$15.31	$11.31	$13.00	$10.19	$10.40
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.19	0.15	0.18	0.18	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08		(4.06)	4.11	(1.15)	3.07	(0.13)
Total from investment operations	1.21		(3.87)	4.26	(0.97)	3.25	0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.27)	(0.26)	(0.46)	(0.24)	(0.28)
Tax return of capital distributions	-		(0.04)	-	-	-	-
Distributions from net realized gains	-		(0.46)	-	(0.26)	(0.20)	-
Total dividends and distributions	(0.10)		(0.77)	(0.26)	(0.72)	(0.44)	(0.28)
Net asset value, end of period	$11.78		$10.67	$15.31	$11.31	$13.00	$10.19
Total Return(b):	11.36%		(26.39)%	38.10%	(7.70)%	33.02%	0.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$83,928		$75,634	$93,853	$15,686	$17,138	$5,970
Average net assets (000)	$82,987		$92,466	$57,833	$16,060	$8,739	$6,039
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.91%	(d)	0.89%	0.94%	1.05%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	0.91%	(d)	0.89%	0.94%	1.42%	2.25%	3.07%
Net investment income (loss)	2.21%	(d)	1.40%	1.06%	1.56%	1.56%	1.89%
Portfolio turnover rate(e)	62%		137%	165%	313%	242%	202%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund    21

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

22

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Select Real Estate Fund    23

Notes to Financial Statements   (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating

24

factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class

PGIM Select Real Estate Fund    25

Notes to Financial Statements   (unaudited) (continued)

specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial

26

statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% on average daily net assets up to and including $1 billion;	0.80%
0.78% on the next $2 billion of average daily net assets;
0.76% on the next $2 billion of average daily net assets;
0.75% on the next $5 billion of average daily net assets;
0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%

PGIM Select Real Estate Fund    27

Notes to Financial Statements   (unaudited) (continued)

Class	Expense Limitations
C	2.05%
Z	1.05
R6	1.05

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 29, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$6,574	$—
C	—	191

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and

28

shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$170,074,371	$167,543,945

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$11,839,873	$7,608,670	$—	$—	$4,231,203	4,231,203	$15,104

PGIM Institutional Money Market Fund(1)(b)(wi)
15,193,517	213,043,785	225,627,309	(1,039)	12,362	2,621,316	2,622,890	10,664	(2)
$15,193,517	$224,883,658	$233,235,979	$(1,039)	$12,362	$6,852,519		$25,768

(1)	The Fund did not have any capital gain distributions during the reporting period.

PGIM Select Real Estate Fund    29

Notes to Financial Statements   (unaudited) (continued)

(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$288,615,856	$14,507,166	$(11,868,552)	$2,638,614

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2022 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$36,042,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will

30

automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,284	0.8%
R6	1,651,007	23.2

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	6.7%
Unaffiliated	4	83.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2023:
Shares sold	61,050	$ 722,616
Shares issued in reinvestment of dividends and distributions	6,638	76,449
Shares purchased	(73,289)	(850,516)
Net increase (decrease) in shares outstanding before conversion	(5,601)	(51,451)
Shares issued upon conversion from other share class(es)	6,087	70,327
Shares purchased upon conversion into other share class(es)	(4,395)	(51,309)
Net increase (decrease) in shares outstanding	(3,909)	$ (32,433)

PGIM Select Real Estate Fund    31

Notes to Financial Statements   (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	729,508	$ 10,506,840
Shares issued in reinvestment of dividends and distributions	31,595	438,849
Shares purchased	(187,168)	(2,503,324)
Net increase (decrease) in shares outstanding before conversion	573,935	8,442,365
Shares issued upon conversion from other share class(es)	7,131	78,490
Shares purchased upon conversion into other share class(es)	(1,433)	(21,124)
Net increase (decrease) in shares outstanding	579,633	$ 8,499,731

Class C
Six months ended April 30, 2023:
Shares sold	35,456	$ 403,672
Shares issued in reinvestment of dividends and distributions	515	5,859
Shares purchased	(26,516)	(309,249)
Net increase (decrease) in shares outstanding before conversion	9,455	100,282
Shares purchased upon conversion into other share class(es)	(5,474)	(62,252)
Net increase (decrease) in shares outstanding	3,981	$38,030

Year ended October 31, 2022:
Shares sold	122,024	$ 1,749,306
Shares issued in reinvestment of dividends and distributions	6,629	94,764
Shares purchased	(64,019)	(849,402)
Net increase (decrease) in shares outstanding before conversion	64,634	994,668
Shares purchased upon conversion into other share class(es)	(7,369)	(80,418)
Net increase (decrease) in shares outstanding	57,265	$ 914,250

Class Z
Six months ended April 30, 2023:
Shares sold	4,267,901	$ 49,572,747
Shares issued in reinvestment of dividends and distributions	119,972	1,383,142
Shares purchased	(4,240,066)	(48,581,452)
Net increase (decrease) in shares outstanding before conversion	147,807	2,374,437
Shares issued upon conversion from other share class(es)	4,789	55,915
Shares purchased upon conversion into other share class(es)	(688)	(8,075)
Net increase (decrease) in shares outstanding	151,908	$ 2,422,277

32

Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	8,857,165	$124,834,508
Shares issued in reinvestment of dividends and distributions	819,289	11,616,446
Shares purchased	(8,410,286)	(106,630,767)
Net increase (decrease) in shares outstanding before conversion	1,266,168	29,820,187
Shares issued upon conversion from other share class(es)	1,826	26,512
Net increase (decrease) in shares outstanding	1,267,994	$29,846,699

Class R6
Six months ended April 30, 2023:
Shares sold	1,303,776	$15,257,684
Shares issued in reinvestment of dividends and distributions	61,543	697,072
Shares purchased	(1,330,200)	(15,376,238)
Net increase (decrease) in shares outstanding before conversion	35,119	578,518
Shares purchased upon conversion into other share class(es)	(408)	(4,606)
Net increase (decrease) in shares outstanding	34,711	$573,912

Year ended October 31, 2022:
Shares sold	3,629,909	$51,332,792
Shares issued in reinvestment of dividends and distributions	383,091	5,330,798
Shares purchased	(3,053,513)	(41,705,247)
Net increase (decrease) in shares outstanding before conversion	959,487	14,958,343
Shares purchased upon conversion into other share class(es)	(263)	(3,460)
Net increase (decrease) in shares outstanding	959,224	$14,954,883

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more

PGIM Select Real Estate Fund    33

Notes to Financial Statements   (unaudited) (continued)

likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2023. The average daily balance for the 36 days that the Fund had loans outstanding during the period was approximately $1,347,694, borrowed at a weighted average interest rate of 5.08%. The maximum loan outstanding amount during the period was $4,544,000. At April 30, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate, stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and

34

political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Select Real Estate Fund    35

Notes to Financial Statements   (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic,financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund.These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain

36

classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties

PGIM Select Real Estate Fund    37

Notes to Financial Statements   (unaudited) (continued)

or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

38

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Select Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Drew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SREAX	SRECX	SREZX	SREQX

CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

PGIM INTERNATIONAL BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM International Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM International Bond Fund

June 15, 2023

PGIM International Bond Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/23	Average Annual Total Returns as of 4/30/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	5.56	-4.61	-1.05	0.45 (12/14/2016)

Class C	5.15	-3.04	-1.16	0.19 (12/14/2016)

Class Z	5.76	-0.91	-0.07	1.29 (12/14/2016)

Class R6	5.77	-1.00	-0.04	1.31 (12/14/2016)

Bloomberg Global Aggregate ex-USD (USD Hedged) Index

	2.96	-1.00	1.01	1.36

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

4    Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg Global Aggregate ex-USD (USD Hedged) Index—The Bloomberg Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, with index components for the Pan-European Aggregate and the Asian-Pacific Aggregate excluding US dollar-denominated components. Returns for the Index are hedged to the US dollar.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM International Bond Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/23 (%)

AAA	6.5

AA	11.5

A	23.5

BBB	33.7

BB	10.9

B	4.7

CCC	0.7

CC	0.1

Not Rated	2.0

Cash/Cash Equivalents	6.4

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.73	3.84	0.68

Class C	0.71	3.22	-25.80

Class Z	0.75	4.33	2.32

Class R6	0.75	4.38	3.74

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

6    Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM International Bond Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM International Bond Fund		Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,055.60	0.99%	$5.05

	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

Class C	Actual	$1,000.00	$1,051.50	1.74%	$8.85

	Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70

Class Z	Actual	$1,000.00	$1,057.60	0.63%	$3.21

	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

Class R6	Actual	$1,000.00	$1,057.70	0.58%	$2.96

	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2023, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8    Visit our website at pgim.com/investments

Schedule of Investments   (unaudited)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 96.3%

ASSET-BACKED SECURITIES 3.6%

Cayman Islands 2.6%

HPS Loan Management Ltd.,
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	6.390%(c)	04/20/34		500	$489,776
Mountain View CLO Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.510(c)	10/15/34		250	245,537

					735,313

United States 1.0%

Silver Creek CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.490(c)	07/20/30		157	155,381
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.645(c)	06/25/24		150	141,374

					296,755

TOTAL ASSET-BACKED SECURITIES (cost $1,056,530)					1,032,068

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.6%

Canada 0.0%

Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	18	12,429

United Kingdom 2.0%

Salus European Loan Conduit DAC,
Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.819(c)	01/23/29	GBP	200	245,425

Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	5.582(c)	08/17/31	GBP	94	112,188
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.832(c)	08/17/31	GBP	94	110,753
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.182(c)	08/17/31	GBP	94	108,201

					576,567

See Notes to Financial Statements.

PGIM International Bond Fund    9

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States 3.6%

FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.681%(cc)	05/25/30		398	$34,562
Series K113, Class X1, IO	1.483(cc)	06/25/30		1,149	87,900
Series KG03, Class X1, IO	1.481(cc)	06/25/30		1,284	96,428
MKT Mortgage Trust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		250	133,781
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		300	251,142
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month
LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.148(c)	01/15/36		100	87,091
Series 2020-01NYP, Class D, 144A, 1 Month
LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.698(c)	01/15/36		100	76,167
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR
+ 2.400% (Cap N/A, Floor 2.400%)	7.348(c)	05/15/31		100	89,340
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR
+ 4.500% (Cap N/A, Floor 4.500%)	9.448(c)	05/15/31		200	167,675

					1,024,086

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,918,074)					1,613,082

CORPORATE BONDS 23.3%

Belgium 0.2%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes	4.900	02/01/46		60	59,009

Brazil 0.4%

Petrobras Global Finance BV,
Gtd. Notes	6.625	01/16/34	GBP	100	108,772

Bulgaria 0.3%

Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	89,550

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

China 1.2%

Agricultural Development Bank of China,
Sr. Unsec’d. Notes	3.800%	10/27/30	CNH	2,000	$299,404

Aircraft Finance Co. Ltd.,
Sr. Sec’d. Notes, Series B	4.100	03/29/26		54	52,245

					351,649

France 1.6%

Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	83,969
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	83,969
Iliad Holding SASU,
Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	104,484
La Poste SA,
Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	90,892
SNCF Reseau,
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	81,211

					444,525

Germany 2.0%

Allianz SE,
Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	214,130
Techem Verwaltungsgesellschaft 674 mbH,
Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	90,845
TK Elevator Midco GmbH,
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	98,236
Volkswagen International Finance NV,
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	157,251

					560,462

Hong Kong 0.8%

HKT Capital No. 3 Ltd.,
Gtd. Notes	1.650	04/10/27	EUR	100	96,318
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	141,544

					237,862

Hungary 0.4%

MFB Magyar Fejlesztesi Bank Zrt,
Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	101,946

See Notes to Financial Statements.

PGIM International Bond Fund    11

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Iceland 0.4%

Landsvirkjun,
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	3.301%(c)	07/24/26	EUR	100	$107,710

India 0.3%

NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	101,292

Indonesia 0.3%

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	82,526

Italy 0.6%

Nexi SpA,
Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	181,516

Kazakhstan 0.2%

Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	53,221

Luxembourg 1.1%

Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	150	123,667
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	202,109

					325,776

Mexico 1.3%

Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	200,725
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	183,852

					384,577

Netherlands 1.3%

Cooperatieve Rabobank UA,
Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	62,575

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Netherlands (cont’d.)

OCI NV,
Sr. Sec’d. Notes	3.625%	10/15/25	EUR	135	$144,793
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	200	167,729

					375,097

Peru 0.2%

Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.963(s)	06/02/25		53	48,887

Poland 0.8%

Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	239,026

Slovenia 0.7%

United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	191,002

Spain 0.4%

Cellnex Finance Co. SA,
Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	86,338
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	36	33,636

					119,974

Supranational Bank 0.3%

European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	88,138

United Arab Emirates 1.0%

Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	108,213
DP World Ltd.,
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	115,880
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	65,521

					289,614

See Notes to Financial Statements.

PGIM International Bond Fund    13

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom 2.2%

Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250%	02/16/26	GBP	100	$102,827
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	85,145
eG Global Finance PLC,
Sr. Sec’d. Notes (original cost $110,560; purchased 10/15/20)(f)	6.250	10/30/25	EUR	100	103,472
Sr. Sec’d. Notes, 144A (original cost $110,360; purchased 10/11/19)(f)	6.250	10/30/25	EUR	100	103,325
Pinewood Finance Co. Ltd.,
Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	117,632
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	115,998

					628,399

United States 5.3%

American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	100,679
American Medical Systems Europe BV,
Gtd. Notes	1.625	03/08/31	EUR	100	93,408
Amgen, Inc.,
Sr. Unsec’d. Notes	5.250	03/02/30		35	35,959
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	105,576
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		30	22,607
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	3.103(c)	08/12/25	EUR	100	107,036
JPMorgan Chase Bank, NA,
Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	13,220
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,870
Morgan Guaranty Trust Co.,
Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	50,000	23,771
Morgan Stanley,
Sr. Unsec’d. Notes	4.656(ff)	03/02/29	EUR	150	167,890
Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	100	93,033
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.375	04/24/30	GBP	150	119,717

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

NRG Energy, Inc.,
Jr. Sub. Notes, 144A	10.250%(ff)	03/15/28(oo)		25	$24,655
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,422
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,176
Spectrum Brands, Inc.,
Gtd. Notes	4.000	10/01/26	EUR	100	104,749
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	102,655
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,532
UGI International LLC,
Gtd. Notes, 144A	2.500	12/01/29	EUR	100	86,499
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	93,494
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,461
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	47,169

					1,503,578

TOTAL CORPORATE BONDS (cost $7,792,345)					6,674,108

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.8%

Spain 0.1%

Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	5.000(c)	07/30/75	EUR	25	26,568

United States 0.7%

Bellemeade Re Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.565(c)	03/25/31		38	37,755

Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.065(c)	03/25/42		10	10,103

See Notes to Financial Statements.

PGIM International Bond Fund    15

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.815%(c)	11/25/50		10	$9,938
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.415(c)	11/25/50		33	33,307
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.715(c)	04/25/42		30	29,925
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	5.882(cc)	10/25/59		65	64,910

					185,938

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $215,328)					212,506

SOVEREIGN BONDS 60.7%

Andorra 0.3%

Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	100	99,719

Belgium 1.5%

Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 73, 144A	3.000	06/22/34	EUR	400	437,612

Brazil 1.2%

Brazil Loan Trust 1,
Gov’t. Gtd. Notes	5.477	07/24/23		25	24,607
Brazil Minas SPE via State of Minas Gerais,
Gov’t. Gtd. Notes	5.333	02/15/28		325	320,084

					344,691

Bulgaria 0.8%

Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	108,179
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	108,329

					216,508

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Canada 0.7%
City of Toronto,
Sr. Unsec’d. Notes	3.500%	06/02/36	CAD	100	$69,617
Province of Nova Scotia,
Unsec’d. Notes	3.450	06/01/45	CAD	100	66,872
Province of Saskatchewan,
Unsec’d. Notes	2.750	12/02/46	CAD	100	59,242

					195,731

China 5.3%
China Government Bond,
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	152,442
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	500	77,499
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	2,000	311,703
China Government International Bond,
Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	86,380
Export-Import Bank of China (The),
Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	882,265

					1,510,289

Colombia 2.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	629,240

Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	212,226

Cyprus 2.1%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	203,686
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	206,265
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	195,904

					605,855

Estonia 0.3%
Estonia Government International Bond,
Sr. Unsec’d. Notes	4.000	10/12/32	EUR	75	84,569

See Notes to Financial Statements.

PGIM International Bond Fund    17

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Finland 0.7%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A	0.500%	09/15/27	EUR	200	$201,099

France 5.3%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN	4.680	03/09/29	CAD	100	76,058
French Republic Government Bond OAT,
Bonds(k)	0.000	05/25/32	EUR	1,145	982,869
Bonds	0.750	02/25/28	EUR	450	453,612

					1,512,539

Germany 1.0%
Bundesschatzanweisungen,
Bonds (k)	0.200	06/14/24	EUR	270	288,864

Greece 2.7%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	642,353
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	73,389
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	68,277

					784,019

Hong Kong 0.2%
Hong Kong Government International Bond,
Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	68,501

Hungary 0.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	75,880

Indonesia 3.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	98,400
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	87,139
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	303,980
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	211,537

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.150%	07/18/24	EUR	140	$151,258
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	218,011

					1,070,325

Israel 0.7%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	194,182

Italy 9.5%
Italy Buoni Poliennali Del Tesoro,
Bonds, Series 50YR, 144A	2.800	03/01/67	EUR	150	113,107
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	250	250,772
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	85	78,984
Repubic of Italy Government International Bond Coupon Strips,
Sr. Unsec’d. Notes	1.643(s)	02/20/31	EUR	134	108,035
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.375	10/17/24		730	700,351
Sr. Unsec’d. Notes	2.875	10/17/29		200	172,937
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,269
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	261,155
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	980,903

					2,723,513

Japan 3.0%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes	3.125	02/15/28	EUR	100	109,521
Japan Government Five Year Bond,
Bonds, Series 153	0.005	06/20/27	JPY	60,000	439,881
Japan Government Ten Year Bond,
Bonds, Series 366	0.200	03/20/32	JPY	43,200	313,581

					862,983

Kazakhstan 0.4%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	114,308

See Notes to Financial Statements.

PGIM International Bond Fund    19

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Latvia 0.3%
Latvia Government International Bond,
Sr. Unsec’d. Notes, GMTN	0.250%	01/23/30	EUR	100	$86,176

Lithuania 0.7%
Lithuania Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.125	06/01/32	EUR	100	95,902
Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	100	91,293

					187,195

Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	80,494
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	295,405

					375,899

New Zealand 0.2%
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	42,525

Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	106,457
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	315,860
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,390

					447,707

Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	272,782
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	97,264

					370,046

Portugal 2.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	608,025

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.100%	02/15/45	EUR	140	$165,884
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	61,179

					835,088

Romania 1.3%
Romania Government Bond,
Bonds, Series 10YR	4.150	10/24/30	RON	100	18,478
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	120	113,162
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	88,792
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	42,141
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	84,729
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	32,556

					379,858

Saudi Arabia 0.4%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	125	99,843

Serbia 0.9%
Serbia International Bond,
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	248,065

Slovakia 0.2%
Slovakia Government Bond,
Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	70	49,031

Slovenia 0.2%
Slovenia Government Bond,
Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	75	64,751

Spain 6.0%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	65,638
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	185	225,228
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	23,124
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	310	179,845
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	71,545

See Notes to Financial Statements.

PGIM International Bond Fund    21

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A(k)	1.850%	07/30/35	EUR	325	$299,719
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	49,460
Spain Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	787,928

					1,702,487

Ukraine 0.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	259	46,073
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	300	51,507

					97,580

United Kingdom 0.5%
Transport for London,
Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	104,049
United Kingdom Gilt,
Bonds(k)	4.250	12/07/46	GBP	20	25,622

					129,671

TOTAL SOVEREIGN BONDS (cost $20,424,591)					17,348,575

			Shares

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.3%
iShares Floating Rate Bond ETF				10,000	506,200
iShares Preferred & Income Securities ETF				5,000	156,850

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $667,048)					663,050

TOTAL LONG-TERM INVESTMENTS (cost $32,073,916)					27,543,389

See Notes to Financial Statements.

22

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUND 2.1%
PGIM Core Government Money Market Fund
(cost $608,529)(wi)	608,529	$608,529

OPTIONS PURCHASED*~ 0.1%
(cost $7,400)		26,351

TOTAL SHORT-TERM INVESTMENTS
(cost $615,929)		634,880

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 98.5%
(cost $32,689,845)		28,178,269

OPTIONS WRITTEN*~ (0.1)%
(premiums received $8,785)		(30,944)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 98.4%
(cost $32,681,060)		28,147,325
Other assets in excess of liabilities(z) 1.6%		453,722

NET ASSETS 100.0%		$28,601,047

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

ITL—Italian Lira

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

See Notes to Financial Statements.

PGIM International Bond Fund    23

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

BBSW—Australian Bank Bill Swap Reference Rate

BNP—BNP Paribas S.A.

BNYM—Bank of New York Mellon

BOA—Bank of America, N.A.

BUBOR—Budapest Interbank Offered Rate

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CIBOR—Copenhagen Interbank Offered Rate

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HICP—Harmonised Index of Consumer Prices

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

KLIBOR—Kuala Lumpur Interbank Offered Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MPLE—Maple Bonds

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

PIK—Payment-in-Kind

PJSC—Public Joint-Stock Company

See Notes to Financial Statements.

24

PRIBOR—Prague Interbank Offered Rate

Q—Quarterly payment frequency for swaps

REMIC—Real Estate Mortgage Investment Conduit

S—Semiannual payment frequency for swaps

SAIBOR—Saudi Arabian Interbank Offered Rate

SARON—Swiss Average Rate Overnight

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SORA—Singapore Overnight Rate Average

SSB—State Street Bank & Trust Company

STIBOR—Stockholm Interbank Offered Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TAIBOR—Taiwan Interbank Offered Rate

TD—The Toronto-Dominion Bank

TELBOR—Tel Aviv Interbank Offered Rate

THOR—Thai Overnight Repurchase Rate

TONAR—Tokyo Overnight Average Rate

UAG—UBS AG

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $220,920. The aggregate value of $206,797 is 0.7% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM International Bond Fund    25

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
1 Year SOFR Mid-Curve Futures (cost $1,101)	Put	06/16/23	$96.19	1	3	$425

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.665%	SAR 1,875	$—
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.665%	2.05%(A)	SAR 1,875	25,926

Total OTC Swaptions (cost $6,299)								$25,926

Total Options Purchased (cost $7,400)								$26,351

Option Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value

1 Year SOFR Mid-Curve Futures	Call	06/16/23	$96.63	1	3	$(631)
1 Year SOFR Mid-Curve Futures	Put	06/16/23	$95.69	1	3	(119)

Total Exchange Traded (premiums received $ 1,285)						$(750)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value

2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/5.302%	1.13%(S)	500	$—
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/5.302%	500	(30,194)

Total OTC Swaptions (premiums received $7,500)								$(30,194)

Total Options Written (premiums received $8,785)								$(30,944)

See Notes to Financial Statements.

26

Futures contracts outstanding at April 30, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
6	20 Year U.S. Treasury Bonds	Jun. 2023	$789,938	$7,655
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	141,406	4,929

				12,584

Short Positions:
17	3 Month CME SOFR	Jun. 2023	4,040,581	(4,175)
38	2 Year U.S. Treasury Notes	Jun. 2023	7,834,234	(8,250)
19	5 Year Euro-Bobl	Jun. 2023	2,469,832	(60,545)
33	5 Year U.S. Treasury Notes	Jun. 2023	3,621,492	(78,496)
25	10 Year Euro-Bund	Jun. 2023	3,734,339	(118,464)
5	10 Year U.K. Gilt	Jun. 2023	637,549	(4,235)
15	10 Year U.S. Treasury Notes	Jun. 2023	1,728,047	(47,618)
9	10 Year U.S. Ultra Treasury Notes	Jun. 2023	1,093,078	(23,754)
20	British Pound Currency	Jun. 2023	1,572,375	(63,356)
136	Euro Currency	Jun. 2023	18,782,450	(593,257)
3	Euro Schatz Index	Jun. 2023	349,330	(3,530)

				(1,005,680)

				$(993,096)

Forward foreign currency exchange contracts outstanding at April 30, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNYM	GBP	606	$754,546	$761,378	$6,832	$—
Expiring 05/02/23	MSI	GBP	42	51,422	52,202	780	—
Expiring 07/19/23	CITI	GBP	29	36,246	36,244	—	(2)
Chinese Renminbi,
Expiring 05/23/23	MSI	CNH	322	46,886	46,605	—	(281)
Expiring 05/23/23	TD	CNH	215	31,021	31,056	35	—
Colombian Peso,
Expiring 06/21/23	BARC	COP	40,277	8,323	8,467	144	—
Expiring 06/21/23	BARC	COP	21,525	4,449	4,525	76	—
Expiring 06/21/23	DB	COP	26,450	5,475	5,560	85	—
Expiring 06/21/23	MSI	COP	23,319	4,799	4,902	103	—
Czech Koruna,
Expiring 07/19/23	BARC	CZK	364	17,118	16,975	—	(143)
Euro,
Expiring 05/02/23	SCB	EUR	119	128,359	131,051	2,692	—
Expiring 07/19/23	CITI	EUR	94	104,233	104,064	—	(169)

See Notes to Financial Statements.

PGIM International Bond Fund    27

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 06/21/23	BOA	HUF	14,794	$42,868	$42,977	$109	$—
Expiring 07/19/23	JPM	HUF	8,843	24,989	25,493	504	—
Expiring 07/19/23	JPM	HUF	8,665	24,750	24,980	230	—
Expiring 07/19/23	TD	HUF	13,766	39,562	39,684	122	—
Japanese Yen,
Expiring 05/02/23	CITI	JPY	112,108	833,802	823,343	—	(10,459)
Expiring 07/19/23	CITI	JPY	2,864	21,283	21,286	3	—
Mexican Peso,
Expiring 06/21/23	JPM	MXN	886	48,239	48,726	487	—
Norwegian Krone,
Expiring 07/19/23	BNP	NOK	533	51,229	50,213	—	(1,016)
Polish Zloty,
Expiring 07/19/23	HSBC	PLN	463	109,553	110,843	1,290	—
South Korean Won,
Expiring 06/21/23	CITI	KRW	79,676	60,666	59,748	—	(918)
Swiss Franc,
Expiring 07/19/23	MSI	CHF	201	226,333	227,523	1,190	—
Thai Baht,
Expiring 06/21/23	MSI	THB	663	19,061	19,526	465	—

				$2,695,212	$2,697,371	15,147	(12,988)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/19/23	MSI	AUD	127	$85,544	$84,353	$1,191	$—
British Pound,
Expiring 05/02/23	BNP	GBP	606	743,843	761,520	—	(17,677)
Expiring 05/02/23	MSI	GBP	41	51,205	52,060	—	(855)
Expiring 06/02/23	BNYM	GBP	606	755,039	761,914	—	(6,875)
Canadian Dollar,
Expiring 07/19/23	HSBC	CAD	569	420,744	420,537	207	—
Chinese Renminbi,
Expiring 05/23/23	GSI	CNH	238	34,213	34,369	—	(156)
Expiring 05/23/23	MSI	CNH	13,067	1,909,165	1,890,283	18,882	—
Expiring 05/23/23	MSI	CNH	272	39,879	39,297	582	—
Expiring 05/23/23	SCB	CNH	159	23,310	23,064	246	—
Euro,
Expiring 05/02/23	SSB	EUR	237	259,382	261,648	—	(2,266)

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at April 30, 2023 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 06/21/23	JPM	IDR	2,097,886	$135,522	$142,899	$—	$(7,377)
Japanese Yen,
Expiring 05/02/23	GSI	JPY	88,153	672,506	647,411	25,095	—
Expiring 05/02/23	HSBC	JPY	23,955	178,485	175,931	2,554	—
Expiring 06/02/23	CITI	JPY	112,108	837,673	827,311	10,362	—
New Zealand Dollar,
Expiring 07/19/23	MSI	NZD	51	31,835	31,602	233	—
Peruvian Nuevo Sol,
Expiring 06/21/23	BARC	PEN	44	11,685	11,948	—	(263)
Expiring 06/21/23	SCB	PEN	48	12,651	12,969	—	(318)
Romanian Leu,
Expiring 07/19/23	UAG	RON	82	18,114	18,235	—	(121)
South African Rand,
Expiring 06/21/23	BNP	ZAR	250	13,353	13,614	—	(261)
Swiss Franc,
Expiring 07/19/23	BNP	CHF	266	299,687	300,589	—	(902)

				$6,533,835	$6,511,554	59,352	(37,071)

						$74,499	$(50,059)

Credit default swap agreements outstanding at April 30, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Morocco	12/20/27	1.000%(Q)		50	$989	$1,249	$(260)	BNP
Republic of Italy	12/20/24	1.000%(Q)	EUR	700	(8,948)	(10,694)	1,746	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	70	(1,003)	(2,466)	1,463	BARC
U.S. Treasury Notes	12/20/29	0.250%(Q)	EUR	35	884	242	642	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	150	4,388	1,095	3,293	BARC

					$(3,690)	$(10,574)	$6,884

See Notes to Financial Statements.

PGIM International Bond Fund    29

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Credit default swap agreements outstanding at April 30, 2023: (continued)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)		100	0.882%	$304	$154	$150	BARC
Halliburton Co.	12/20/26	1.000%(Q)		30	0.585%	456	209	247	GSI
Republic of Estonia	12/20/26	1.000%(Q)		20	0.664%	251	138	113	JPM
Republic of Indonesia	06/20/23	1.000%(Q)		220	0.202%	511	(39)	550	CITI
Republic of Ireland	06/20/27	1.000%(Q)		100	0.228%	3,089	1,041	2,048	MSI
Republic of Kazakhstan	06/20/23	1.000%(Q)		115	0.266%	257	—	257	CITI
Republic of Panama	12/20/26	1.000%(Q)		80	0.919%	313	168	145	CITI
Republic of South Africa	12/20/23	1.000%(Q)		400	0.907%	702	(2,750)	3,452	BOA
Simon Property Group LP	06/20/26	1.000%(Q)		80	0.712%	772	584	188	GSI
State of Illinois	12/20/24	1.000%(Q)		100	*	(239)	(1,629)	1,390	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		30	0.406%	375	144	231	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		20	0.406%	250	100	150	MSI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	150	1.737%	(1,521)	(475)	(1,046)	BARC

						$5,520	$(2,355)	$7,875

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
iTraxx.EUR.39.V1	06/20/28	1.000%(Q)	EUR	4,430	0.827%	$18,381	$44,954	$26,573
iTraxx.XO.39.V1	06/20/28	5.000%(Q)	EUR	2,300	4.340%	(53,598)	82,284	135,882

						$(35,217)	$127,238	$162,455

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional

See Notes to Financial Statements.

30

amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at April 30, 2023:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)/5.407%	CITI	11/29/23	$1,464	$—	$1,464

See Notes to Financial Statements.

PGIM International Bond Fund    31

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Inflation swap agreements outstanding at April 30, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreements:
EUR 200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$12,224	$12,224
EUR 200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(24,664)	(24,664)

				$—	$(12,440)	$(12,440)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2023:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/3.855%	$22,226	$(13,313)	$(35,539)
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)/3.855%	(2)	(5,113)	(5,111)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)/3.855%	(3)	(5,753)	(5,750)
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)/5.043%	(1)	(30,191)	(30,190)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/5.043%	1,109	(6,969)	(8,078)
CAD	280	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/5.043%	(12,294)	(12,548)	(254)
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/5.043%	(6,901)	(23,883)	(16,982)
CHF	140	01/31/29	0.260%(A)	1 Day SARON(2)(S)/1.420%	(542)	(14,583)	(14,041)
CHF	100	03/31/33	1.909%(A)	1 Day SARON(2)(A)/1.420%	—	(48)	(48)
CHF	80	04/03/33	0.687%(A)	1 Day SARON(2)(S)/1.420%	(439)	(10,782)	(10,343)
CLP	22,700	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)/11.250%	—	(6,255)	(6,255)
CLP	80,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/11.250%	—	(15)	(15)
CLP	34,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/11.250%	—	(1,224)	(1,224)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	1	454	453

See Notes to Financial Statements.

32

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$(1)	$716	$717
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	1,231	1,231
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	2	2,462	2,460
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(3)	2,533	2,536
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(1)	2,786	2,787
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(6)	3,359	3,365
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	1,500	1,500
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(4)	216	220
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(2)	(212)	(210)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	2	(4,167)	(4,169)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(5)	1,819	1,824
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	15	5,146	5,131
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	(5)	1,417	1,422
CNH	4,300	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	—	(6,972)	(6,972)

See Notes to Financial Statements.

PGIM International Bond Fund    33

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,005	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$—	$5,025	$5,025
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)/12.086%	—	(21,036)	(21,036)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)/7.210%	(4,182)	(24,154)	(19,972)
DKK	600	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/3.670%	(3,112)	(10,735)	(7,623)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/3.645%	(62,247)	(260,130)	(197,883)
EUR	195	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/3.645%	—	626	626
EUR	140	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/3.645%	—	90	90
EUR	100	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/3.645%	—	17,053	17,053
EUR	100	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(17,792)	(17,792)
EUR	242	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/3.645%	—	40,100	40,100
EUR	242	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/3.265%	—	(41,916)	(41,916)
EUR	170	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/3.645%	141	(801)	(942)
EUR	170	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/3.265%	(88)	913	1,001
GBP	60	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/4.179%	1,520	4,077	2,557
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/4.179%	1,782	(8,921)	(10,703)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/4.179%	8,202	(45,172)	(53,374)

See Notes to Financial Statements.

34

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	160	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/4.179%	$(52,039)	$(55,599)	$(3,560)
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)/4.179%	(3,765)	(55,852)	(52,087)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/4.179%	118,373	(245,153)	(363,526)
GBP	50	05/08/47	1.250%(A)	1 Day SONIA(1)(A)/4.179%	2,883	24,882	21,999
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/4.179%	(1)	(57,249)	(57,248)
HUF	20,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)/15.820%	—	(11,440)	(11,440)
HUF	20,000	03/02/33	8.250%(A)	6 Month BUBOR(1)(S)/15.820%	—	(781)	(781)
HUF	27,100	04/03/33	8.225%(A)	6 Month BUBOR(1)(S)/15.820%	—	(1,493)	(1,493)
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/(0.073)%	(756)	829	1,585
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)/(0.073)%	(368)	(601)	(233)
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/(0.073)%	3	(14,075)	(14,078)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)/(0.073)%	(8)	(3,530)	(3,522)
JPY	10,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/(0.073)%	(2,828)	(3,209)	(381)
JPY	40,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/(0.073)%	(21,907)	(14,129)	7,778
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)/(0.073)%	(1,602)	(9,953)	(8,351)
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)/(0.073)%	(1,837)	(13,373)	(11,536)
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/(0.073)%	(188)	(28,345)	(28,157)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)/(0.073)%	(1,207)	(13,218)	(12,011)
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/(0.073)%	(235)	(22,502)	(22,267)

See Notes to Financial Statements.

PGIM International Bond Fund    35

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	400,000	04/28/24	2.725%(Q)	3 Month KWCDC(2)(Q)/3.520%	$(1,022)	$(2,571)	$(1,549)
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(4,339)	(4,339)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/3.520%	—	(18,010)	(18,010)
KRW	100,000	04/28/32	2.820%(Q)	3 Month KWCDC(2)(Q)/3.520%	(2,015)	(1,786)	229
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)/11.550%	593	(2,248)	(2,841)
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/4.060%	548	(3,268)	(3,816)
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)/6.960%	—	(27,883)	(27,883)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)/3.604%	—	(20,226)	(20,226)
SGD	140	07/29/31	1.120%(S)	1 Day SORA(2)(S)/3.785%	—	(15,701)	(15,701)
THB	4,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/1.730%	—	(10,958)	(10,958)
TWD	6,300	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/1.492%	—	(502)	(502)
	3,460	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/4.810%	—	(5,464)	(5,464)
	3,480	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/4.810%	—	(1,320)	(1,320)
	6,780	02/21/24	5.170%(T)	1 Day SOFR(2)(T)/4.810%	—	15,035	15,035
	4,453	04/22/25	3.595%(T)	1 Day SOFR(1)(T)/4.810%	(8,526)	(12,487)	(3,961)

					$(30,742)	$(1,117,681)	$(1,086,939)

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at April 30, 2023 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Interest Rate Swap Agreements:
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/2.400%	$1,217	$(1)	$1,218	CITI
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)/4.643%	(22,408)	(4)	(22,404)	GSI
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)/3.520%	(31,793)	(9)	(31,784)	CITI
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)/3.510%	647	(2)	649	CITI
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(812)	—	(812)	MSI
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/3.510%	(1,388)	—	(1,388)	MSI
MYR	100	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/3.510%	358	(1)	359	CITI
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/7.958%	(26,692)	(24)	(26,668)	CITI
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/7.958%	27,617	20	27,597	CITI

					$(53,254)	$(21)	$(53,233)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$5,144	$(18,094)	$47,352	$(84,362)

See Notes to Financial Statements.

PGIM International Bond Fund    37

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$70,000	$904,449
JPS	—	1,008,491

Total	$70,000	$1,912,940

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Cayman Islands	$—	$735,313	$—
United States	—	296,755	—
Commercial Mortgage-Backed Securities
Canada	—	12,429	—
United Kingdom	—	576,567	—
United States	—	1,024,086	—
Corporate Bonds
Belgium	—	59,009	—
Brazil	—	108,772	—
Bulgaria	—	89,550	—
China	—	351,649	—
France	—	444,525	—
Germany	—	560,462	—
Hong Kong	—	237,862	—
Hungary	—	101,946	—
Iceland	—	107,710	—
India	—	101,292	—
Indonesia	—	82,526	—
Italy	—	181,516	—
Kazakhstan	—	53,221	—
Luxembourg	—	325,776	—
Mexico	—	384,577	—
Netherlands	—	375,097	—
Peru	—	48,887	—
Poland	—	239,026	—
Slovenia	—	191,002	—

See Notes to Financial Statements.

38

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Spain	$—	$119,974	$—
Supranational Bank	—	88,138	—
United Arab Emirates	—	289,614	—
United Kingdom	—	628,399	—
United States	—	1,503,578	—
Residential Mortgage-Backed Securities
Spain	—	26,568	—
United States	—	185,938	—
Sovereign Bonds
Andorra	—	99,719	—
Belgium	—	437,612	—
Brazil	—	344,691	—
Bulgaria	—	216,508	—
Canada	—	195,731	—
China	—	1,510,289	—
Colombia	—	629,240	—
Croatia	—	212,226	—
Cyprus	—	605,855	—
Estonia	—	84,569	—
Finland	—	201,099	—
France	—	1,512,539	—
Germany	—	288,864	—
Greece	—	784,019	—
Hong Kong	—	68,501	—
Hungary	—	75,880	—
Indonesia	—	1,070,325	—
Israel	—	194,182	—
Italy	—	2,723,513	—
Japan	—	862,983	—
Kazakhstan	—	114,308	—
Latvia	—	86,176	—
Lithuania	—	187,195	—
Mexico	—	375,899	—
New Zealand	—	42,525	—
Peru	—	447,707	—
Philippines	—	370,046	—
Portugal	—	835,088	—
Romania	—	379,858	—
Saudi Arabia	—	99,843	—
Serbia	—	248,065	—
Slovakia	—	49,031	—
Slovenia	—	64,751	—
Spain	—	1,702,487	—
Ukraine	—	97,580	—
United Kingdom	—	129,671	—
Unaffiliated Exchange-Traded Funds	663,050	—	—
Short-Term Investments
Affiliated Mutual Fund	608,529	—	—
Options Purchased	425	25,926	—

Total	$1,272,004	$26,906,265	$—

Liabilities
Options Written	$(750)	$(30,194)	$—

See Notes to Financial Statements.

PGIM International Bond Fund    39

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Level 1	Level 2	Level 3

Other Financial Instruments*
Assets
Futures Contracts	$12,584	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	74,499	—
Centrally Cleared Credit Default Swap Agreements	—	162,455	—
OTC Credit Default Swap Agreements	—	13,541	—
OTC Currency Swap Agreement	—	1,464	—
Centrally Cleared Inflation Swap Agreement	—	12,224	—
Centrally Cleared Interest Rate Swap Agreements	—	136,724	—
OTC Interest Rate Swap Agreements	—	29,839	—

Total	$12,584	$430,746	$—

Liabilities
Futures Contracts	$(1,005,680)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(50,059)	—
OTC Credit Default Swap Agreements	—	(11,711)	—
Centrally Cleared Inflation Swap Agreement	—	(24,664)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,223,663)	—
OTC Interest Rate Swap Agreements	—	(83,093)	—

Total	$(1,005,680)	$(1,393,190)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2023 were as follows:

Sovereign Bonds	60.7%
Commercial Mortgage-Backed Securities	5.6
Banks	4.0
Collateralized Loan Obligations	3.1
Telecommunications	2.3
Unaffiliated Exchange-Traded Funds	2.3
Affiliated Mutual Fund	2.1
Electric	2.1
Oil & Gas	1.7
Commercial Services	1.3
Healthcare-Products	1.2
Insurance	1.1
Media	1.0
Real Estate	0.9
Transportation	0.8
Residential Mortgage-Backed Securities	0.8
Retail	0.8
Internet	0.7

Foods	0.6%
Auto Manufacturers	0.6
Entertainment	0.5
Chemicals	0.5
Other	0.5
Real Estate Investment Trusts (REITs)	0.4
Computers	0.4
Household Products/Wares	0.4
Diversified Financial Services	0.4
Machinery-Diversified	0.3
Multi-National	0.3
Gas	0.3
Engineering & Construction	0.3
Beverages	0.2
Biotechnology	0.1
Options Purchased	0.1

See Notes to Financial Statements.

40

Industry Classification (continued):

Semiconductors	0.1%

98.5
Options Written	(0.1)

Other assets in excess of liabilities	1.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$162,455	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	5,124		Premiums received for OTC swap agreements	18,053
Credit contracts	Unrealized appreciation on OTC swap agreements	16,065		Unrealized depreciation on OTC swap agreements	1,306
Foreign exchange contracts	—	—		Due from/to broker-variation margin futures	656,613	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	74,499		Unrealized depreciation on OTC forward foreign currency exchange contracts	50,059
Interest rate contracts	Due from/to broker-variation margin futures	12,584	*	Due from/to broker-variation margin futures	349,067	*
Interest rate contracts	Due from/to broker-variation margin swaps	148,948	*	Due from/to broker-variation margin swaps	1,248,327	*
Interest rate contracts	Premiums paid for OTC swap agreements	20		Premiums received for OTC swap agreements	41
Interest rate contracts	Unaffiliated investments	26,351		Options written outstanding, at value	30,944

See Notes to Financial Statements.

PGIM International Bond Fund    41

Schedule of Investments   (unaudited) (continued)

as of April 30, 2023

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Unrealized appreciation on OTC swap agreements	$31,287	Unrealized depreciation on OTC swap agreements	$83,056

		$477,333		$2,437,466

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$143,855
Foreign exchange contracts	(1,025,904)	(78,456)	—
Interest rate contracts	596,166	—	(269,366)

Total	$(429,738)	$(78,456)	$(125,511)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$—	$—	$121,820
Foreign exchange contracts	—	—	(894,914)	(55,346)	—
Interest rate contracts	(3,258)	2,720	(669,376)	—	264,883

Total	$(3,258)	$2,720	$(1,564,290)	$(55,346)	$386,703

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 6,667
Options Written (2)	1,001,667
Futures Contracts - Long Positions (2)	2,141,810
Futures Contracts - Short Positions (2)	35,713,824
Forward Foreign Currency Exchange Contracts - Purchased (3)	3,972,469
Forward Foreign Currency Exchange Contracts - Sold (3)	8,185,191

See Notes to Financial Statements.

42

Derivative Contract Type	Average Volume of Derivative Activities*
Interest Rate Swap Agreements (2)	$34,396,102
Credit Default Swap Agreements - Buy Protection (2)	568,462
Credit Default Swap Agreements - Sell Protection (2)	6,860,953
Currency Swap Agreements (2)	46,056
Inflation Swap Agreements (2)	423,640

*	Average volume is based on average quarter end balances as noted for the six months ended April 30, 2023.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$9,005	$(15,087)	$(6,082)	$—	$(6,082)
BNP	1,249	(20,116)	(18,867)	—	(18,867)
BNYM	6,832	(6,875)	(43)	—	(43)
BOA	3,561	(2,750)	811	—	811
CITI	42,792	(70,076)	(27,284)	—	(27,284)
DB	26,011	(30,194)	(4,183)	—	(4,183)
GSI	27,713	(24,193)	3,520	—	3,520
HSBC	4,051	—	4,051	—	4,051
JPM	1,472	(7,377)	(5,905)	—	(5,905)
MSI	27,140	(3,336)	23,804	—	23,804
SCB	2,938	(318)	2,620	—	2,620
SSB	—	(2,266)	(2,266)	—	(2,266)
TD	157	—	157	—	157
UAG	—	(121)	(121)	—	(121)

	$152,921	$(182,709)	$(29,788)	$—	$(29,788)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM International Bond Fund    43

Statement of Assets and Liabilities   (unaudited)

as of April 30, 2023

Assets

Investments at value:
Unaffiliated investments (cost $32,081,316)	$27,569,740
Affiliated investments (cost $608,529)	608,529
Foreign currency, at value (cost $194,392)	194,507
Dividends and interest receivable	274,870
Unrealized appreciation on OTC forward foreign currency exchange contracts	74,499
Due from broker—variation margin swaps	70,575
Deposit with broker for centrally cleared/exchange-traded derivatives	70,000
Unrealized appreciation on OTC swap agreements	47,352
Due from Manager	5,213
Premiums paid for OTC swap agreements	5,144
Prepaid expenses and other assets	10,973

Total Assets	28,931,402

Liabilities
Unrealized depreciation on OTC swap agreements	84,362
Due to broker—variation margin futures	67,647
Unrealized depreciation on OTC forward foreign currency exchange contracts	50,059
Options written outstanding, at value (premiums received $8,785)	30,944
Custodian and accounting fees payable	25,529
Audit fee payable	25,043
Premiums received for OTC swap agreements	18,094
Payable for investments purchased	12,513
Accrued expenses and other liabilities	11,505
Payable for Fund shares purchased	3,701
Trustees’ fees payable	716
Affiliated transfer agent fee payable	159
Distribution fee payable	74
Dividends payable	9

Total Liabilities	330,355

Net Assets	$28,601,047

Net assets were comprised of:
Shares of beneficial interest, at par	$4,075
Paid-in capital in excess of par	37,858,306
Total distributable earnings (loss)	(9,261,334)

Net assets, April 30, 2023	$28,601,047

See Notes to Financial Statements.

44

Class A

Net asset value and redemption price per share, ($285,116 ÷ 40,625 shares of beneficial interest issued and outstanding)	$7.02
Maximum sales charge (3.25% of offering price)	0.24

Maximum offering price to public	$7.26

Class C

Net asset value, offering price and redemption price per share, ($17,930 ÷ 2,557 shares of beneficial interest issued and outstanding)	$7.01

Class Z

Net asset value, offering price and redemption price per share, ($628,133 ÷ 89,525 shares of beneficial interest issued and outstanding)	$7.02

Class R6

Net asset value, offering price and redemption price per share, ($27,669,868 ÷ 3,941,985 shares of beneficial interest issued and outstanding)	$7.02

See Notes to Financial Statements.

PGIM International Bond Fund    45

Statement of Operations   (unaudited)

Six Months Ended April 30, 2023

Net Investment Income (Loss)

Income
Interest income (net of $62 foreign withholding tax)	$428,585
Unaffiliated dividend income	11,823
Affiliated dividend income	2,185

Affiliated income from securities lending, net	5

Total income	442,598

Expenses
Management fee	69,687
Distribution fee(a)	478
Custodian and accounting fees	28,383
Audit fee	25,042
Registration fees(a)	12,930
Fund data services	10,843
Professional fees	10,565
Shareholders’ reports	8,771
Trustees’ fees	4,805
Transfer agent’s fees and expenses (including affiliated expense of $648)(a)	1,468
Miscellaneous	3,629

Total expenses	176,601
Less: Fee waiver and/or expense reimbursement(a)	(94,878)

Net expenses	81,723

Net investment income (loss)	360,875

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2))	(213,295)
Futures transactions	(429,738)
Forward currency contract transactions	(78,456)
Swap agreement transactions	(125,511)
Foreign currency transactions	(118,548)

(965,548)

Net change in unrealized appreciation (depreciation) on:
Investments	3,194,470
Futures	(1,564,290)
Forward currency contracts	(55,346)
Options written	2,720
Swap agreements	386,703
Foreign currencies	199,935

2,164,192

Net gain (loss) on investment and foreign currency transactions	1,198,644

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,559,519

See Notes to Financial Statements.

46

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	329	149	—	—
Registration fees	3,448	2,415	4,066	3,001
Transfer agent’s fees and expenses	580	122	577	189
Fee waiver and/or expense reimbursement	(4,581)	(2,599)	(6,521)	(81,177)

See Notes to Financial Statements.

PGIM International Bond Fund    47

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended April 30, 2023	Year Ended October 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$360,875	$626,252
Net realized gain (loss) on investment and foreign currency transactions	(965,548)	3,399,695
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,164,192	(10,537,632)

Net increase (decrease) in net assets resulting from operations	1,559,519	(6,511,685)

Dividends and Distributions
Distributions from distributable earnings
Class A	(20,434)	(13,794)
Class C	(3,033)	(2,261)
Class Z	(71,133)	(84,987)
Class R6	(2,694,773)	(1,698,473)

	(2,789,373)	(1,799,515)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	214,799	1,242,724
Net asset value of shares issued in reinvestment of dividends and distributions	2,788,911	1,799,179
Cost of shares purchased	(384,382)	(2,289,882)

Net increase (decrease) in net assets from Fund share transactions	2,619,328	752,021

Total increase (decrease)	1,389,474	(7,559,179)

Net Assets:

Beginning of period	27,211,573	34,770,752

End of period	$28,601,047	$27,211,573

See Notes to Financial Statements.

48

Financial Highlights   (unaudited)

Class A Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.37		$9.65	$10.13	$10.83	$10.22	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.14	0.13	0.14	0.14	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(1.95)	(0.32)	0.10	1.43	(0.08)
Total from investment operations	0.38		(1.81)	(0.19)	0.24	1.57	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.16)	(0.29)	(0.53)	(0.96)	(0.26)
Tax return of capital distributions	-		-	-	(0.24)	-	-
Distributions from net realized gains	(0.62)		(0.31)	-	(0.17)	-	-
Total dividends and distributions	(0.73)		(0.47)	(0.29)	(0.94)	(0.96)	(0.26)
Net asset value, end of period	$7.02		$7.37	$9.65	$10.13	$10.83	$10.22
Total Return(b):	5.56%		(19.41)%	(1.93)%	2.30%	16.52%	0.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$285		$219	$275	$523	$267	$103
Average net assets (000)	$265		$252	$397	$383	$163	$99
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	4.48	%(d)	4.29%	3.34%	4.24%	9.63%	17.44%
Net investment income (loss)	2.17	%(d)	1.65%	1.29%	1.42%	1.35%	1.14%
Portfolio turnover rate(e)	13%		17%	29%	16%	49%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund    49

Financial Highlights   (unaudited) (continued)

Class C Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.37		$9.65	$10.13	$10.83	$10.22	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.07	0.05	0.06	0.03	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(1.95)	(0.31)	0.10	1.46	(0.07)
Total from investment operations	0.35		(1.88)	(0.26)	0.16	1.49	(0.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.09)	(0.22)	(0.45)	(0.88)	(0.19)
Tax return of capital distributions	-		-	-	(0.24)	-	-
Distributions from net realized gains	(0.62)		(0.31)	-	(0.17)	-	-
Total dividends and distributions	(0.71)		(0.40)	(0.22)	(0.86)	(0.88)	(0.19)
Net asset value, end of period	$7.01		$7.37	$9.65	$10.13	$10.83	$10.22
Total Return(b):	5.15%		(20.13)%	(2.66)%	1.61%	15.65%	(0.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18		$33	$95	$311	$45	$16
Average net assets (000)	$30		$51	$250	$222	$31	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.74	%(d)	1.74%	1.74%	1.74%	1.74%	1.74%
Expenses before waivers and/or expense reimbursement	19.16	%(d)	13.21%	4.44%	6.58%	43.49%	124.78%
Net investment income (loss)	1.45	%(d)	0.88%	0.54%	0.63%	0.33%	0.41%
Portfolio turnover rate(e)	13%		17%	29%	16%	49%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.37		$9.65	$10.13	$10.83	$10.23	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.17	0.18	0.14	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(1.95)	(0.32)	0.09	1.45	(0.07)
Total from investment operations	0.40		(1.78)	(0.15)	0.27	1.59	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.19)	(0.33)	(0.56)	(0.99)	(0.29)
Tax return of capital distributions	-		-	-	(0.24)	-	-
Distributions from net realized gains	(0.62)		(0.31)	-	(0.17)	-	-
Total dividends and distributions	(0.75)		(0.50)	(0.33)	(0.97)	(0.99)	(0.29)
Net asset value, end of period	$7.02		$7.37	$9.65	$10.13	$10.83	$10.23
Total Return(b):	5.76%		(19.12)%	(1.57)%	2.66%	16.80%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$628		$789	$2,537	$16,104	$3,466	$160
Average net assets (000)	$710		$1,348	$6,683	$10,840	$1,763	$140
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.63%	0.63%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	2.48	%(d)	1.76%	1.33%	1.31%	2.16%	12.47%
Net investment income (loss)	2.56	%(d)	1.94%	1.66%	1.74%	1.28%	1.43%
Portfolio turnover rate(e)	13%		17%	29%	16%	49%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM International Bond Fund    51

Financial Highlights   (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	April 30,		Year Ended October 31,
	2023		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$7.37		$9.66	$10.13	$10.84	$10.23	$10.44
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.17	0.19	0.18	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.31		(1.96)	(0.31)	0.08	1.42	(0.06)
Total from investment operations	0.40		(1.79)	(0.14)	0.27	1.60	0.08
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.19)	(0.33)	(0.57)	(0.99)	(0.29)
Tax return of capital distributions	-		-	-	(0.24)	-	-
Distributions from net realized gains	(0.62)		(0.31)	-	(0.17)	-	-
Total dividends and distributions	(0.75)		(0.50)	(0.33)	(0.98)	(0.99)	(0.29)
Net asset value, end of period	$7.02		$7.37	$9.66	$10.13	$10.84	$10.23
Total Return(b):	5.77%		(19.08)%	(1.53)%	2.71%	16.81%	0.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,670		$26,171	$31,863	$32,278	$31,421	$26,850
Average net assets (000)	$27,101		$28,764	$32,477	$31,522	$29,104	$26,854
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.58%	0.58%	0.59%	0.74%	0.74%
Expenses before waivers and/or expense reimbursement	1.18	%(d)	1.12%	1.02%	1.13%	1.40%	1.55%
Net investment income (loss)	2.60	%(d)	2.07%	1.67%	1.84%	1.75%	1.39%
Portfolio turnover rate(e)	13%		17%	29%	16%	49%	35%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

52

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM International Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM International Bond Fund    53

Notes to Financial Statements   (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

54

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the

PGIM International Bond Fund    55

Notes to Financial Statements   (unaudited) (continued)

fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

56

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in

PGIM International Bond Fund    57

Notes to Financial Statements   (unaudited) (continued)

the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

58

rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

PGIM International Bond Fund    59

Notes to Financial Statements   (unaudited) (continued)

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

60

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded

PGIM International Bond Fund    61

Notes to Financial Statements   (unaudited) (continued)

as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and

62

waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively referred to herein as the “subadviser”). The Manager pays for the services of the subadviser.

PGIM International Bond Fund    63

Notes to Financial Statements   (unaudited) (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of the Fund’s average daily net assets up to $2 billion; and	0.50%
0.485% of the Fund’s average daily net assets over $2 billion.

The Manager has contractually agreed, through February 29, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.99%
C	1.74
Z	0.63
R6	0.58

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

64

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2023, PIMS has not received any front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2023, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2023, no 17a-7 transactions were entered into by the Fund.

PGIM International Bond Fund    65

Notes to Financial Statements   (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$3,509,040	$3,938,736

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended April 30, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$—	$ 2,185,656	$ 1,577,127	$ —	$ —	$ 608,529	608,529	$ 2,185

PGIM Institutional Money Market Fund(1)(b)(wi)
—	127,200	127,198	—	(2)	—	—	5(2)
$—	$ 2,312,856	$ 1,704,325	$ —	$ (2)	$ 608,529		$ 2,190

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$32,963,478	$755,278	$(7,526,971)	$(6,771,693)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax

66

authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,443	56.4%
R6	3,867,503	98.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	94.9%
Unaffiliated	—	—

PGIM International Bond Fund    67

Notes to Financial Statements   (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2023:
Shares sold	17,404	$120,005
Shares issued in reinvestment of dividends and distributions	2,904	20,015
Shares purchased	(9,362)	(68,417)
Net increase (decrease) in shares outstanding	10,946	$71,603

Year ended October 31, 2022:
Shares sold	5,133	$48,065
Shares issued in reinvestment of dividends and distributions	1,569	13,504
Shares purchased	(5,543)	(48,166)
Net increase (decrease) in shares outstanding	1,159	$13,403

Class C
Six months ended April 30, 2023:
Shares issued in reinvestment of dividends and distributions	438	$3,005
Shares purchased	(2,330)	(16,340)
Net increase (decrease) in shares outstanding	(1,892)	$(13,335)

Year ended October 31, 2022:
Shares sold	3,601	$34,634
Shares issued in reinvestment of dividends and distributions	262	2,261
Shares purchased	(3,972)	(33,769)
Net increase (decrease) in shares outstanding before conversion	(109)	3,126
Shares purchased upon conversion into other share class(es)	(5,334)	(51,847)
Net increase (decrease) in shares outstanding	(5,443)	$(48,721)

Class Z

Six months ended April 30, 2023:
Shares sold	4,140	$29,027
Shares issued in reinvestment of dividends and distributions	10,336	71,118
Shares purchased	(32,059)	(230,495)
Net increase (decrease) in shares outstanding	(17,583)	$(130,350)

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Share Class	Shares	Amount

Year ended October 31, 2022:
Shares sold	11,802	$103,794
Shares issued in reinvestment of dividends and distributions	9,656	84,941
Shares purchased	(182,501)	(1,636,569)
Net increase (decrease) in shares outstanding before conversion	(161,043)	(1,447,834)
Shares issued upon conversion from other share class(es)	5,334	51,847
Net increase (decrease) in shares outstanding	(155,709)	$(1,395,987)

Class R6
Six months ended April 30, 2023:
Shares sold	9,295	$65,767
Shares issued in reinvestment of dividends and distributions	391,227	2,694,773
Shares purchased	(9,745)	(69,130)
Net increase (decrease) in shares outstanding	390,777	$2,691,410

Year ended October 31, 2022:
Shares sold	116,638	$1,056,231
Shares issued in reinvestment of dividends and distributions	198,055	1,698,473
Shares purchased	(63,592)	(571,378)
Net increase (decrease) in shares outstanding	251,101	$2,183,326

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA

Term of Commitment	9/30/2022 - 9/28/2023

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM International Bond Fund    69

Notes to Financial Statements   (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2023.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related

70

reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may

PGIM International Bond Fund    71

Notes to Financial Statements   (unaudited) (continued)

result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

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Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than

PGIM International Bond Fund    73

Notes to Financial Statements   (unaudited) (continued)

it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

74

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have, an impact on the Fund’s investments and net asset value and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Short Position Risk: The Fund may take short positions in derivative instruments that present various risks, including credit/counterparty risk and leverage risk. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying security or instrument and, thus, the risk of a theoretically unlimited loss for the Fund. Short positions also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

PGIM International Bond Fund    75

Notes to Financial Statements   (unaudited) (continued)

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

11.	Subsequent Event

On June 7, 2023 the Board of Trustees approved a proposal to liquidate all of the outstanding shares of the PGIM International Bond Fund. The liquidation is expected to be completed on or about September 14, 2023.

76

Liquidity Risk Management Program

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM International Bond Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 9

PGIM International Bond Fund

Supplement dated June 12, 2023 to the

Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information (SAI)

At a recent meeting of the Board of Trustees of Prudential Investment Portfolios 9, of which PGIM International Bond Fund (the “Fund”) is a series, the Board determined after consideration of various factors, including the Fund’s performance and asset level considerations, that it was in the best interests of the Fund’s shareholders for the Fund to cease operations. Accordingly, the Board approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on the liquidation date.

The Fund liquidation is expected to occur at the close of business on or about September 14, 2023, and the Fund’s transfer agent will make remittances to shareholders as soon as practicable thereafter. Fund shareholders will receive payment equivalent to the net asset value of their shares as of the liquidation date (i.e., the redemption date). The Fund reserves the right to implement and effect the liquidation of the Fund earlier than the expected liquidation date if, due to asset outflows or other factors, it is determined that it would be in the best interests of the Fund and its shareholders to liquidate the Fund on an accelerated basis.

Fund shareholders may exchange their shares for shares of certain other PGIM Investments mutual funds in accordance with the terms of the Fund’s prospectus at any time prior to the Fund’s liquidation. Fund shares held on the liquidation date in Prudential Mutual Fund Services Individual Retirement Accounts (“IRAs”) will be exchanged for shares of PGIM Government Money Market Fund to avoid penalties that may be imposed on holders of IRAs under the Internal Revenue Code if such Fund shares were redeemed in cash.

Any contingent deferred sales charge (“CDSC”) that would otherwise be applicable to a shareholder of the Fund will be waived at the time of the liquidation. You may be subject to federal, state, local or foreign taxes on redemptions of Fund shares. You should consult your tax adviser for information regarding all tax consequences applicable to your investments in the Fund.

If you are subject to federal income tax, the liquidation of the Fund will result in one or more taxable events for you. A sale or exchange of Fund shares prior to the liquidation will generally give rise to a capital gain or loss to you for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its investment income and/or taxable distributions of its net capital gain. Any liquidation proceeds paid to you should generally be treated as received by you in exchange for your shares and will therefore generally give rise to a capital gain or loss depending on your tax basis. Please consult your personal tax advisor about the potential tax consequences of the liquidations.

In preparation for the liquidation of the Fund, the Fund will be closed to most purchases (including automatic investment purchases) and exchanges at the close of business on or about June 30, 2023 and the Fund will depart from its stated investment objective and policies as it intends to convert all of its portfolio securities to cash or cash equivalents until it is liquidated on the liquidation date (or for a period prior to the liquidation date). Dividends paid by the Fund may continue to be reinvested until the liquidation date. All costs associated with the liquidation will be borne by the Fund.

LR1436

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ●

Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ●

Drew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM International Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM INTERNATIONAL BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PXBAX	PXBCX	PXBZX	PXBQX

CUSIP	74441J738	74441J720	74441J696	74441J712

MF234E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)Code of Ethics – Not required, as this is not an annual filing.
(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(a)(2)(1)Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(a)(2)(2)Change in the registrant’s independent public accountant – Not applicable.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 20, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2023